As filed with the Securities and Exchange Commission on August 27, 1999

                                                                      File Nos.
                                                                        2-96634
                                                                       811-4267

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    FORM N-1A

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

     Pre-Effective Amendment No.

     Post-Effective Amendment No.  29                                (X)

                                     and/or

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

     Amendment No.  30                                               (X)

                          INSTITUTIONAL FIDUCIARY TRUST
               (Exact Name of Registrant as Specified in Charter)

                 777 MARINERS ISLAND BLVD., SAN MATEO, CA 94404
               (Address of Principal Executive Offices) (Zip Code)

        Registrant's Telephone Number, Including Area Code (650) 312-2000

         DEBORAH R. GATZEK 777 MARINERS ISLAND BLVD. SAN MATEO, CA 94404
               (Name and Address of Agent for Service of Process)

Approximate Date of Proposed Public offering:

It is proposed that this filing will become effective (check appropriate box)

  [ ] immediately upon filing pursuant to paragraph (b)
  [ ] on (date) pursuant to paragraph (b)
  [ ] 60 days after filing pursuant to paragraph (a)(1)
  [X] on November 1, 1999 pursuant to paragraph (a)(1)
  [ ] 75 days after filing pursuant to paragraph (a)(2)
  [ ] on (date) pursuant to paragraph (a)(2) of rule 485

If appropriate, check the following box:

  [ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment

The Money Market Portfolios (the Master Fund) has executed this registration statement.







Prospectus

Money Market Portfolio
Franklin U.S. Government Securities Money Market Portfolio

Institutional Fiduciary Trust


INVESTMENT STRATEGY  Income

NOVEMBER 1, 1999












[Insert Franklin Templeton Ben Head]

The SEC has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

CONTENTS

THE FUNDS

[Begin callout]
INFORMATION ABOUT EACH FUND YOU SHOULD KNOW BEFORE INVESTING
[End callout]

[insert page #] Money Market Portfolio

[insert page #] Franklin U.S. Government Securities Money Market Portfolio

[insert page #]  Distributions and Taxes; Year 2000 Problem

YOUR ACCOUNT

[Begin callout]
INFORMATION ABOUT ACCOUNT TRANSACTIONS AND SERVICES
[End callout]

[insert page #] Buying Shares

[insert page #] Investor Services

[insert page #] Selling Shares

[insert page #] Account Policies

[insert page #] Questions

FOR MORE INFORMATION

[Begin callout]
WHERE TO LEARN MORE ABOUT EACH FUND
[End callout]

Back Cover

MONEY MARKET PORTFOLIO

[Insert graphic of bullseye and arrows] GOAL AND STRATEGY

GOAL The fund's investment goal is to provide investors with as high a level of current income as is consistent with the preservation of shareholders' capital and liquidity. The fund also tries to maintain a stable $1 share price.

PRINCIPAL INVESTMENTS

The fund normally invests in high-quality, short-term money market securities of domestic and foreign issues, including U.S. government securities, repurchase agreements, bank obligations and commercial paper.

U.S. GOVERNMENT SECURITIES in which the fund may invest include marketable fixed, floating and variable rate securities issued or guaranteed by the U.S. government or its agencies, or by various instrumentalities that have been established or sponsored by the U.S. government.

A REPURCHASE AGREEMENT is an agreement to buy a security and then to sell the security back after a short period of time (generally, less than seven days).

BANK OBLIGATIONS, and instruments secured by bank obligations, include fixed, floating or variable rate certificates of deposit, letters of credit, time deposits, bank notes and bankers' acceptances.

COMMERCIAL   PAPER  typically   refers  to  short-term   obligations  of  banks,
corporations and other borrowers with maturities of up to 270 days.

The fund maintains a dollar-weighted average portfolio maturity of 90 days or less and only buys securities:

o    with remaining maturities of 397 days or less, and
o that the manager determines present minimal credit risks and are rated in the top two short-term ratings by U.S. nationally recognized rating services (or comparable unrated securities).

[Insert graphic of chart with line going up and down] MAIN RISKS

INCOME Since the fund can only distribute what it earns, the fund's distributions to shareholders may decline when interest rates fall. Because the fund limits its investments to high-quality, short-term securities, its portfolio generally will earn lower yields than a portfolio with lower-quality, longer-term securities subject to more risk.

[Begin callout]
Income risk is the risk that a fund's income will decrease due to falling interest rates.
[End callout]

CREDIT There is the possibility that an issuer will be unable to make interest payments and repay principal. Changes in an issuer's financial strength or in a security's credit rating may affect a security's value.

INTEREST RATE When interest rates go up, security prices fall. The opposite is also true: security prices go up when interest rates fall. In general, securities with longer maturities are more sensitive to these price changes.

MARKET A security's value may be reduced by market activity or the results of supply and demand. This is a basic risk associated with all securities. When there are more sellers than buyers, prices tend to fall. Likewise, when there are more buyers than sellers, prices tend to go up.

YEAR 2000 When evaluating current and potential portfolio positions, Year 2000 is one of the factors the manager considers.

Issuers in countries outside the U.S., particularly in emerging markets, may be more susceptible to Year 2000 risks and may not be required to make the same level of disclosure about Year 2000 readiness as is required in the U.S.

If an issuer in which the fund is invested is adversely affected by Year 2000 problems, it is likely that the price of its securities also will be adversely affected. Please see page [#] for more information.

More detailed information about the fund, its policies , risks and short-term debt ratings can be found in the fund's Statement of Additional Information
(SAI).

[Begin callout]
Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. government. Although the fund tries to maintain a $1 share price, it is possible to lose money by investing in the fund.
[End callout]

MASTER/FEEDER STRUCTURE The fund seeks to achieve its investment goal by investing all of its assets in shares of the Money Market Portfolio (Portfolio). The Portfolio has the same investment goal and substantially similar investment policies as the fund. The fund buys shares of the Portfolio at net asset value. An investment in the fund is an indirect investment in the Portfolio.

It is possible that the Fund may have to withdraw its investment in the Portfolio if the Portfolio changes its investment goal or if the fund's Board of Trustees, at any time, considers it to be in the fund's best interest.

[Insert graphic of a bull and a bear] PERFORMANCE

This bar chart and table show the volatility of the fund's returns, which is one indicator of the risks of investing in the fund. The bar chart shows changes in the fund's returns from year to year over the past 10 calendar years. The table shows the fund's average annual total returns. Of course, past performance cannot predict or guarantee future results.

ANNUAL TOTAL RETURNS 1

[Insert bar graph]

9.29%  8.24%  5.91%  3.74%  3.14%  4.19%  5.98%  5.38%  5.49%  5.46%
 89     90     91     92     93     94     95     96     97     98
                               YEAR

[Begin callout]
BEST QUARTER:
Q2 '89  2.37%

WORST QUARTER:
Q2 '86  0.76%
[End callout]

AVERAGE ANNUAL TOTAL RETURNS
For the periods ended December 31, 1998


                                1 YEAR      5 YEARS    10 YEARS
----------------------------------------------------------------
Money Market Portfolio          5.02%       5.41%      5.43%

1. As of September 30, 1999, the fund's year-to-date return was []%. All fund performance assumes reinvestment of dividends.

To obtain the fund's current yield information, please call 1-800/DIAL BEN(R).

[Insert graphic of percentage sign] FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

Maximum sales charge (load) on       None
purchases
Exchange fee 1                       $5.00


ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS) 2

Management fees 3                    0.31%
Distribution and service
(12b-1) fees                         0.00%
Other expenses                       0.02%
                                     ---------------
Total annual fund operating          0.33%
expenses 3                           ---------------

1. This fee is only for market timers (see page [#]).
2. The annual fund operating expenses shown and included in the example below reflect the expenses of both the fund and The Money Market Portfolio.
3. For the fiscal year ended June 30, 1999, the administrator had agreed in advance to limit its fees and to assume as its own expense certain expenses otherwise payable by the fund. With this reduction, management fees were 0.29% and total annual fund operating expenses were 0.31%. The administrator may end this arrangement at any time upon notice to the fund's Board of Trustees.

EXAMPLE

This example can help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes you invest $10,000 for the periods shown and then sell all of your shares at the end of those periods. The example also assumes your investment has a 5% return each year and the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 YEAR     3 YEARS    5 YEARS    10 YEARS
------------------------------------------
$34        $106       $185       $418

[Insert graphic of briefcase] MANAGEMENT

Franklin Advisers, Inc. (Advisers), 777 Mariners Island Blvd., San Mateo, CA 94404, is the Portfolio's investment manager and the fund's administrator. Together, Advisers and its affiliates manage over $227 billion in assets.

The Portfolio pays Advisers a fee for managing the Portfolio's assets and making its investment decisions. For the fiscal year ended June 30, 1999, the fund's share of the Portfolio's management fees was 0.15% of the fund's average daily net assets.

[Insert graphic of a dollar bill] FINANCIAL HIGHLIGHTS

This table presents the fund's financial performance for the past five years. This information has been audited by PricewaterhouseCoopers LLP.

---------------------------------------------------------------------
                                 1999   1998    1997    1996    1995
---------------------------------------------------------------------
PER SHARE DATA ($)
Net asset value,
beginning of year                1.00   1.00    1.00    1.00    1.00
                            -----------------------------------------
Net investment income             .049   .054    .053    .055    .053
Distributions from net
investment income                (.049) (.054)  (.053)  (.055)  (.053)
                            -----------------------------------------
Net asset value, end of          1.00   1.00    1.00    1.00    1.00
year
                            -----------------------------------------

Total return (%)                 5.02   5.58    5.42    5.61    5.46

RATIOS/SUPPLEMENTAL DATA

Net assets, end of year
($ x 1,000)                 1,289,010  175,881  185,088  341,295  272,147
Ratios to average net
assets: (%)
  Expenses 1                      .31    .20     .20     .19     .15
  Expenses excluding
  waiver and payments by          .33    .24     .24     .24     .24
  affiliate 1
  Net investment income          4.82   5.44    5.27    5.45    5.40

1. The expense ratio includes the fund's share of the Portfolio's allocated expenses.

FRANKLIN U.S. GOVERNMENT SECURITIES MONEY MARKET PORTFOLIO

[Insert graphic of bullseye and arrows] GOAL AND STRATEGY

GOAL The fund's investment goal is to provide investors with as high a level of current income as is consistent with the preservation of shareholders' capital and liquidity. The fund also tries to maintain a stable $1 share price.

PRINCIPAL INVESTMENTS

The Fund invests only in marketable securities issued or guaranteed by the U.S. government, its agencies, or by various instrumentalities that have been established or sponsored by the U.S. government, repurchase agreements collateralized by such securities, and stripped securities (as described below). At the present time, it is the U.S. Securities Fund's policy to limit its investments to U.S. Treasury bills, notes and bonds (including stripped securities), and repurchase agreements collateralized only by such securities.

A REPURCHASE AGREEMENT is an agreement to buy a security and then to sell the security back after a short period of time (generally, less than seven days).

STRIPPED SECURITIES are the separate income and principal components of a debt security. Once the securities have been stripped they are referred to as zero coupon securities. Each fund only intends to buy stripped securities that are issued or guaranteed by the U.S. Treasury.

The fund maintains a dollar-weighted average portfolio maturity of 90 days or less and only buys securities:

o    with remaining maturities of 397 days or less, and
o that the manager determines present minimal credit risks and are rated in the top two short-term ratings by U.S. nationally recognized rating services (or comparable unrated securities).

[Insert graphic of chart with line going up and down] MAIN RISKS

INCOME Since the fund can only distribute what it earns, the fund's distributions to shareholders may decline when interest rates fall. Because the fund limits its investments to high-quality, short-term securities, its portfolio generally will earn lower yields than a portfolio with lower-quality, longer-term securities subject to more risk.

[Begin callout]
Income risk is the risk that a fund's income will decrease due to falling interest rates.
[End callout]

CREDIT There is the possibility that an issuer will be unable to make interest payments and repay principal. Changes in an issuer's financial strength or in a security's credit rating may affect a security's value.

INTEREST RATE When interest rates go up, security prices fall. The opposite is also true: security prices go up when interest rates fall. In general, securities with longer maturities are more sensitive to these price changes.

MARKET A security's value may be reduced by market activity or the results of supply and demand. This is a basic risk associated with all securities. When there are more sellers than buyers, prices tend to fall. Likewise, when there are more buyers than sellers, prices tend to go up.

DERIVATIVE SECURITIES Stripped securities are considered derivative investments, since their value depends on the value of the underlying asset to be purchased or sold. The fund's investment in derivatives may involve a small investment relative to the amount of risk assumed. To the extent the fund enters into these transactions, their success will depend on the manager's ability to predict market movements. Stripped securities do not make periodic payments of interest prior to maturity and the stripping of the interest coupons causes them to be offered at a discount from their face amount. This results in the securities being subject to greater fluctuations in response to changing interest rates than interest-paying securities of similar maturities.

YEAR 2000 When evaluating current and potential portfolio positions, Year 2000 is one of the factors the manager considers.

Issuers in countries outside the U.S., particularly in emerging markets, may be more susceptible to Year 2000 risks and may not be required to make the same level of disclosure about Year 2000 readiness as is required in the U.S.

If an issuer in which the fund is invested is adversely affected by Year 2000 problems, it is likely that the price of its securities also will be adversely affected. Please see page [#] for more information.

More detailed information about the fund, its policies , risks and short-term debt ratings can be found in the fund's Statement of Additional Information
(SAI).

[Begin callout]
Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. government. Although the fund tries to maintain a $1 share price, it is possible to lose money by investing in the fund.
[End callout]

MASTER/FEEDER STRUCTURE The fund seeks to achieve its investment goal by investing all of its assets in shares of the U.S. Securities Portfolio (Portfolio). The Portfolio has the same investment goal and substantially similar investment policies as the fund. The fund buys shares of the Portfolio at net asset value. An investment in the fund is an indirect investment in the Portfolio.

It is possible that a fund may have to withdraw its investment in the Portfolio if the Portfolio changes its investment goal or if the fund's Board of Trustees, at any time, considers it to be in the fund's best interest.

[Insert graphic of a bull and a bear] PERFORMANCE

This bar chart and table show the volatility of the fund's returns, which is one indicator of the risks of investing in the fund. The bar chart shows changes in the fund's returns from year to year over the past 10 calendar years. The table shows the fund's average annual total returns. Of course, past performance cannot predict or guarantee future results.

ANNUAL TOTAL RETURNS 1

[Insert bar graph]

9.21%  8.14%  5.71%  3.57%  3.06%  4.11%  5.83%  5.27%  5.41%  0.87%
 89     90     91      92     93     94     95     96     97    98

                                YEAR

[Begin callout]
BEST QUARTER:
Q2 '89  2.40%

WORST QUARTER:
Q4 '93  0.75%
[End callout]

AVERAGE ANNUAL TOTAL RETURNS
For the periods ended December 31, 1998


                                           1 YEAR   5 YEARS   10 YEARS
------------------------------------------------------------------------
Franklin U.S. Government Securities
Money Market Portfolio                     4.82%    5.29%      5.31%

1. As of September 30, 1999, the fund's year-to-date return was []%. All fund performance assumes reinvestment of dividends.

To obtain the fund's current yield information, please call 1-800/DIAL BEN(R).

[Insert graphic of percentage sign] FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

Maximum sales charge (load) on       None
purchases
Exchange fee 1                       $5.00


ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS) 2

Management fees 3                    0.30%
Distribution and service
(12b-1) fees                         0.00%
Other expenses                       0.04%
                                     ---------------
Total annual fund operating          0.34%
expenses 3                           ---------------

1. This fee is only for market timers (see page [#]).
2. The annual fund operating expenses shown and included in the example below reflect the expenses of both the fund and The Money Market Portfolio.
3. For the fiscal year ended June 30, 1999, the administrator had agreed in advance to limit its fees. With this reduction, management fees were 0.26% and total annual fund operating expenses were 0.30%. The administrator may end this arrangement at any time upon notice to the fund's Board of Trustees.

EXAMPLE

This example can help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes you invest $10,000 for the periods shown and then sell all of your shares at the end of those periods. The example also assumes your investment has a 5% return each year and the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 YEAR     3 YEARS    5 YEARS    10 YEARS
----------------------------------------
$35        $109       $191       $431


[Insert graphic of briefcase] MANAGEMENT

Franklin Advisers, Inc. (Advisers), 777 Mariners Island Blvd., San Mateo, CA 94404, is the Portfolio's investment manager and the fund's administrator. Together, Advisers and its affiliates manage over $227 billion in assets.

The fund pays Advisers a fee for managing the fund's assets and making its investment decisions. For the fiscal year ended June 30, 1999, the fund paid 0.15% of its average daily net assets to the manager.

[Insert graphic of a dollar bill] FINANCIAL HIGHLIGHTS

This table presents the fund's financial performance for the past five years. This information has been audited by PricewaterhouseCoopers LLP.


                                         YEAR ENDED JUNE 30,
---------------------------------------------------------------------
                               1999     1998    1997    1996    1995
---------------------------------------------------------------------
PER SHARE DATA ($)
Net asset value,
beginning of year              1.00     1.00    1.00    1.00    1.00
                            -----------------------------------------
Net investment income           .047     .054    .052    .054    .052
Distributions from net
investment income              (.047)   (.054)  (.052)  (.054)  (.052)
                            -----------------------------------------
Net asset value, end of        1.00     1.00    1.00    1.00    1.00
year
                            -----------------------------------------

Total return (%)               4.82     5.51    5.29    5.50    5.32

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year
($ x 1,000)                 111,566  131,151  136,705  152,173  334,830
Ratios to average net
assets: (%)
  Expenses 1                    .30      .20     .20     .19     .15
  Expenses excluding
  waiver and payments by        .34      .26     .26     .26     .23
  affiliate 1
  Net investment income        4.69     5.34    5.14    5.44    5.26

1. The expense ratio includes the fund's share of the Portfolio's allocated expenses.

[Insert graphic of dollar signs and stacks of coins]
DISTRIBUTIONS AND TAXES; YEAR 2000 PROBLEM

INCOME DISTRIBUTIONS Each fund typically pays income dividends each day that its net asset value is calculated. Your account may begin to receive dividends on the day we receive your investment and will continue to receive dividends through the day before we receive a request to sell your shares or the settlement of a wire order trade. The amount of these dividends will vary and there is no guarantee the fund will pay dividends.

TAX CONSIDERATIONS In general, fund distributions are taxable to you as ordinary income. This is true whether you reinvest your distributions in additional fund shares or receive them in cash.

[Begin callout]
BACKUP WITHHOLDING

By law, a fund must withhold 31% of your taxable distributions and proceeds if you do not provide your correct social security or taxpayer identification number, or if the IRS instructs the fund to do so.
[End callout]

Every January, you will receive a statement that shows the tax status of distributions you received for the previous year. Distributions declared in December but paid in January are taxable as if they were paid in December.

Because the funds expect to maintain a $1.00 net asset value per share, you should not have any gain or loss on the sale of your fund shares. For tax purposes, an exchange of your fund shares for shares of a different Franklin Templeton Fund is the same as a sale.

Fund distributions generally will be subject to state and local income tax. It is anticipated that no portion of fund distributions will qualify for exemption from state and local taxes as dividends paid from interest earned on direct obligations of the U.S. government. Non-U.S. investors may be subject to U.S. withholding and estate tax. You should consult your tax advisor about federal, state, local and foreign tax consequences of your investment in a fund.

YEAR 2000 PROBLEM The funds' business operations depend on a worldwide network of computer systems that contain date fields, including securities trading systems, securities transfer agent operations and stock market links. Many of the systems currently use a two digit date field to represent the date, and unless these systems are changed or modified, they may not be able to distinguish the Year 1900 from the Year 2000 (commonly referred to as the Year 2000 problem). In addition, the fact that the Year 2000 is a leap year may create difficulties for some systems.

When the Year 2000 arrives, the funds' operations could be adversely affected if the computer systems used by the manager, its service providers and other third parties it does business with are not Year 2000 ready. For example, the funds' portfolio and operational areas could be impacted, including securities trade processing, interest and dividend payments, securities pricing, shareholder account services, reporting, custody functions and others. The funds could experience difficulties in effecting transactions if any of its foreign subcustodians, or if foreign broker-dealers or foreign markets are not ready for Year 2000.

Each fund's manager and its affiliated service providers are making a concerted effort to take steps they believe are reasonably designed to address their Year 2000 problems. Of course, the fund's ability to reduce the effects of the Year 2000 problem is also very much dependent upon the efforts of third parties over which the fund and the manager may have no control.

YOUR ACCOUNT

[Insert graphic of a paper with lines and someone writing] BUYING SHARES

Each fund is available for investment by individuals and institutional investors, such as corporations, banks, savings and loan associations, trust companies, and other institutional and government entities, for investment of their own capital and of monies held in accounts for which they act in a fiduciary, advisory, agency, custodial, or other similar capacity. THE U.S. SECURITIES FUND IS ALSO DESIGNED FOR GOVERNMENT AUTHORITIES AND AGENCIES. Fund shares are offered without a sales charge.

MINIMUM INVESTMENTS
----------------------------------------------------------------
                                        INITIAL      ADDITIONAL
----------------------------------------------------------------
Regular accounts                        $100,000     no minimum
----------------------------------------------------------------
States, counties, cities and their
  instrumentalities, departments,
  agencies and authorities              $1,000       no minimum

[Begin callout]
The FRANKLIN TEMPLETON FUNDS include all of the Franklin Templeton U.S. registered mutual funds, except Franklin Templeton Variable Insurance Products Trust, Templeton Capital Accumulator Fund, Inc., and Templeton Variable Products Series Fund.
[End callout]

Certain Franklin Templeton Funds offer multiple share classes not offered by these funds. Please note that for selling or exchanging your shares, or for other purposes, the funds' shares are considered Class A shares. Before January 1, 1999, the funds' shares were considered Class I shares.

Many of the Money Fund's investments, through The Money Market Portfolio, and the U.S. Securities Fund's investments, through The Franklin U.S. Government Securities Money Market Portfolio, must be paid for in federal funds, which are monies held by the fund's custodian on deposit at the Federal Reserve Bank of San Francisco and elsewhere. A fund generally cannot invest money it receives from you until it is available to the fund in federal funds, which may take up to two days. Until then, your purchase may not be considered in proper form. If the fund is able to make investments within one business day, it may accept your order with payment in other than federal funds.

DISTRIBUTION AND SERVICE (12B-1) FEES Each fund has a distribution plan, sometimes known as a Rule 12b-1 plan, that allows the fund to pay distribution and other fees of up to 0.15% per year for the sale of shares and for services provided to shareholders. No payments have been made for 12b-1 expenses since inception and the funds have no intention to use the Rule 12b-1 plan.

ACCOUNT APPLICATION If you are opening a new account, please complete and sign an account application. To save time, you can sign up now for services you may want on your account by completing the appropriate sections of the application (see the next page).

BUYING SHARES
--------------------------------------------------------------------------------
                      OPENING AN ACCOUNT            ADDING TO AN ACCOUNT
--------------------------------------------------------------------------------
[Insert graphic of
hands shaking]
                      Contact your investment       Contact your investment
THROUGH YOUR          representative                representative
INVESTMENT
REPRESENTATIVE
--------------------------------------------------------------------------------
                      Make your check, Federal      Make your check payable to
[Insert graphic of    Reserve Draft or negotiable   the fund. Include your
envelope]             bank draft payable to the     account number on the check.
                      fund. Instruments drawn on
BY MAIL               other mutual funds may not    Fill out the deposit slip
                      be accepted.                  from your account statement.
                                                    If you do not have a slip,
                      Mail the check or draft and   include a note with your
                      your signed application to    name, the fund name, and
                      Investor Services.            your account number.

                                                    Mail the check and deposit
                                                    slip or note to Investor
                                                    Services.
--------------------------------------------------------------------------------
[Insert graphic of    Call by 11:15 a.m. pacific    Call by 11:15 a.m. pacific
three lightning       time for the Money Fund and   time for the Money Fund and
bolts]                by 1:30 p.m. pacific time     by 1:30 p.m. pacific time
                      for the U.S. Securities Fund  for the U.S. Securities Fund
BY WIRE               to receive that day's credit  to receive that day's credit
See "Holiday          and be eligible to receive    and be eligible to receive
Schedule" under       that day's dividend. The      that day's dividend. The
"Account Policies"    fund will supply a wire       fund will supply a wire
                      control number and wire       control number and wire
1-800/321-8563        instructions.                 instructions.
(or 1-650/312-3600
collect)              Wire the funds and mail your  Wire the funds to
                      signed application to         Institutional Services. For
                      Institutional Services. For   investments over $50,000,
                      investments over $50,000,     you also need to complete
                      you also need to complete     the Institutional Telephone
                      the Institutional Telephone   Privileges Agreement. Call
                      Privileges Agreement. Please  Institutional Services to
                      include the wire control      receive a copy.
                      number on the application.

                      To make a same day wire       To make a same day wire
                      investment, please make sure  investment, please make sure
                      we receive your order by      we receive your order by
                      3:00 p.m. pacific time.       3:00 p.m. pacific time.


--------------------------------------------------------------------------------
[Insert graphic of    Call Institutional Services   Call Institutional Services
two arrows pointing   at the number below, or send  at the number below, or send
in opposite           signed written instructions.  signed written instructions.
directions]
                      For requests over $50,000,    For requests over $50,000,
BY EXCHANGE           you must complete an          you must complete an
                      Institutional Telephone       Institutional Telephone
1-800/321-8563        Privileges Agreement.  Call   Privileges Agreement.  Call
                      Institutional Services to     Institutional Services to
                      receive a copy.               receive a copy.

                      (Please see page # for        (Please see page # for
                      information on exchanges.)    information on exchanges.)
--------------------------------------------------------------------------------

        INSTITUTIONAL SERVICES, 777 MARINERS ISLAND BLVD, P.O. BOX 7777,
                            SAN MATEO, CA 94403-7777
                         CALL TOLL-FREE: 1-800/321-8563
          (MONDAY THROUGH FRIDAY 6:00 A.M. TO 5:00 P.M., PACIFIC TIME)

[Insert graphic of person with a headset] INVESTOR SERVICES

DISTRIBUTION OPTIONS You may reinvest distributions you receive from a fund in an existing account in the fund. Any initial sales charges or contingent deferred sales charges (CDSCs) will not apply if you reinvest your distributions within 365 days. You can also have your distributions mailed by check.

Please indicate on your application the distribution option you have chosen, otherwise we will reinvest your distributions in the fund. If you choose not to reinvest your distributions, the fund will distribute distributions paid during the month as directed on the last business day of each month.

TELEFACTS(R) Our TeleFACTS system offers around-the-clock access to information about your account or any Franklin Templeton Fund. This service is available from touch-tone phones at 1-800/247-1753. For a free TeleFACTS brochure, call 1-800/DIAL BEN.

TELEPHONE PRIVILEGES You will automatically receive telephone privileges when you open your account, allowing you and your investment representative to sell or exchange your shares and make certain other changes to your account by phone.

For accounts with more than one registered owner, telephone privileges also allow the funds to accept written instructions signed by only one owner for transactions and account changes that could otherwise be made by phone. For all other transactions and changes, all registered owners must sign the instructions.

As long as we take certain measures to verify telephone requests, we will not be responsible for any losses that may occur from unauthorized requests. Of course, you can decline telephone exchange or redemption privileges on your account application.

The telephone transaction options available to retirement plans are limited to those that are provided under the plan.

EXCHANGE PRIVILEGE You can exchange shares between most Franklin Templeton Funds within the same class*. If you exchange shares from a fund to another Franklin Templeton Fund, a sales charge may apply unless you acquired your fund shares by exchange or through the reinvestment of dividends, or you otherwise qualify to buy shares without an initial sales charge.

If you exchange shares from a fund into any other series of the trust, the exchange will be processed the day your request is received, prior to 11:15 a.m. pacific time for the Money Fund and 1:30 p.m. pacific time for the U.S. Securities Fund, with payment for the purchased shares processed on the following business day when the funds are made available from the fund.

If you exchange shares from a fund into Class A shares of other Franklin Templeton Funds, the exchange will be effected at the respective net asset value or offering price of the funds involved next computed on the day on which the request is received in proper form prior to the above deadlines. Requests received after the deadlines will be effective at the next day's price.

If you exchange shares from another fund in the Franklin Templeton Funds into a fund, the transaction will be processed as a liquidation from the other fund on the day the exchange is received in proper form prior to the time of valuation for that fund (as noted in that fund's prospectus) and shares of the fund will be bought on the following business day when the money for purchase is available.

Retirement plan participants may exchange shares in accordance with the options available under, and the requirements of, their plan and plan administrator. Retirement plan administrators may charge a fee in connection with exchanges.

[Begin callout]
An EXCHANGE is really two transactions: a sale of one fund and the purchase of another. In general, the same policies that apply to purchases and sales apply to exchanges, including minimum investment amounts. Exchanges also have the same tax consequences as ordinary sales and purchases.
[End callout]

Generally exchanges may only be made between identically registered accounts, unless you send written instructions with a signature guarantee.

Frequent exchanges can interfere with fund management or operations and drive up costs for all shareholders. To protect shareholders, there are limits on the number and amount of exchanges you may make (please see "Market Timers" on page [#]).

*Certain Class Z shareholders of Franklin Mutual Series Fund Inc. may exchange into the funds. Advisor Class shareholders of other Franklin Templeton Funds also may exchange into the funds. Advisor Class shareholders who exchange their shares for shares of a fund and later decide they would like to exchange into another fund that offers Advisor Class may do so.

SELLING SHARES IN WRITING Generally, requests to sell $100,000 or less can be made over the phone or with a simple letter. Sometimes, however, to protect you and the fund we will need written instructions signed by all registered owners, with a signature guarantee for each owner, if:

[Begin callout]
A SIGNATURE GUARANTEE helps protect your account against fraud. You can obtain a signature guarantee at most banks and securities dealers.

A notary public CANNOT provide a signature guarantee.
[End callout]

o    you are selling more than $100,000 worth of shares
o    you want your proceeds paid to someone who is not a registered owner
o you want to send your proceeds somewhere other than the address of record, or preauthorized bank or brokerage firm account

We also may require a signature guarantee on instructions we receive from an agent, not the registered owners, or when we believe it would protect the fund against potential claims based on the instructions received.

SELLING RECENTLY PURCHASED SHARES If you sell shares recently purchased with a check or draft, we may delay sending you the proceeds until your check or draft has cleared, which may take seven business days or more. A certified or cashier's check may clear in less time.

REDEMPTION PROCEEDS Your redemption check will be sent within seven days after we receive your request in proper form. We are not able to receive or pay out cash in the form of currency. Redemption proceeds may be delayed if we have not yet received your signed account application.

CONTINGENT DEFERRED SALES CHARGE (CDSC) Most Franklin Templeton Funds impose a 1% CDSC on certain investments of Class A shares sold within 12 months of purchase. While the funds generally do not have a CDSC, they will impose one if you sell shares exchanged into a fund from another Franklin Templeton Fund and those shares would have been assessed a CDSC in the other fund. Please keep in mind that the time the shares are held in the money fund does not count towards the CDSC holding period.

The CDSC is based on the current value of the shares being sold or their net asset value when purchased, whichever is less. To keep your CDSC as low as possible, each time you place a request to sell shares we will first sell any shares in your account that are not subject to a CDSC. If there are not enough of these to meet your request, we will sell the shares in the order they were purchased.

SELLING SHARES
-------------------------------------------------------------------------
                         TO SELL SOME OR ALL OF YOUR SHARES
-------------------------------------------------------------------------
[Insert graphic of
hands shaking]
                         Contact your investment representative
THROUGH YOUR
INVESTMENT
REPRESENTATIVE
-------------------------------------------------------------------------
[Insert graphic          Send written instructions to Institutional
of envelope]             Services. Corporate, partnership or trust
                         accounts may need to send additional documents.
BY MAIL
                         Specify the fund, the account number and the
See "Holiday Schedule"   dollar value or number of shares you wish to
under "Account           sell. Be sure to include all necessary
Policies"                signatures and any additional documents, as
                         well as signature guarantees if required.

                         A check will be mailed to the name(s) and
                         address on the account, or otherwise according
                         to your written instructions.
-------------------------------------------------------------------------
[Insert graphic          As long as your transaction is for $100,000 or
of phone]                less, or have completed an Institutional
                         Telephone Privileges Agreement, and you have
BY PHONE                 not changed your address by phone within the
                         last 15 days, you can sell your shares by
1-800/632-2301           phone.

                         A check will be mailed to the name(s) and
                         address on the account. If requested,
                         redemption proceeds may also be wired directly
                         to a commercial bank previously designated by
                         you on an application, or in a
                         signature-guaranteed letter of instruction.
                         Written instructions, with a signature
                         guarantee, are required to send the check to
                         another address or to make it payable to
                         another person.
-------------------------------------------------------------------------
[Insert graphic of       You can call or write to have redemption
three lightning bolts]   proceeds wired to you. If requested,
                         redemption proceeds may also be wired directly
                         to a commercial bank previously designated by
                         you on an application, or in a
                         signature-guaranteed letter of instruction. A
BY WIRE                  payment may be transmitted by wire the same
                         business day if the phone request is received
1-800/321-8563           before 11:15 a.m. Pacific time for the Money
                         Fund and 1:30 p.m. Pacific time for the U.S.
                         Securities Fund. For later requests, payments will be transmitted by wire on the following business day. If you anticipate requesting a same day wire redemption over $5 million, please notify the fund about this on the prior business day. In order to maximize efficient fund management, please request your same day wire redemption (regardless of size) as early in the day as possible. Prior business day notification of the trade may be required.

                         Before requesting a bank wire, please make sure we have your bank account information on file. If we do not have this information, you will need to send written instructions with your bank's name and address, your bank account number, the ABA routing number, and a signature guarantee.

                         Requests received in proper form by 3:00 p.m.
                         pacific time will be wired the next business
                         day.
-------------------------------------------------------------------------
[Insert graphic of two   Obtain a current prospectus for the fund you
arrows pointing in       are considering.
opposite directions]
                         Call Institutional Services at the number
BY EXCHANGE              below or our automated TeleFACTS system, or
                         send signed written instructions. See the
TeleFACTS(R)               policies above for selling shares by mail or
1-800/247-1753           phone.
(around-the-clock
access)
-------------------------------------------------------------------------

        INSTITUTIONAL SERVICES, 777 MARINERS ISLAND BLVD, P.O. BOX 7777,
                            SAN MATEO, CA 94403-7777
                         CALL TOLL-FREE: 1-800/321-8563
          (MONDAY THROUGH FRIDAY 6:00 A.M. TO 5:00 P.M., PACIFIC TIME)

[Insert graphic of paper and pen] ACCOUNT POLICIES

CALCULATING SHARE PRICE When you buy shares, you pay the net asset value (NAV) per share. When you sell shares, you receive the NAV minus any applicable contingent deferred sales charge (CDSC).

The Money Fund calculates its NAV per share at 12:30 p.m. pacific time and the U.S. Securities Fund calculates its NAV per share at 3:00 p.m. pacific time, each day the New York Stock Exchange and the Federal Reserve Bank of San Francisco are open, by dividing their net assets by the number of shares outstanding. A fund's assets are generally valued at their amortized cost.

Requests to buy and sell shares are processed at the NAV next calculated after we receive your request in proper form.

HOLIDAY SCHEDULE In order to receive same day credit for transactions, you need to transmit your request to buy, sell or exchange shares before 11:15 a.m. pacific time for the Money Fund and before 1:30 p.m. pacific time for the U.S. Securities Fund, except on holidays or the day before or after a holiday.

The funds are informed that the New York Stock Exchange (NYSE) and/or the Federal Reserve Bank of San Francisco observe the following holidays: New Year's Day, Martin Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day (observed), Independence Day, Labor Day, Columbus Day (observed), Veterans' Day, Thanksgiving Day and Christmas Day. Although the funds expect the same holiday schedule to be observed in the future, the Federal Reserve Bank of San Francisco or the NYSE may modify its holiday schedule at any time. On any day before or after a NYSE or Federal Reserve Bank of San Francisco holiday, or on any day when the Public Securities Association recommends an early closing, the funds reserve the right to set an earlier time for notice and receipt of wire order purchase and redemption orders submitted for same day credit or redemption. Please place your trades as early in the day as possible on a day before or after a holiday. To the extent that a fund's portfolio securities are traded in other markets on days the Federal Reserve Bank of San Francisco or the NYSE is closed, the fund's Net Asset Value may be affected when investors do not have access to the fund to buy or sell shares. Other Franklin Templeton Funds may follow different holiday closing schedules.

ACCOUNTS WITH LOW BALANCES If the value of your account falls below $20,000 ($500 for states, counties, cities and their instrumentalities, departments, agencies and authorities) because you sell some of your shares, we may mail you a notice asking you to bring the account back up to its applicable minimum investment amount. If you choose not to do so within 30 days, we may close your account and mail the proceeds to the address of record.

STATEMENTS AND REPORTS You will receive statements that show your account transactions. You also will receive the funds' financial reports every six months. To reduce fund expenses, we try to identify related shareholders in a household and send only one copy of the financial reports. If you need additional copies, please call 1-800/321-8563.

If there is a dealer or other investment representative of record on your account, he or she also will receive confirmations, account statements and other information about your account directly from the fund.

STREET OR NOMINEE ACCOUNTS You may transfer your shares from the street or nominee name account of one dealer to another, as long as both dealers have an agreement with Franklin Templeton Distributors, Inc. We will process the transfer after we receive authorization in proper form from your delivering securities dealer.

JOINT ACCOUNTS Unless you specify a different registration, accounts with two or more owners are registered as "joint tenants with rights of survivorship" (shown as "Jt Ten" on your account statement). To make any ownership changes to a joint account, all owners must agree in writing, regardless of the law in your state.

MARKET TIMERS The funds may restrict or refuse exchanges by market timers. If accepted, each exchange by a market timer will be charged $5 by Franklin/Templeton Investor Services, Inc., the funds' transfer agent. You will be considered a market timer if you have (i) requested an exchange out of a fund within two weeks of an earlier exchange request, or (ii) exchanged shares out of a fund more than twice in a calendar quarter, or (iii) exchanged shares equal to at least $5 million, or more than 1% of a fund's net assets, or (iv) otherwise seem to follow a timing pattern. Shares under common ownership or control are combined for these limits.

ADDITIONAL POLICIES Please note that the funds maintain additional policies and reserve certain rights, including:

o The funds may refuse any order to buy shares, including any purchase under the exchange privilege.
o At any time, the funds may change their investment minimums or waive or lower their minimums for certain purchases.
o If you buy shares with a check or draft that is returned to the fund unpaid, the funds may impose a $10 charge against your account for each returned item.
o When you buy shares, it does not create a checking or other bank account relationship with the fund or any bank.
o The funds may modify or discontinue the exchange privilege on 60 days' notice.
o You may only buy shares of a fund eligible for sale in your state or jurisdiction.
o In unusual circumstances, we may temporarily suspend redemptions, or postpone the payment of proceeds, as allowed by federal securities laws.
o For redemptions over a certain amount, the funds reserve the right to make payments in securities or other assets of the fund, in the case of an emergency or if the payment by check or wire would be harmful to existing shareholders.
o To permit investors to obtain the current price, dealers are responsible for transmitting all orders to the funds promptly.

GENERAL Government Accounting Standards Board (GASB) Statement No. 3 pertaining to Deposits with Financial Institutions provides, in paragraph 69, that investments in mutual funds should be disclosed, but not categorized.

[Insert graphic of question mark] QUESTIONS

If you have any questions about the funds or your account, you can write to us at 777 Mariners Island Blvd., P.O. Box 7777, San Mateo, CA 94403-7777. You can also call us at 1-800/321-8563 Monday through Friday, from 6:00 a.m. to 5:00 p.m. pacific time.

FOR MORE INFORMATION

You can learn more about each fund in the following documents:

ANNUAL/SEMIANNUAL REPORT TO SHAREHOLDERS

Includes a discussion of recent market conditions and fund strategies, financial statements, detailed performance information, portfolio holdings, and the auditor's report.

STATEMENT OF ADDITIONAL INFORMATION (SAI)

Contains more information about each fund, its investments and policies. It is incorporated by reference (is legally a part of this prospectus).

For a free copy of the current annual/semiannual report or the SAI, please contact your investment representative or call us at the number below.


FRANKLIN(R)TEMPLETON(R)
1-800/DIAL BEN(R) (1-800/342-5236)
TDD (Hearing Impaired) 1-800/851-0637
www.franklintempleton.com



You can also obtain information about each fund by visiting the SEC's Public Reference Room in Washington, D.C. (phone 1-800/SEC-0330) or by sending your request and a duplicating fee to the SEC's Public Reference Section, Washington, D.C. 20549-6009. You can also visit the SEC's Internet site at http://www.sec.gov.


Investment Company Act file #811-4267                               IFT1 P 11/99







Prospectus

Franklin Cash Reserves Fund

Institutional Fiduciary Trust


INVESTMENT STRATEGY  Income

NOVEMBER 1, 1999












[Insert Franklin Templeton Ben Head]

The SEC has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

CONTENTS

THE FUND

[Begin callout]
INFORMATION ABOUT THE FUND YOU SHOULD KNOW BEFORE INVESTING
[End callout]

[insert page #]  Goal and Strategies

[insert page #]  Main Risks

[insert page #]  Performance

[insert page #]  Fees and Expenses

[insert page #]  Management

[insert page #]  Distributions and Taxes

[insert page #]  Financial Highlights

YOUR ACCOUNT

[Begin callout]
INFORMATION ABOUT ACCOUNT TRANSACTIONS AND SERVICES
[End callout]

[insert page #] Buying Shares

[insert page #] Investor Services

[insert page #] Selling Shares

[insert page #] Account Policies

[insert page #] Questions

FOR MORE INFORMATION

[Begin callout]
WHERE TO LEARN MORE ABOUT THE FUND
[End callout]

Back Cover

THE FUND

[Insert graphic of bullseye and arrows] GOAL AND STRATEGIES

GOAL The fund's investment goal is to provide investors with as high a level of current income as is consistent with the preservation of shareholders' capital and liquidity. The fund also tries to maintain a stable $1 share price.

PRINCIPAL INVESTMENTS

The fund normally invests in high-quality, short-term money market securities of domestic and foreign issuers, including U.S. government securities, repurchase agreements, bank obligations and commercial paper.

U.S. GOVERNMENT SECURITIES include marketable fixed, floating and variable rate securities issued or guaranteed by the U.S. government or its agencies, or by various instrumentalities that have been established or sponsored by the U.S. government.

A REPURCHASE AGREEMENT is an agreement to buy a security and then to sell the security back after a short period of time (generally, less than seven days) at a higher price.

BANK OBLIGATIONS, and instruments secured by bank obligations, include fixed, floating or variable rate certificates of deposit, letters of credit, time deposits, bank notes and bankers' acceptances.

COMMERCIAL   PAPER  typically   refers  to  short-term   obligations  of  banks,
corporations and other borrowers with maturities of up to 270 days.

The fund maintains a dollar-weighted average portfolio maturity of 90 days or less and only buys securities:

o    with remaining maturities of 397 days or less, and

o that the manager determines present minimal credit risks and are rated in the top two short-term ratings by U.S. nationally recognized rating services (or comparable unrated securities).

[Insert graphic of chart with line going up and down] MAIN RISKS

INCOME Since the fund can only distribute what it earns, the fund's distributions to shareholders may decline when interest rates fall. Because the fund limits its investments to high-quality, short-term securities, its portfolio generally will earn lower yields than a portfolio with lower-quality, longer-term securities subject to more risk.

[Begin callout]

Income risk is the risk that a fund's income will decrease due to falling interest rates.

[End callout]

CREDIT There is the possibility that an issuer will be unable to make interest payments and repay principal. Changes in an issuer's financial strength or in a security's credit rating may affect a security's value.

INTEREST RATE When interest rates go up, security prices fall. The opposite is also true: security prices go up when interest rates fall. In general, securities with longer maturities are more sensitive to these price changes.

MARKET A security's value may be reduced by market activity or the results of supply and demand. This is a basic risk associated with all securities. When there are more sellers than buyers, prices tend to fall. Likewise, when there are more buyers than sellers, prices tend to go up.

YEAR 2000 When evaluating current and potential portfolio positions, Year 2000 is one of the factors the manager considers. The manager, of course, cannot audit each issuer and its major suppliers to verify their Year 2000 readiness. If an issuer in which the fund is invested is adversely affected by Year 2000 problems, it is likely that the price of its securities also will be adversely affected. Please see page [#] for more information.

More detailed information about the fund, its policies , risks and short-term debt ratings can be found in the fund's Statement of Additional Information
(SAI).

[Begin callout]
Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. government. Although the fund tries to maintain a $1 share price, it is possible to lose money by investing in the fund.
[End callout]

MASTER/FEEDER STRUCTURE The fund seeks to achieve its investment goal by investing all of its assets in shares of the The Money Market Portfolio. The Portfolio has the same investment goal and substantially similar investment policies as the fund. The fund buys shares of the Portfolio at net asset value. An investment in the fund is an indirect investment in the Portfolio.

It is possible that the fund may have to withdraw its investment in the Portfolio if the Portfolio changes its investment goal or if the fund's Board of Trustees, at any time, considers it to be in the fund's best interest.

[Insert graphic of a bull and a bear] PERFORMANCE

This bar chart and table show the volatility of the fund's returns, which is one indicator of the risks of investing in the fund. The bar chart shows changes in the fund's returns from year to year over the past 4 calendar years. The table shows the fund's average annual total returns. Of course, past performance cannot predict or guarantee future results.

ANNUAL TOTAL RETURNS 1

[Insert bar graph]

5.73%      5.08%     5.19%     5.00%
 95         96        97        98
                YEAR

[Begin callout]
BEST QUARTER:
Q2 '95  1.45%

WORST QUARTER:
Q2 '99  1.00%
[End callout]

AVERAGE ANNUAL TOTAL RETURNS
For the periods ended December 31, 1998

                                                SINCE
                                    1 YEAR      INCEPTION
                                                (7/1/94)
----------------------------------------------------------
Franklin Cash Reserves Fund          4.49%       5.11%

1. As of September 30, 1999, the fund's year-to-date return was []%. All fund performance assumes reinvestment of dividends.

To obtain the fund's current yield information, please call 1-800/DIAL BEN(R).

[Insert graphic of percentage sign] FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

Maximum sales charge (load) on           None
purchases
Exchange fee 1                          $5.00

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS) 2

Management fees                         0.40%
Distribution and service
(12b-1) fees                            0.25%
Other expenses                          0.17%
                                        ------------
Total annual fund operating expenses    0.82%
                                        ------------

1. This fee is only for market timers (see page [#]).
2. The annual fund operating expenses shown and included in the example below reflect the expenses of both the fund and The Money Market Portfolio.

EXAMPLE

This example can help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes you invest $10,000 for the periods shown and then sell all of your shares at the end of those periods. The example also assumes your investment has a 5% return each year and the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 YEAR     3 YEARS     5 YEARS    10 YEARS
----------------------------------------
$84        $262        $455       $1,014


[Insert graphic of briefcase] MANAGEMENT

Franklin Advisers, Inc. (Advisers), 777 Mariners Island Blvd., San Mateo, CA 94404, is the Portfolio's investment manager and the fund's administrator. Together, Advisers and its affiliates manage over $227 billion in assets.

The Portfolio pays Advisers a fee for managing the Portfolio's assets and making its investment decisions. For the fiscal year ended June 30, 1999, the fund's share of the Portfolio's management fees was 0.40% of the fund's average daily net assets.

YEAR 2000 PROBLEM The fund's business operations depend on a worldwide network of computer systems that contain date fields, including securities trading systems, securities transfer agent operations and stock market links. Many of the systems currently use a two digit date field to represent the date, and unless these systems are changed or modified, they may not be able to distinguish the Year 1900 from the Year 2000 (commonly referred to as the Year 2000 problem). In addition, the fact that the Year 2000 is a leap year may create difficulties for some systems.

When the Year 2000 arrives, the fund's operations could be adversely affected if the computer systems used by the manager, its service providers and other third parties it does business with are not Year 2000 ready. For example, the fund's portfolio and operational areas could be impacted, including securities trade processing, interest and dividend payments, securities pricing, shareholder account services, reporting, custody functions and others. The fund could experience difficulties in effecting transactions if any of its foreign subcustodians, or if foreign broker-dealers or foreign markets are not ready for Year 2000.

The manager and its affiliated service providers are making a concerted effort to take steps they believe are reasonably designed to address their Year 2000 problems. Of course, the fund's ability to reduce the effects of the Year 2000 problem is also very much dependent upon the efforts of third parties over which the fund and the manager may have no control.

[Insert graphic of dollar signs and stacks of coins] DISTRIBUTIONS AND TAXES

INCOME DISTRIBUTIONS The fund typically declares income dividends each day that its net asset value is calculated and pays them monthly. Your account may begin to receive dividends on the day after we receive your investment and will continue to receive dividends through the day we receive a request to sell your shares. The amount of these dividends will vary and there is no guarantee the fund will pay dividends.

TAX CONSIDERATIONS In general, fund distributions are taxable to you as ordinary income. This is true whether you reinvest your distributions in additional fund shares or receive them in cash.

[Begin callout]
BACKUP WITHHOLDING

By law, the fund must withhold 31% of your taxable distributions and proceeds if you do not provide your correct social security or taxpayer identification number, or if the IRS instructs the fund to do so.
[End callout]

Every January, you will receive a statement that shows the tax status of distributions you received for the previous year. Distributions declared in December but paid in January are taxable as if they were paid in December.

Because the fund expects to maintain a $1.00 net asset value per share, you should not have any gain or loss on the sale of your fund shares. For tax purposes, an exchange of your fund shares for shares of a different Franklin Templeton Fund is the same as a sale.

Fund distributions generally will be subject to state and local income tax. It is anticipated that no portion of fund distributions will qualify for exemption from state and local taxes as dividends paid from interest earned on direct obligations of the U.S. government. Non-U.S. investors may be subject to U.S. withholding and estate tax. You should consult your tax advisor about federal, state, local and foreign tax consequences of your investment in the fund.

[Insert graphic of a dollar bill] FINANCIAL HIGHLIGHTS

This table presents the fund's financial performance for the past five years. This information has been audited by PricewaterhouseCoopers LLP.


                                                YEAR ENDED JUNE 30,
---------------------------------------------------------------------------------
                                     1999     1998      1997     1996      1995
---------------------------------------------------------------------------------
PER SHARE DATA ($)
Net asset value,
beginning of year                    1.00     1.00      1.00     1.00      1.00
                                 ------------------------------------------------
Net investment income                 .044     .051      .050     .052      .052
Distributions from net
investment income                    (.044)   (.051)    (.050)   (.052)    (.052)
                                 ------------------------------------------------
Net asset value, end of year         1.00     1.00      1.00     1.00      1.00
                                 ------------------------------------------------

Total return (%)                     4.49     5.28      5.11     5.35      5.34

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year
($ x 1,000)                        135,390   119,585   76,510    30,381   14,545
Ratios to average net
assets: (%)
  Expenses 1                          .82      .50       .50      .49       .40
   Expenses excluding waiver
   and payments by affiliate 1        .82      .77       .69      .73       .79
  Net investment income              4.38     5.14      5.00     5.10      5.69

1. The expense ratio includes the fund's share of the Portfolio's allocated expenses.

YOUR ACCOUNT

[Insert graphic of a paper with lines and someone writing] BUYING SHARES

You may buy shares of the fund without a sales charge. The fund is available exclusively to retirement plan participants and other institutional investors, including corporations, banks, savings and loan associations, and government entities. Individuals may not otherwise buy shares of the fund. In the case of retirement plans, there is no required minimum initial investment amount and shares of the fund must be registered at the omnibus level. Although the amount that may be contributed to the various investment options under a retirement plan in any one year is subject to certain limitations, assets already held by a retirement plan may be invested in the fund without regard to the limitations. Certain institutional investors, such as corporations, banks, and savings and loan associations, may also purchase shares of the fund subject to a minimum initial investment of $100,000. Government entities, however, including states, counties, cities, and their instrumentalities, departments, agencies, and authorities may open an account in the fund with a minimum initial investment of $1,000. Subsequent purchases are not subject to a minimum purchase requirement.


[Begin callout]
The FRANKLIN TEMPLETON FUNDS include all of the Franklin Templeton U.S. registered mutual funds, except Franklin Templeton Variable Insurance Products Trust, Templeton Capital Accumulator Fund, Inc., and Templeton Variable Products Series Fund.
[End callout]

Certain Franklin Templeton Funds offer multiple share classes not offered by this fund. Please note that for selling or exchanging your shares, or for other purposes, the fund's shares are considered Class A shares. Before January 1, 1999, the fund's shares were considered Class I shares.

Many of the fund's investments, through The Money Market Portfolio, must be paid for in federal funds, which are monies held by the fund's custodian on deposit at the Federal Reserve Bank of San Francisco and elsewhere. The fund generally cannot invest money it receives from you until it is available to the fund in federal funds, which may take up to two days. Until then, your purchase may not be considered in proper form. If the fund is able to make investments within one business day, it may accept your order with payment in other than federal funds.

DISTRIBUTION AND SERVICE (12B-1) FEES The fund has a distribution plan, sometimes known as a Rule 12b-1 plan, that allows the fund to pay distribution and other fees of up to 0.25% per year for the sale of shares and for services provided to shareholders.

Because these fees are paid out of the assets of the fund on an on-going basis, over time these fees will increase the cost of your investment.

ACCOUNT APPLICATION If you are opening a new account, please complete and sign the account application. To save time, you can sign up now for services you may want on your account by completing the appropriate sections of the application (see the next page).

BUYING SHARES
--------------------------------------------------------------------------------
                      OPENING AN ACCOUNT            ADDING TO AN ACCOUNT
--------------------------------------------------------------------------------
[Insert graphic of
hands shaking]
                      Contact your investment       Contact your investment
THROUGH YOUR          representative                representative
INVESTMENT
REPRESENTATIVE
--------------------------------------------------------------------------------
                      Make your check, Federal      Make your check payable to
[Insert graphic of    Reserve Draft or negotiable   Franklin Cash Reserves Fund.
envelope]             bank draft payable to
                      Franklin Cash Reserves Fund.  Mail the check to
BY MAIL               Instruments drawn on other    Institutional Services.
                      mutual funds may not be
                      accepted.

                      Mail the check or draft and
                      your signed application to
                      Institutional  Services.
--------------------------------------------------------------------------------
[Insert graphic of    Call to receive a wire        Call to receive a wire
three lightning       control number and wire       control number and wire
bolts]                instructions.                 instructions.

BY WIRE               Wire the funds and mail your  Wire the funds to
See "Holiday          signed application to         Institutional Services. For
Schedule" under       Institutional Services. For   investments over $50,000,
"Account Policies"    investments over $50,000,     you also need to complete
                      you also need to complete     the Institutional Telephone
1-800/321-8563        the Institutional Telephone   Privileges Agreement.  Call
(or 1-650/312-3600    Privileges Agreement. Please  Institutional Services to
collect)              include the wire control      receive a copy.
                      number on the application.

                      To make a same day wire       To make a same day wire
                      investment, please make sure  investment, please make sure
                      we receive your order by      we receive your order by
                      3:00 p.m. pacific time.       3:00 p.m. pacific time.
--------------------------------------------------------------------------------
[Insert graphic of    Call Institutional Services   Call Institutional Services
two arrows pointing   at the number below, or send  at the number below, or send
in opposite           signed written instructions.  signed written instructions.
directions]
                      For requests over $100,000,   For requests over $100,000,
BY EXCHANGE           you must complete an          you must complete an
                      Institutional Telephone       Institutional Telephone
                      Privileges Agreement.  Call   Privileges Agreement.  Call
1-800/321-8563        Institutional Services to     Institutional Services to
                      receive a copy.               receive a copy.

                      (Please see page # for        (Please see page # for
                      information on exchanges.)    information on exchanges.)
--------------------------------------------------------------------------------

        INSTITUTIONAL SERVICES, 777 MARINERS ISLAND BLVD, P.O. BOX 7777,
                            SAN MATEO, CA 94403-7777
                         CALL TOLL-FREE: 1-800/321-8563
          (MONDAY THROUGH FRIDAY 6:00 A.M. TO 5:00 P.M., PACIFIC TIME)

[Insert graphic of person with a headset] INVESTOR SERVICES

DISTRIBUTION OPTIONS You may reinvest distributions you receive from the fund in an existing account in the fund. Any initial sales charges or contingent deferred sales charges (CDSCs) will not apply if you reinvest your distributions within 365 days. You can also have your distributions mailed by check.

Please indicate on your application the distribution option you have chosen, otherwise we will reinvest your distributions in the fund. If you choose not to reinvest your distributions, the fund will distribute distributions paid during the month as directed on the last business day of each month. Certain restrictions may apply to retirement plans.

TELEPHONE PRIVILEGES You will automatically receive telephone privileges when you open your account, allowing you and your investment representative to sell or exchange your shares and make certain other changes to your account by phone.

As long as we take certain measures to verify telephone requests, we will not be responsible for any losses that may occur from unauthorized requests. Of course, you can decline telephone exchange or redemption privileges on your account application.

EXCHANGE PRIVILEGE You can exchange shares between most Franklin Templeton Funds within the same class*. If you exchange shares from the fund to another Franklin Templeton Fund, a sales charge may apply unless you acquired your fund shares by exchange or through the reinvestment of dividends, or you otherwise qualify to buy shares without an initial sales charge.

Retirement plan participants may exchange shares in accordance with the options available under, and the requirements of, their plan and plan administrator. Retirement plan administrators may charge a fee in connection with exchanges.

[Begin callout]
An EXCHANGE is really two transactions: a sale of one fund and the purchase of another. In general, the same policies that apply to purchases and sales apply to exchanges, including minimum investment amounts. Exchanges also have the same tax consequences as ordinary sales and purchases.
[End callout]

Generally exchanges may only be made between identically registered accounts, unless you send written instructions with a signature guarantee.

Frequent exchanges can interfere with fund management or operations and drive up costs for all shareholders. To protect shareholders, there are limits on the number and amount of exchanges you may make (please see "Market Timers" on page [#]).

*Certain Class Z shareholders of Franklin Mutual Series Fund Inc. may exchange into the fund. Advisor Class shareholders of other Franklin Templeton Funds also may exchange into the fund. Advisor Class shareholders who exchange their shares for shares of the fund and later decide they would like to exchange into another fund that offers Advisor Class may do so.

[Insert graphic of a certificate] SELLING SHARES

You can sell your shares at any time.

SELLING SHARES IN WRITING Generally, requests to sell $100,000 or less can be made over the phone or with a simple letter if you have completed a separate agreement. Call Institutional Services to receive a copy. Sometimes, however, to protect you and the fund we will need written instructions signed by all registered owners, with a signature guarantee for each owner, if:

[Begin callout]
A SIGNATURE GUARANTEE helps protect your account against fraud. You can obtain a signature guarantee at most banks and securities dealers.

A notary public CANNOT provide a signature guarantee.
[End callout]

o     you are selling more than $100,000 worth of shares
o     you want your proceeds paid to someone who is not a registered owner
o you want to send your proceeds somewhere other than the address of record, or preauthorized bank or brokerage firm account

We also may require a signature guarantee on instructions we receive from an agent, not the registered owners, or when we believe it would protect the fund against potential claims based on the instructions received.

SELLING RECENTLY PURCHASED SHARES If you sell shares recently purchased with a check or draft, we may delay sending you the proceeds until your check or draft has cleared, which may take seven business days or more. A certified or cashier's check may clear in less time.

REDEMPTION PROCEEDS Your redemption check will be sent within seven days after we receive your request in proper form. We are not able to receive or pay out cash in the form of currency. Redemption proceeds may be delayed if we have not yet received your signed account application.

For non-retirement plan participants, payment may be transmitted by wire the same business day, if the phone request is received before 11:15 a.m. Pacific time that day. For later requests, payment will be transmitted by wire the next business day. If you anticipate requesting a same-day wire redemption over $5 million, please notify the fund about this on the prior business day. In order to maximize efficient fund management, please request your same-day wire redemption of any size as early in the day as possible. Prior business day notification of the trade may be required.

CONTINGENT DEFERRED SALES CHARGE (CDSC) Most Franklin Templeton Funds impose a 1% CDSC on certain investments of Class A shares sold within 12 months of purchase. While the fund generally does not have a CDSC, it will impose one if you sell shares exchanged into the fund from another Franklin Templeton Fund and those shares would have been assessed a CDSC in the other fund. Please keep in mind that the time the shares are held in the money fund does not count towards the CDSC holding period.

The CDSC is based on the current value of the shares being sold or their net asset value when purchased, whichever is less. To keep your CDSC as low as possible, each time you place a request to sell shares we will first sell any shares in your account that are not subject to a CDSC. If there are not enough of these to meet your request, we will sell the shares in the order they were purchased.

SELLING SHARES
-------------------------------------------------------------------------
                         TO SELL SOME OR ALL OF YOUR SHARES
-------------------------------------------------------------------------
[Insert graphic of
hands shaking]
                         Contact your investment representative
THROUGH YOUR
INVESTMENT
REPRESENTATIVE
-------------------------------------------------------------------------
[Insert graphic          Send written instructions to Institutional
of envelope]             Services. Corporate, partnership or trust
                         accounts may need to send additional documents.
BY MAIL
                         Specify the fund, the account number and the
See "Holiday Schedule"   dollar value or number of shares you wish to
under "Account           sell. Be sure to include all necessary
Policies"                signatures and any additional documents, as
                         well as signature guarantees if required.

                         A check will be mailed to the name(s) and
                         address on the account, or otherwise according
                         to your written instructions.
-------------------------------------------------------------------------
[Insert graphic          As long as your transaction is for $100,000 or
of phone]                less, or have completed an Institutional
                         Telephone Privileges Agreement, and you have
BY PHONE                 not changed your address by phone within the
                         last 15 days, you can sell your shares by
1-800/321-8563           phone.

                         A check will be mailed to the name(s) and
                         address on the account. Written instructions,
                         with a signature guarantee, are required to
                         send the check to another address or to make
                         it payable to another person.
-------------------------------------------------------------------------
[Insert graphic of       You can call or write to have redemption
three lightning bolts]   proceeds wired to you. If requested,
                         redemption proceeds may also be wired directly
                         to a commercial bank previously designated by
                         you on an application, or in a
                         signature-guaranteed letter of instruction.
BY WIRE
                         Before requesting a bank wire, please make
1-800/321-8563           sure we have your bank account information on
                         file. If we do not have this information, you will need to send written instructions with your bank's name and address, your bank account number, the ABA routing number, and a signature guarantee.

                         Requests received in proper form by 3:00 p.m.
                         pacific time will be wired the next business
                         day.
-------------------------------------------------------------------------
[Insert graphic of two   Obtain a current prospectus for the fund you
arrows pointing in       are considering.
opposite directions]
                         Call Institutional Services at the number
BY EXCHANGE              below or send signed written instructions. See
                         the policies above for selling shares by mail or phone.


-------------------------------------------------------------------------

        INSTITUTIONAL SERVICES, 777 MARINERS ISLAND BLVD, P.O. BOX 7777,
                            SAN MATEO, CA 94403-7777
                         CALL TOLL-FREE: 1-800/321-8563
          (MONDAY THROUGH FRIDAY 6:00 A.M. TO 5:00 P.M., PACIFIC TIME)

[Insert graphic of paper and pen] ACCOUNT POLICIES

CALCULATING SHARE PRICE When you buy shares, you pay the net asset value (NAV) per share. When you sell shares, you receive the NAV minus any applicable contingent deferred sales charge (CDSC).

The fund calculates its NAV per share at 3:00 p.m. pacific time, each day the New York Stock Exchange and the Federal Reserve Bank of San Francisco are open, by dividing its net assets by the number of shares outstanding. The fund's assets are generally valued at their amortized cost.

Requests to buy and sell shares are processed at the NAV next calculated after we receive your request in proper form.

HOLIDAY SCHEDULE The fund is informed that the New York Stock Exchange (NYSE) and/or the Federal Reserve Bank of San Francisco observe the following holidays:
New Year's Day, Martin Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day (observed), Independence Day, Labor Day, Columbus Day (observed), Veterans' Day, Thanksgiving Day and Christmas Day. Although the fund expects the same holiday schedule to be observed in the future, the Federal Reserve Bank of San Francisco or the NYSE may modify its holiday schedule at any time. Please place your trades as early in the day as possible on a day before or after a holiday. To the extent that the fund's portfolio securities are traded in other markets on days the Federal Reserve Bank of San Francisco or the NYSE is closed, the fund's Net Asset Value may be affected when investors do not have access to the fund to buy or sell shares. Other Franklin Templeton Funds may follow different holiday closing schedules.

ACCOUNTS WITH LOW BALANCES If the value of your account falls below $20,000 (or one-half the minimum required investment, whichever is less) because you sell some of your shares, we may mail you a notice asking you to bring the account back up to its applicable minimum investment amount. If you choose not to do so within 30 days, we may close your account and mail the proceeds to the address of record.STATEMENTS AND REPORTS You will receive statements that show your account transactions. You also will receive the fund's financial reports every six months. If you need additional copies, please call 1-800/321-8563.

MARKET TIMERS The fund may restrict or refuse exchanges by market timers. If accepted, each exchange by a market timer will be charged $5 by Franklin/Templeton Investor Services, Inc., the fund's transfer agent. You will be considered a market timer if you have (i) requested an exchange out of the fund within two weeks of an earlier exchange request, or (ii) exchanged shares out of the fund more than twice in a calendar quarter, or (iii) exchanged shares equal to at least $5 million, or more than 1% of the fund's net assets, or (iv) otherwise seem to follow a timing pattern. Shares under common ownership or control are combined for these limits.

ADDITIONAL POLICIES Please note that the fund maintains additional policies and reserves certain rights, including:

o The fund may refuse any order to buy shares, including any purchase under the exchange privilege.
o At any time, the fund may change its investment minimums or waive or lower its minimums for certain purchases.
o If you buy shares with a check or draft that is returned to the fund unpaid, the fund may impose a $10 charge against your account for each returned item.
o When you buy shares, it does not create a checking or other bank account relationship with the fund or any bank.
o The fund may modify or discontinue the exchange privilege on 60 days' notice.
o You may only buy shares of a fund eligible for sale in your state or jurisdiction.
o In unusual circumstances, we may temporarily suspend redemptions, or postpone the payment of proceeds, as allowed by federal securities laws.
o For redemptions over a certain amount, the fund reserves the right to make payments in securities or other assets of the fund, in the case of an emergency or if the payment by check or wire would be harmful to existing shareholders.
o To permit investors to obtain the current price, dealers are responsible for transmitting all orders to the fund promptly.

GENERAL Government Accounting Standards Board (GASB) Statement No. 3 pertaining to Deposits with Financial Institutions provides, in paragraph 69, that investments in mutual funds should be disclosed, but not categorized.

[Insert graphic of question mark]QUESTIONS

If you have any questions about the fund or your account, you can write to us at 777 Mariners Island Blvd., P.O. Box 7777, San Mateo, CA 94403-7777. You can also call us at 1-800/321-8563 Monday through Friday, from 6:00 a.m. to 5:00 p.m. pacific time.

If you are a ValuSelect plan participant you may obtain current price, yield and performance information regarding the Franklin Templeton Funds included in the plan by calling KeyFACTSsm at 8-1800 KEY-2110.

For your protection and to help ensure we provide you with quality service, all calls may be monitored or recorded.

FOR MORE INFORMATION

You can learn more about the fund in the following documents:

ANNUAL/SEMIANNUAL REPORT TO SHAREHOLDERS

Includes a discussion of recent market conditions and fund strategies, financial statements, detailed performance information, portfolio holdings, and the auditor's report.

STATEMENT OF ADDITIONAL INFORMATION (SAI)

Contains more information about the fund, its investments and policies. It is incorporated by reference (is legally a part of this prospectus).

For a free copy of the current annual/semiannual report or the SAI, please contact your investment representative or call us at the number below.


FRANKLIN(R)TEMPLETON(R)
1-800/321-8563
www.franklintempleton.com



You can also obtain information about the fund by visiting the SEC's Public Reference Room in Washington, D.C. (phone 1-800/SEC-0330) or by sending your request and a duplicating fee to the SEC's Public Reference Section, Washington, D.C. 20549-6009. You can also visit the SEC's Internet site at http://www.sec.gov.


Investment Company Act file #811-4267                                149p 11/99







INSTITUTIONAL
FIDUCIARY TRUST

MONEY MARKET PORTFOLIO
FRANKLIN U.S. GOVERNMENT SECURITIES
 MONEY MARKET PORTFOLIO

STATEMENT OF ADDITIONAL INFORMATION
NOVEMBER 1, 1999

P.O. BOX 997151
SACRAMENTO, CA 95899-9983 1-800/321-8563


This Statement of Additional Information (SAI) is not a prospectus. It contains information in addition to the information in the funds' prospectus. The funds' prospectus, dated November 1, 1999, which we may amend from time to time, contains the basic information you should know before investing in a fund. You should read this SAI together with the funds' prospectus.

The audited  financial  statements  and auditor's  report in the trust's  Annual
Report  to  Shareholders,   for  the  fiscal  year  ended  June  30,  1999,  are
incorporated by reference (are legally a part of this SAI).

For a free copy of the current prospectus or annual report, contact your investment representative or call 1-800/DIAL BEN (1-800/342-5236).

CONTENTS

Goals and Strategies
Risks
Officers and Trustees
Management and Other Services
Portfolio Transactions
Distributions and Taxes
Organization, Voting Rights and Principal Holders
Buying and Selling Shares
Pricing Shares
The Underwriter
Performance
Miscellaneous Information
Description of Ratings
Appendices
  California Government Code Section 53601
  California Government Code Section 53635

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MUTUAL FUNDS, ANNUITIES, AND OTHER INVESTMENT PRODUCTS:

o ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY OF THE U.S. GOVERNMENT;

o    ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK;

o    ARE SUBJECT TO INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

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GOALS AND STRATEGIES
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The investment goal of each fund is to provide investors with as high a level of current income as is consistent with the preservation of shareholders' capital and liquidity. This goal is fundamental, which means it may not be changed without shareholder approval. Each fund also tries to maintain a stable $1 share price.

U.S. GOVERNMENT SECURITIES The U.S. Securities Fund may invest only in obligations, including U.S. Treasury bills, notes, bonds and securities of the Government National Mortgage Association (popularly called "GNMAs" or "Ginnie Maes") and the Federal Housing Administration, which are issued or guaranteed by the U.S. government or that carry a guarantee supported by the full faith and credit of the U.S. government, repurchase agreements collateralized only by such securities, and stripped securities. Some U.S. government securities, including U.S. Treasury bills, notes and bonds and securities of the Government National Mortgage Association and the Federal Housing Administration, are issued or guaranteed by the U.S. government or carry a guarantee that is supported by the full faith and credit of the U.S. government. Other U.S. government securities are issued or guaranteed by federal agencies or government-sponsored enterprises and are not considered direct obligations of the U.S. government. Instead, they involve sponsorship or guarantees by government agencies or enterprises. For example, some securities are supported by the right of the issuer to borrow from the U.S. Treasury, such as obligations of the Federal Home Loan Bank. Others, such as obligations of the Federal National Mortgage Association, are supported on by the credit of the instrumentality.

BANK OBLIGATIONS The Money Market Fund may invest in obligations of U.S. banks, foreign branches of U.S. or foreign banks, and U.S. branches of foreign banks. These obligations may include deposits that are fully insured by the U.S. government, its agencies or instrumentalities, such as deposits in banking and savings institutions up to the current limit of the insurance on principal provided by the Federal Deposit Insurance Corporation. Deposits are frequently combined in larger units by an intermediate bank or other institution.

The Money Fund will invest in these obligations or instruments issued by banks and savings institutions with assets of at least $1 billion. Time deposits are non-negotiable deposits that are held in a banking institution for a specified time at a stated interest rate. The Money Fund may not invest more than 10% of its assets in time deposits with more than seven days to maturity.

The Money Fund may invest in an obligation issued by a branch of a bank only if the parent bank has assets of at least $5 billion, and may invest only up to 25% of its assets in obligations of foreign branches of U.S. or foreign banks. The Money Fund may, however, invest more than 25% of its assets in certain domestic bank obligations, including U.S. branches of foreign banks.

VARIABLE MASTER DEMAND NOTES are a type of commercial paper in which the Money Fund may invest. They are direct arrangements between a lender and a borrower that allow daily changes to the amount borrowed and to the interest rate. The Money Fund, as lenders, may increase or decrease the amount provided by the note agreement, and the borrower may repay up to the full amount of the note without penalty. Typically, the borrower may also set the interest rate daily, usually at a rate that is the same or similar to the interest rate on other commercial paper issued by the borrower. The Money Fund does not have any limit on the amount of its assets that may be invested in variable master demand notes and may invest only in variable master demand notes of U.S. issuers.

Because variable master demand notes are direct lending arrangements between the lender and the borrower, they generally are not traded and do not have a secondary market. They are, however, redeemable at face value plus accrued interest at any time, although the Money Fund's ability to redeem a note is dependent on the ability of the borrower to pay the principal and interest on demand. When determining whether to invest in a variable master demand note, the manager considers, among other things, the earnings power, cash flow and other liquidity ratios of the issuer.

ASSET-BACKED SECURITIES are typically commercial paper backed by the loans or accounts receivable of an entity, such as a bank or credit card company in which the Money Fund may invest. The issuer intends to repay using the assets backing the securities (once collected). Therefore, repayment depends largely on the cash-flows generated by the assets backing the securities. Sometimes the credit support for these securities is limited to the underlying assets. In other cases it may be provided by a third party through a letter of credit or insurance guarantee.

Repayment of these securities is intended to be obtained from an identified pool of diversified assets, typically receivables related to a particular industry, such as asset-backed securities related to credit card receivables, automobile receivables, trade receivables or diversified financial assets. The credit quality of most asset-backed commercial paper depends primarily on the credit quality of the assets underlying the securities, how well the entity issuing the security is insulated from the credit risk of the originator (or any other affiliated entities) and the amount and quality of any credit support provided to the securities.

Asset-backed commercial paper is often backed by a pool of assets representing the obligations of a number of different parties. To lessen the effect of failures by obligors on these underlying assets to make payment, the securities may contain elements of credit support. The credit support falls into two categories: liquidity protection and protection against ultimate default on the underlying assets. Liquidity protection refers to the provision of advances, generally by the entity administering the pool of assets, to ensure that scheduled payments on the underlying pool are made in a timely fashion. Protection against ultimate default ensures payment on at least a portion of the assets in the pool. This protection may be provided through guarantees, insurance policies or letters of credit obtained from third parties, through various means of structuring the transaction or through a combination of these approaches. The degree of credit support provided on each issue is based generally on historical information respecting the level of credit risk associated with the payments. Delinquency or loss that exceeds the anticipated amount could adversely impact the return on an investment in an asset-backed security.

CORPORATE OBLIGATIONS, in which the Money Fund may invest, include fixed, floating and variable rate bonds, debentures or notes.

COMMERCIAL PAPER The Money Fund may invest in commercial paper of domestic and foreign issuers.

STRIPPED SECURITIES are the separate income and principal components of a debt security. Once the securities have been stripped they are referred to a zero coupon securities. Their risks are similar to those of other money market securities although they may be more volatile. Stripped securities do not make periodic payments of interest prior to maturity and the stripping of the interest coupons causes them to be offered at a discount from their face amount. This results in the securities being subject to greater fluctuations in response to changing interest rates than interest-paying securities of similar maturities.

Each fund only intends to buy stripped securities that are issued or guaranteed by the U.S. Treasury or by an agency or instrumentality of the U.S. government.

MUNICIPAL SECURITIES The Money Fund may invest up to 10% of its assets in taxable municipal securities. Municipal securities are issued by or on behalf of states, territories or possessions of the U.S., the District of Columbia, or their political subdivisions, agencies or instrumentalities. They are generally issued to raise money for various public purposes, such as constructing public facilities and making loans to public institutions. Certain types of municipal securities are issued to provide funding for privately operated facilities and are generally taxable.

DIVERSIFICATION  The Money Fund is a diversified fund. As fundamental  policies:
(a) the Money Fund may not buy a security if, with respect to 75% of its total assets, more than 5% would be invested in the securities of any one issuer, and
(b) the Money Fund may not invest in a security if the Money Fund would own more than 10% of the outstanding voting securities of any one issuer. These limitations do not apply to obligations issued or guaranteed by the U.S. government or its instrumentalities.

As money market funds, however, the funds must follow certain procedures required by federal securities laws that may be more restrictive than some of the funds' other policies or investment restrictions. With respect to diversification, these procedures require that the each fund not invest more than 5% of its total assets in securities of a single issuer, other than U.S. government securities, although it may invest up to 25% of its total assets in securities of a single issuer that are rated in the highest rating category for a period of up to three business days after purchase. Each fund also must not invest more than (a) the greater of 1% of its total assets or $1 million in securities issued by a single issuer that are rated in the second highest rating category; and (b) 5% of its total assets in securities rated in the second highest rating category. These procedures are fundamental policies of each fund.

WHAT ARE SOME OF THE FUNDS' OTHER INVESTMENT STRATEGIES AND PRACTICES?

WHEN-ISSUED OR DELAYED-DELIVERY TRANSACTIONS are those where payment and delivery for the security take place at a future date. Since the market price of the security may fluctuate during the time before payment and delivery, the fund assumes the risk that the value of the security at delivery may be more or less than the purchase price. When the Money Fund is the buyer in the transaction, it will maintain cash or liquid securities, with an aggregate value equal to the amount of its purchase commitments, in a segregated account with its custodian bank until payment is made. The Money Fund will not engage in when-issued and delayed-delivery transactions for investment leverage purposes.

REPURCHASE AGREEMENTS Each fund generally will have a portion of its assets in cash or cash equivalents for a variety of reasons, including waiting for a special investment opportunity or taking a defensive position. To earn income on this portion of its assets, each fund may enter into repurchase agreements. Under a repurchase agreement, a fund agrees to buy securities guaranteed as to payment of principal and interest by the U.S. government or its agencies from a qualified bank or broker-dealer and then to sell the securities back to the bank or broker-dealer after a short period of time (generally, less than seven days) at a higher price. The bank or broker-dealer must transfer to the fund's custodian securities with an initial market value of at least 102% of the dollar amount invested by the fund in each repurchase agreement. The manager will monitor the value of such securities daily to determine that the value equals or exceeds the repurchase price. Repurchase agreements may involve risks in the event of default or insolvency of the bank or broker-dealer, including possible delays or restrictions upon a fund's ability to sell the underlying securities. The funds will enter into repurchase agreements only with parties who meet creditworthiness standards approved by the funds' board of trustees, i.e., banks or broker-dealers that the manager has determined present no serious risk of becoming involved in bankruptcy proceedings within the time frame contemplated by the repurchase transaction. Both funds may enter into repurchase agreements with certain U.S. and foreign banks and broker-dealers.

LOANS OF PORTFOLIO SECURITIES To generate additional income, each fund may lend certain of its portfolio securities to qualified banks and broker-dealers. These loans may not exceed 25%% of the value of the Money Fund's total assets and 10% of the value of the U.S. Securities Fund's total assets, measured at the time of the most recent loan. For each loan, the borrower must maintain with the Money Fund's custodian collateral (consisting of cash) and with the U.S. Securities Fund's custodian collateral (consisting of any combination of cash, securities issued by the U.S. government and its agencies and instrumentalities, or irrevocable letters of credit) with a value at least equal to 100% of the current market value of the loaned securities. The funds retain all or a portion of the interest received on investment of the cash collateral or receive a fee from the borrower. The funds may terminate the loan at any time and obtain the return of the securities loaned within the normal settlement period for the security involved. The funds will continue to receive any interest or dividends paid on the loaned securities and to have voting rights with respect to the securities. As with other extensions of credit, however, there are risks of delay in recovery or even loss of rights in collateral in the event of default or insolvency of the borrower. The funds will loan their securities only to parties who meet creditworthiness standards approved by the funds' board of trustees, i.e., banks or broker-dealers that the manager has determined present no serious risk of becoming involved in bankruptcy proceedings within the time frame contemplated by the loan.

BORROWING The Money Fund may borrow up to 5% of its total assets from banks for temporary or emergency purposes. The maximum amount the U.S. Securities Fund may borrow from banks for such purposes is 10% of its total assets. The Portfolio will not make any new investments while any outstanding loans exceed 5% of its total assets.

ILLIQUID INVESTMENTS The Money Fund's policy is not to invest more than 10% of its net assets in illiquid securities. Illiquid securities are generally securities that cannot be sold within seven days in the normal course of business at approximately the amount at which the Money Fund has valued them.

OTHER LIMITATIONS The Money Fund may not invest more than 5% of its total assets in securities of companies, including predecessors, that have been in continuous operation for less than three years. The Money Fund also may not invest more than 25% of its total assets in any particular industry, although it may invest more than 25% of its assets in certain domestic bank obligations. These limitations do not apply to U.S. government securities, federal agency obligations, or repurchase agreements fully collateralized by U.S. government securities. There are, however, certain tax diversification requirements that may apply to investments in repurchase agreements and other securities that are not treated as U.S. government securities under the Internal Revenue Code.

MASTER/FEEDER STRUCTURE The Money Fund seeks to achieve its investment goal by investing all of its assets in shares of The Money Market Portfolio (Money Portfolio). The U.S. Securities Fund seeks to achieve its investment goal by investing all of its assets in shares of The U.S. Government Securities Money Market Portfolio (U.S. Securities Portfolio). The Money Portfolio and the U.S. Securities Portfolio are series of The Money Market Portfolios ("Money Market"). References to the "Portfolio," unless the context indicates that an individual portfolio is being referenced, are to both the Money Portfolio and the U.S. Securities Portfolio. The Portfolio has the same investment goal and substantially similar investment policies as the fund, except, in all cases, the fund may pursue its policies by investing in a mutual fund with the same investment goal and substantially similar policies and restrictions as the fund. The investment goal of the Portfolio also is fundamental and may not be changed without shareholder approval.

Each fund's structure, where it invests all of its assets in the Portfolio, is sometimes known as a "master/feeder" structure. By investing all of its assets in shares of the Portfolio, each fund, other mutual funds and institutional investors can pool their assets. This may result in asset growth and lower expenses, although there is no guarantee this will happen.

If a fund, as a shareholder of the Portfolio, has to vote on a matter relating to the Portfolio, it will hold a meeting of fund shareholders and will cast its votes in the same proportion as the fund's shareholders voted.

INVESTMENT RESTRICTIONS Each fund has adopted the following restrictions as fundamental policies. This means they may only be changed if the change is approved by (i) more than 50% of the fund's outstanding shares or (ii) 67% or more of the fund's shares present at a shareholder meeting if more than 50% of the fund's outstanding shares are represented at the meeting in person or by proxy, whichever is less.

Each fund may not:

(1) Borrow money or mortgage or pledge any of its assets, except that borrowings (and a pledge of assets therefor) for temporary or emergency purposes may be made from banks in any amount up to 5% of the Money Fund's total asset value and up to 10% of the U.S. Securities Fund's total asset value.

(2) Make loans, except (a) through the purchase of debt securities in accordance with the investment objective and policies of the fund, (b) to the extent the entry into a repurchase agreement is deemed to be a loan, or (c) by the loan of its portfolio securities in accordance with the policies described above.

(3) Acquire, lease or hold real estate, provided that this limitation shall not prohibit the purchase of municipal and other debt securities secured by real estate or interests therein.

(4) Buy any securities "on margin" or sell any securities "short," except that it may use such short-term credits as are necessary for the clearance of transactions.

(5) Invest in commodities and commodity contracts, puts, calls, straddles, spreads or any combination thereof, or interests in oil, gas or other mineral exploration or development programs, except that it may purchase, hold and dispose of "obligations with puts attached" or write covered call options in accordance with its stated investment policies.

(6) Purchase securities, in private placements or in other transactions, for which there are legal or contractual restrictions on resale and are not readily marketable, or enter into a repurchase agreement with more than seven days to maturity if, as a result, more than 10% of the total assets of the fund would be invested in such securities or repurchase agreements, except that, to the extent this restriction is applicable, the fund may purchase, in private placements, shares of another registered investment company having the same investment objectives and policies as the fund.

(7) Act as underwriter of securities issued by other persons, except insofar as the Trust may technically be deemed an underwriter under the federal securities laws in connection with the disposition of portfolio securities; except that all or substantially all of the assets of the fund may be invested in another registered investment company having the same investment objectives and policies as the fund.

(8) Purchase securities of other investment companies, except in connection with a merger, consolidation, acquisition or reorganization; provided that all or substantially all of the assets of the fund may be invested in another registered investment company having the same investment objectives and policies as the fund.

(9) Invest in any issuer for purposes of exercising control or management, except that, to the extent this restriction is applicable, all or substantially all of the assets of the fund may be invested in another registered investment company having the same investment objectives and policies as the fund.

(10) Purchase securities from or sell to the trust's officers and trustees, or any firm of which any officer or trustee is a member, as principal, or retain securities of any issuer if, to the knowledge of the trust, one or more of the trust's officers, trustees or investment adviser own beneficially more than 1/2 of 1% of the securities of such issuer and all such officers and trustees together own beneficially more than 5% of such securities.

(11) Invest more than 25% of its assets in securities of any industry, although, for purposes of this limitation, U.S. government obligations are not considered to be part of any industry. This prohibition does not apply where the policies of a fund, as described in the Prospectus, state otherwise, and further does not apply to the extent that the fund invests all of its assets in another registered investment company having the same investment objective and policy.

In addition to the above restrictions, the funds have the following fundamental policies, which may only be changed with shareholder approval: i) the U.S. Securities Fund may invest only in marketable securities issued or guaranteed by the U.S. government, by various agencies of the U.S. government and by various instrumentalities that have been established or sponsored by the U.S. government, including U.S. Treasury bills, notes, bonds and securities of the Government National Mortgage Association (GNMA) and the Federal Housing Administration, which are issued or guaranteed by the U.S. government or which carry a guarantee supported by the full faith and credit of the U.S. government; or in another open-end investment company (such as the U.S. Securities Fund) that has a fundamental policy to invest in these types of securities; ii) each fund will invest 100% of its assets in securities with remaining maturities of 397 days or less, or in another open-end management investment company that has the same fundamental investment policy; iii) the Money Fund will invest primarily in various types of money market instruments, such as U.S. government and federal agency obligations, certificates of deposit, banker's acceptances, time deposits of major financial institutions, high grade commercial paper, high grade short-term corporate obligations, taxable municipal securities and repurchase agreements (secured by U.S. government securities) and may seek its objectives by investing all or substantially all of its assets in an open-end management investment company with the same investment objectives and policies;
iv) the Money Fund may not purchase the securities of any one issuer (other than obligations of the U.S. government, its agencies or instrumentalities) if, immediately thereafter, more than 5% of the value of its total assets would be invested in the securities of any one issuer with respect to 75% of the Money Fund's total assets (pursuant to an operating policy on diversification adopted by the Board and the Board of Trustees of Money Market to comply with requirements under SEC Rule 2a-7, the 5% limitation applies to the Portfolio's total assets and is more restrictive than the fund's fundamental policy), or more than 10% of the outstanding voting securities of any one issuer would be owned by the Money Fund, except that this policy does not apply to the extent all or substantially all of the assets of the Money Fund may be invested in another registered investment company having the same investment objectives and policies as the Money Fund; and v) the Money Fund may not invest more than 5% of its total assets in the securities of companies (including predecessors) that have been in continuous operation for less than three years, nor invest more than 25% of its total assets in any particular industry, except that this policy is inapplicable to the extent all or substantially all of the assets of the Money Fund may be invested in another registered investment company having the same investment objectives and policies as the Money Fund.

Each fund presently has the following additional restrictions, which are not fundamental and may be changed without shareholder approval.

Each fund may not invest in real estate limited partnerships (investments in marketable securities issued by real estate investment trusts are not subject to this restriction) or in interests (other than publicly traded equity securities) in oil, gas, or other mineral leases, exploration or development program.

The U.S. Securities Fund may invest only in U.S. Treasury bills, notes, and bonds (including stripped securities) and repurchase agreements collateralized only by such securities.

To continue its money market status in Texas, the Money Fund and its respective Portfolio will comply with Section 123.3 of the Texas Administrative Code (as stated in Conditions 1-7 listed in Form 133.26, entitled "Request for Determination as a Money Market Fund," with the understanding that Condition 4 excludes expenses of the Money Fund's transfer agent associated with shareholder recordkeeping and reporting).

If a bankruptcy or other extraordinary event occurs concerning a particular security the fund owns, the fund may receive stock, real estate, or other investments that the fund would not, or could not, buy. If this happens, the fund intends to sell such investments as soon as practicable while maximizing the return to shareholders.

Generally, the policies and restrictions discussed in this SAI and in the prospectus apply when the fund makes an investment. In most cases, the fund is not required to sell a security because circumstances change and the security no longer meets one or more of the fund's policies or restrictions. If a percentage restriction or limitation is met at the time of investment, a later increase or decrease in the percentage due to a change in the value or liquidity of portfolio securities will not be considered a violation of the restriction or limitation.

Money Market's trustees have elected to value the Portfolio's assets in accordance with SEC Rule 2a-7. This rule also imposes various restrictions on the Portfolio which are, in some cases, more restrictive than the Portfolio's other stated fundamental policies and investment restrictions. The Portfolio must comply with these provisions unless its shareholders vote to change its policy of being a money market fund.

RISKS
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FOREIGN  SECURITIES  The value of foreign and (U.S.)  securities  is affected by general economic conditions and individual company and industry earnings prospects. While foreign securities may offer significant opportunities for gain, they also involve additional risks that can increase the potential for losses in the fund.

The political, economic and social structures of some countries the fund invests in may be less stable and more volatile than those in the U.S. The risks of investing in these countries include the possibility of the imposition of exchange controls, expropriation, restrictions on removal of currency or other assets, nationalization of assets and punitive taxes.

There may be less publicly available information about a foreign company or government than about a U.S. company or public entity. Certain countries' financial markets and services are less developed than those in the U.S. or other major economies. As a result, they may not have uniform accounting, auditing and financial reporting standards and may have less government supervision of financial markets. Foreign securities markets may have substantially lower trading volumes than U.S. markets, resulting in less liquidity and more volatility than experienced in the U.S. Transaction costs on foreign securities markets are generally higher than in the U.S. The settlement practices may be cumbersome and result in delays that may affect portfolio liquidity. The fund may have greater difficulty exercising rights, pursuing legal remedies, and obtaining judgments with respect to foreign investments in foreign courts than with respect to domestic issuers in U.S. courts.

DERIVATIVES The fund's transactions in stripped securities involve certain risks. These risks include, among others, the risk that the price movements in the underlying securities correlate with price movements in the relevant portion of the fund's portfolio. The fund bears the risk in the same amount as the instrument it has purchased, or that there may be a negative correlation that would result in a loss on both the underlying security and the derivative security.

MASTER/FEEDER STRUCTURE There are some risks associated with the funds' master/feeder structure. If other shareholders in the Portfolio sell their shares, he corresponding fund's expenses may increase. Additionally, any economies of scale a fund has achieved as a result of the structure may be diminished. Institutional investors in the Portfolio that have a greater pro rata ownership interest in the Portfolio than the corresponding fund could also have effective voting control.

If the Portfolio changes its investment goal or any of its fundamental policies and fund shareholders do not approve the same change for the fund, the fund may need to withdraw its investment from the Portfolio. Likewise, if the board of trustees considers it to be in a fund's best interest, it may withdraw the fund's investment from the Portfolio at any time. If either situation occurs, the board will decide what action to take. Possible solutions might include investing all of a fund's assets in another pooled investment entity with the same investment goal and policies as the fund, or hiring an investment manager to manage the fund's investments. Either circumstance could increase a fund's expenses.

OFFICERS AND TRUSTEES
--------------------------------------------------------------------------------

The trust has a board of trustees. The board is responsible for the overall management of the trust, including general supervision and review of each fund's investment activities. The board, in turn, elects the officers of the trust who are responsible for administering the trust's day-to-day operations.

The name, age and address of the officers and board members, as well as their affiliations, positions held with the trust, and principal occupations during the past five years are shown below.

Frank H. Abbott, III (78)
1045 Sansome Street, San Francisco, CA 94111
TRUSTEE

President and Director, Abbott Corporation (an investment company); director or trustee, as the case may be, of 27 of the investment companies in the Franklin Templeton Group of Funds; and FORMERLY, Director, MotherLode Gold Mines
Consolidated (gold mining) (until 1996) and Vacu-Dry Co. (food processing) (until 1996).

Harris J. Ashton (67)
191 Clapboard Ridge Road, Greenwich, CT 06830
TRUSTEE

Director, RBC Holdings, Inc. (bank holding company) and Bar-S Foods (meat packing company); director or trustee, as the case may be, of 48 of the investment companies in the Franklin Templeton Group of Funds; and FORMERLY, President, Chief Executive Officer and Chairman of the Board, General Host Corporation (nursery and craft centers) (until 1998).

Robert F. Carlson (71)
2120 Lambeth Way, Carmichael, CA 95608
TRUSTEE

Member and past President, Board of Administration, California Public Employees Retirement Systems (CALPERS); director or trustee, as the case may be, of nine of the investment companies in the Franklin Templeton Group of Funds; and FORMERLY, member and Chairman of the Board, Sutter Community Hospitals, member, Corporate Board, Blue Shield of California, and Chief Counsel, California Department of Transportation.

S. Joseph Fortunato (67)
Park Avenue at Morris County, P.O. Box 1945
Morristown, NJ 07962-1945
TRUSTEE

Member of the law firm of Pitney, Hardin, Kipp & Szuch; and director or trustee, as the case may be, of 50 of the investment companies in the Franklin Templeton Group of Funds.

*Charles B. Johnson (66)
777 Mariners Island Blvd., San Mateo, CA 94404
CHAIRMAN OF THE BOARD AND TRUSTEE


President, Chief Executive Officer and Director, Franklin Resources, Inc.; Chairman of the Board and Director, Franklin Advisers, Inc., Franklin Investment Advisory Services, Inc. and Franklin Templeton Distributors, Inc.; Director,
Franklin/Templeton Investor Services, Inc. and Franklin Templeton Services, Inc.; officer and/or director or trustee, as the case may be, of most of the other subsidiaries of Franklin Resources, Inc. and of 49 of the investment companies in the Franklin Templeton Group of Funds.

*Charles E. Johnson (43)
500 East Broward Blvd., Fort Lauderdale, FL 33394-3091
PRESIDENT AND TRUSTEE

Senior Vice President and Director, Franklin Resources, Inc.; Senior Vice President, Franklin Templeton Distributors, Inc.; President and Director, Templeton Worldwide, Inc.; Chairman and Director, Templeton Investment Counsel, Inc.; Vice President, Franklin Advisers, Inc.; officer and/or director of some of the other subsidiaries of Franklin Resources, Inc.; and officer and/or director or trustee, as the case may be, of 33 of the investment companies in the Franklin Templeton Group of Funds.

*Rupert H. Johnson, Jr. (59)
777 Mariners Island Blvd., San Mateo, CA 94404
VICE PRESIDENT AND TRUSTEE

Executive Vice President and Director, Franklin Resources, Inc. and Franklin Templeton Distributors, Inc.; President and Director, Franklin Advisers, Inc. and Franklin Investment Advisory Services, Inc.; Senior Vice President, Franklin Advisory Services, LLC; Director, Franklin/Templeton Investor Services, Inc.; and officer and/or director or trustee, as the case may be, of most of the other subsidiaries of Franklin Resources, Inc. and of 52 of the investment companies in the Franklin Templeton Group of Funds.

Frank W.T. LaHaye (70)
20833 Stevens Creek Blvd., Suite 102, Cupertino, CA 95014
TRUSTEE

General Partner, Miller & LaHaye, which is the General Partner of Peregrine Ventures II (venture capital firm); director or trustee, as the case may be, of 27 of the investment companies in the Franklin Templeton Group of Funds; and FORMERLY, Director, Fischer Imaging Corporation (medical imaging systems), Digital Transmission Systems, Inc. (wireless communications) and Quarterdeck Corporation (software firm), and General Partner, Peregrine Associates, which was the General Partner of Peregrine Ventures (venture capital firm).

Gordon S. Macklin (71)
8212 Burning Tree Road, Bethesda, MD 20817
TRUSTEE

Director, Fund American Enterprises Holdings, Inc. (holding company), Martek Biosciences Corporation, MCI WorldCom (information services), MedImmune, Inc. (biotechnology), Spacehab, Inc. (aerospace services) and Real 3D (software); director or trustee, as the case may be, of 48 of the investment companies in the Franklin Templeton Group of Funds; and FORMERLY, Chairman, White River
Corporation (financial services) and Hambrecht and Quist Group (investment banking), and President, National Association of Securities Dealers, Inc.

Harmon E. Burns (54)
777 Mariners Island Blvd., San Mateo, CA 94404
VICE PRESIDENT

Executive  Vice  President  and Director,  Franklin  Resources,  Inc.,  Franklin
Templeton Distributors, Inc. and Franklin Templeton Services, Inc.; Executive Vice President, Franklin Advisers, Inc.; Director, Franklin Investment Advisory Services, Inc. and Franklin/Templeton Investor Services, Inc.; and officer and/or director or trustee, as the case may be, of most of the other subsidiaries of Franklin Resources, Inc. and of 52 of the investment companies in the Franklin Templeton Group of Funds.

Martin L. Flanagan (39)
777 Mariners Island Blvd., San Mateo, CA 94404
VICE PRESIDENT AND CHIEF FINANCIAL OFFICER

Senior Vice President and Chief Financial Officer, Franklin Resources, Inc., Franklin/Templeton Investor Services, Inc. and Franklin Mutual Advisers, LLC; Executive Vice President, Chief Financial Officer and Director, Templeton Worldwide, Inc.; Executive Vice President, Chief Operating Officer and Director, Templeton Investment Counsel, Inc.; Executive Vice President and Chief Financial Officer, Franklin Advisers, Inc.; Chief Financial Officer, Franklin Advisory Services, LLC and Franklin Investment Advisory Services, Inc.; President and Director, Franklin Templeton Services, Inc.; officer and/or director of some of the other subsidiaries of Franklin Resources, Inc.; and officer and/or director or trustee, as the case may be, of 52 of the investment companies in the Franklin Templeton Group of Funds.

Deborah R. Gatzek (50)
777 Mariners Island Blvd., San Mateo, CA 94404
VICE PRESIDENT AND SECRETARY

Senior Vice President and General Counsel, Franklin Resources, Inc.; Senior Vice President, Franklin Templeton Services, Inc. and Franklin Templeton Distributors, Inc.; Executive Vice President, Franklin Advisers, Inc.; Vice President, Franklin Advisory Services, LLC and Franklin Mutual Advisers, LLC; Vice President, Chief Legal Officer and Chief Operating Officer, Franklin Investment Advisory Services, Inc.; and officer of 53 of the investment companies in the Franklin Templeton Group of Funds.

Diomedes Loo-Tam (60)
777 Mariners Island Blvd., San Mateo, CA 94404
TREASURER AND PRINCIPAL ACCOUNTING OFFICER

Senior Vice President, Franklin Templeton Services, Inc.; and officer of 32 of the investment companies in the Franklin Templeton Group of Funds.

Thomas J. Runkel (41)
777 Mariners Island Blvd., San Mateo, CA 94404
VICE PRESIDENT

Senior Vice President, Franklin Advisers, Inc.; and officer of four of the investment companies in the Franklin Templeton Group of Funds.

*This board member is considered an "interested person" under federal securities laws.
Note: Charles B. Johnson and Rupert H. Johnson, Jr. are brothers and the father and uncle, respectively, of Charles E. Johnson.

The trust pays noninterested board members $310 per month plus $225 per meeting attended. Board members who serve on the audit committee of the trust and other funds in the Franklin Templeton Group of Funds receive a flat fee of $2,000 per committee meeting attended, a portion of which is allocated to the trust. Members of a committee are not compensated for any committee meeting held on the day of a board meeting. Noninterested board members also may serve as directors or trustees of other funds in the Franklin Templeton Group of Funds and may receive fees from these funds for their services. The fees payable to noninterested board members by the trust are subject to reductions resulting from fee caps limiting the amount of fees payable to board members who serve on other boards within the Franklin Templeton Group of Funds. The following table provides the total fees paid to noninterested board members by the trust and by the Franklin Templeton Group of Funds.

                                                              NUMBER OF BOARDS IN
                          TOTAL FEES     TOTAL FEES RECEIVED      THE FRANKLIN
                           RECEIVED       FROM THE FRANKLIN    TEMPLETON GROUP OF
                        FROM THE TRUST1   TEMPLETON GROUP OF  FUNDS ON WHICH EACH
         NAME                 ($)             FUNDS2 ($)            SERVES3
-----------------------------------------------------------------------------------
Frank H. Abbott, III         4,502             159,051                 27
Harris J. Ashton             4,934             361,157                 48
Robert Carlson               6,195              78,052                 9
S. Joseph Fortunato          4,597             367,835                 50
Frank W.T. LaHaye            4,727             163,753                 27
Gordon S. Macklin            4,934             361,157                 48

1. For the fiscal year ended June 30, 1999.
2. For the calendar year ended December 31, 1998.
3. We base the number of boards on the number of registered investment companies in the Franklin Templeton Group of Funds. This number does not include the total number of series or funds within each investment company for which the board members are responsible. The Franklin Templeton Group of Funds currently includes 54 registered investment companies, with approximately 162 U.S. based funds or series.

Noninterested board members are reimbursed for expenses incurred in connection with attending board meetings, paid pro rata by each fund in the Franklin Templeton Group of Funds for which they serve as director or trustee. No officer or board member received any other compensation, including pension or retirement benefits, directly or indirectly from the fund or other funds in the Franklin Templeton Group of Funds. Certain officers or board members who are shareholders of Franklin Resources, Inc. may be deemed to receive indirect remuneration by virtue of their participation, if any, in the fees paid to its subsidiaries.

Board members historically have followed a policy of having substantial investments in one or more of the funds in the Franklin Templeton Group of Funds, as is consistent with their individual financial goals. In February 1998, this policy was formalized through adoption of a requirement that each board member invest one-third of fees received for serving as a director or trustee of a Templeton fund in shares of one or more Templeton funds and one-third of fees received for serving as a director or trustee of a Franklin fund in shares of one or more Franklin funds until the value of such investments equals or exceeds five times the annual fees paid such board member. Investments in the name of family members or entities controlled by a board member constitute fund holdings of such board member for purposes of this policy, and a three year phase-in period applies to such investment requirements for newly elected board members. In implementing such policy, a board member's fund holdings existing on February 27, 1998, are valued as of such date with subsequent investments valued at cost.

The board, with approval of all noninterested and interested board members, has adopted written procedures designed to deal with potential conflicts of interest that may arise from the fund and the Portfolio having substantially the same boards. These procedures call for an annual review of the fund's relationship with the Portfolio. If a conflict exists, the boards may take action, which may include the establishment of a new board. The board has determined that there are no conflicts of interest at the present time.

MANAGEMENT AND OTHER SERVICES
--------------------------------------------------------------------------------

MANAGER AND SERVICES PROVIDED Each Portfolio's manager is Franklin Advisers, Inc. The manager is a wholly owned subsidiary of Franklin Resources, Inc. (Resources), a publicly owned company engaged in the financial services industry through its subsidiaries. Charles B. Johnson and Rupert H. Johnson, Jr. are the principal shareholders of Resources.

The manager provides investment research and portfolio management services, and selects the securities for the Portfolio to buy, hold or sell. The manager also selects the brokers who execute the Portfolio's portfolio transactions. The manager provides periodic reports to the board, which reviews and supervises the manager's investment activities. To protect the Portfolio, the manager and its officers, directors and employees are covered by fidelity insurance.

The manager and its affiliates manage numerous other investment companies and accounts. The manager may give advice and take action with respect to any of the other funds it manages, or for its own account, that may differ from action taken by the manager on behalf of the Portfolio. Similarly, with respect to the Portfolio, the manager is not obligated to recommend, buy or sell, or to refrain from recommending, buying or selling any security that the manager and access persons, as defined by applicable federal securities laws, may buy or sell for its or their own account or for the accounts of any other fund. The manager is not obligated to refrain from investing in securities held by the Portfolio or other funds it manages. Of course, any transactions for the accounts of the manager and other access persons will be made in compliance with the Portfolio's code of ethics.

Under the Portfolio's code of ethics, employees of the Franklin Templeton Group who are access persons may engage in personal securities transactions subject to the following general restrictions and procedures: (i) the trade must receive advance clearance from a compliance officer and must be completed by the close of the business day following the day clearance is granted; (ii) copies of all brokerage confirmations and statements must be sent to a compliance officer;
(iii) all brokerage accounts must be disclosed on an annual basis; and (iv) access persons involved in preparing and making investment decisions must, in addition to (i), (ii) and (iii) above, file annual reports of their securities holdings each January and inform the compliance officer (or other designated personnel) if they own a security that is being considered for a fund or other client transaction or if they are recommending a security in which they have an ownership interest for purchase or sale by a fund or other client.

MANAGEMENT  FEES Each  Portfolio pays the manager a fee equal to a daily rate of
0.15 of 1% of the value of net assets.

The fee is computed at the close of business on the last business day of each month according to the terms of the management agreement.

For the last three fiscal years ended June 30, the Portfolios paid the following management fees:

                                        MANAGEMENT FEES PAID ($) 1
-----------------------------------------------------------------------
                                     1999          1998         1997
-----------------------------------------------------------------------
Money Portfolio                   3,900,807     2,830,858    2,429,509
U.S. Securities Portfolio           430,179       367,433      364,509

1. For the fiscal years ended June 30, 1999, 1998 and 1997, management fees, before any advance waiver, totaled $3,996,761, $2,963,304 and $2,547,891 for the Money Portfolio and $437,891, $394,321 and $404,358 for the U.S. Securities Portfolio. Under an agreement by the manager to waive its fees, the Portfolios paid the management fees shown.

ADMINISTRATOR AND SERVICES PROVIDED Franklin Advisers, Inc. (Advisers) has an agreement with the funds to provide various administrative, statistical and other services to the funds.

ADMINISTRATION  FEES Each fund pays  Advisers  a fee equal to an annual  rate of
0.20 of 1% of the value of the fund's average daily net assets.

During the last three fiscal years ended June 30, 1999, the funds paid Advisers the following administration fees:

                                 ADMINISTRATION FEES PAID ($) 1
 -----------------------------------------------------------------
                                  1999        1998         1997
 -----------------------------------------------------------------
 Money Fund                     379,721      39,173      70,428
 U.S. Securities Fund           147,435           0       1,694

1. For the fiscal years ended June 30, 1999, 1998 and 1997, administration fees, before any advance waiver, totaled $444,184, $104,796 and $150,356 for the Money Fund and $203,308, $66,469 and $70,196 for the U.S. Securities Fund. Under an agreement by the administrator to waive its fees, the funds paid the administration fees shown.

SHAREHOLDER SERVICING AND TRANSFER AGENT Franklin/Templeton Investor Services, Inc. (Investor Services) is the funds' shareholder servicing agent and acts as the funds' transfer agent and dividend-paying agent. Investor Services is located at 777 Mariners Island Blvd., San Mateo, CA 94404. Please send all
correspondence  to  Investor  Services  to  P.O.  Box  997151,   Sacramento,  CA
95899-9983.

For its services, Investor Services receives a fixed fee per account. The funds also will reimburse Investor Services for certain out-of-pocket expenses, which may include payments by Investor Services to entities, including affiliated entities, that provide sub-shareholder services, recordkeeping and/or transfer agency services to beneficial owners of the fund. The amount of reimbursements for these services per benefit plan participant fund account per year will not exceed the per account fee payable by the funds to Investor Services in connection with maintaining shareholder accounts.

CUSTODIAN Investor Services, as the transfer agent for the Portfolio, effectively acts as the funds' custodian and holds the funds' shares of the Portfolio on its books. Bank of New York, Mutual Funds Division, 90 Washington Street, New York, NY 10286, acts as custodian of the funds' cash, pending investment in Portfolio shares. Bank of New York also acts as custodian of the securities and other assets of the Portfolio.

AUDITOR PricewaterhouseCoopers LLP, 333 Market Street, San Francisco, CA 94105, is the funds' independent auditor. The auditor gives an opinion on the financial statements included in the trust's Annual Report to Shareholders and reviews the trust's registration statement filed with the U.S. Securities and Exchange Commission (SEC).

PORTFOLIO TRANSACTIONS
--------------------------------------------------------------------------------

The funds will not incur any brokerage or other costs in connection with buying or selling shares of the Portfolio.

Since most purchases by the Portfolio are principal transactions at net prices, the Portfolio incurs little or no brokerage costs. The Portfolio deals directly with the selling or buying principal or market maker without incurring charges for the services of a broker on its behalf, unless it is determined that a better price or execution may be obtained by using the services of a broker. Purchases of portfolio securities from underwriters will include a commission or concession paid by the issuer to the underwriter, and purchases from dealers will include a spread between the bid and ask prices. The Portfolio seeks to obtain prompt execution of orders at the most favorable net price. Transactions may be directed to dealers in return for research and statistical information, as well as for special services provided by the dealers in the execution of orders.

It is not possible to place a dollar value on the special executions or on the research services the manager receives from dealers effecting transactions in portfolio securities. The allocation of transactions in order to obtain additional research services allows the manager to supplement its own research and analysis activities and to receive the views and information of individuals and research staffs of other securities firms. As long as it is lawful and appropriate to do so, the manager and its affiliates may use this research and data in their investment advisory capacities with other clients. If the Portfolio's officers are satisfied that the best execution is obtained, the sale of fund shares, as well as shares of other funds in the Franklin Templeton Group of Funds, also may be considered a factor in the selection of broker-dealers to execute the Portfolio's portfolio transactions.

If purchases or sales of securities of the Portfolio and one or more other investment companies or clients supervised by the manager are considered at or about the same time, transactions in these securities will be allocated among the several investment companies and clients in a manner deemed equitable to all by the manager, taking into account the respective sizes of the funds and the amount of securities to be purchased or sold. In some cases this procedure could have a detrimental effect on the price or volume of the security so far as the Portfolio is concerned. In other cases it is possible that the ability to participate in volume transactions may improve execution and reduce transaction costs to the Portfolio.

During the fiscal years ended June 30, 1999, 1998 and 1997, the Portfolio did not pay any brokerage commissions.

[As of June 30, 1999, neither the funds nor the Portfolio owned securities of their regular broker-dealers.]

DISTRIBUTIONS AND TAXES
--------------------------------------------------------------------------------

The fund does not pay "interest" or guarantee any fixed rate of return on an investment in its shares.

DISTRIBUTIONS OF NET INVESTMENT INCOME The funds declare dividends for each day that its net asset value is calculated. These dividends will equal all of the funds' daily net income payable to shareholders of record as of the close of business the preceding day.

The funds receive income generally in the form of dividends derived on its investment in the Portfolio. This income, less expenses incurred in the operation of the funds, constitutes its net investment income from which dividends may be paid to you. Any distributions by the funds from such income will be taxable to you as ordinary income, whether you take them in cash or in additional shares.

The Portfolio's daily net income includes accrued interest and any original issue or acquisition discount, plus or minus any gain or loss on the sale of portfolio securities and changes in unrealized appreciation or depreciation in portfolio securities (to the extent required to maintain a constant net asset value per share), less the estimated expenses of the Portfolio.

DISTRIBUTIONS OF CAPITAL GAINS The funds may derive capital gains and losses in connection with its investment in shares of the Portfolio. These capital gains are distributed to you as capital gain distributions. Distributions from net short-term capital gains will be taxable to you as ordinary income. Because the funds are money market funds, they do not anticipate realizing any long-term capital gains.

MAINTENANCE OF $1.00 NET ASSET VALUE Gains and losses derived by the funds on its investment in shares of the Portfolio and unrealized appreciation or depreciation in the value of these securities may require the funds to adjust distributions in order to maintain a $1.00 net asset value. These procedures may result in under- or over-distributions of net investment income.

EFFECT OF FOREIGN INVESTMENTS ON DISTRIBUTIONS Most foreign exchange gains realized on the sale of debt securities are treated as ordinary income by the Portfolio. Similarly, foreign exchange losses realized by the Portfolio on the sale of debt securities are generally treated as ordinary losses by the Portfolio. These gains when distributed will be taxable to the funds as ordinary dividends, and any losses will reduce the Portfolio's ordinary income otherwise available for distribution to the funds. This treatment could increase or reduce the Portfolio's ordinary income distributions to the funds and, in turn, to you.

INFORMATION ON THE TAX CHARACTER OF DISTRIBUTIONS The funds will inform you of the amount of your distributions at the time they are paid, and will advise you of their tax status for federal income tax purposes shortly after the close of each calendar year.

ELECTION TO BE TAXED AS A REGULATED INVESTMENT COMPANY The funds have elected to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code, has qualified as such for its most recent fiscal year, and intends to so qualify during the current fiscal year. As a regulated investment company, the funds generally pay no federal income tax on the income and gains it distributes. The board reserves the right not to maintain the qualification of the funds as regulated investment companies if it determines such course of action to be beneficial to shareholders. In such case, the funds will be subject to federal, and possibly state, corporate taxes on their taxable income and gains, and distributions will be taxed as ordinary dividend income to the extent of the funds' earnings and profits.

EXCISE TAX DISTRIBUTION REQUIREMENTS To avoid federal excise taxes, the Internal Revenue Code requires the funds to distribute to you by December 31 of each year, at a minimum, the following amounts: 98% of its taxable ordinary income earned during the calendar year; 98% of its capital gain net income earned during the twelve month period ending October 31; and 100% of any undistributed amounts from the prior year. The funds intend to declare and pay these amounts in December (or in January of the following year that are treated by you as received in December of the prior year) to avoid these excise taxes, but can give no assurances that its distributions will be sufficient to eliminate all taxes.

REDEMPTION OF FUND SHARES Redemptions and exchanges of fund shares are taxable transactions for federal and state income tax purposes. However, because the funds seek to maintain a constant $1.00 per share net asset value, you should not expect to realize a capital gain or loss upon redemption or exchange of your fund shares.

U.S. GOVERNMENT OBLIGATIONS Many states grant tax-free status to dividends paid to you from interest earned on direct obligations of the U.S. government, subject in some states to minimum investment requirements that must be met by the funds. Investments in Government National Mortgage Association or Federal National Mortgage Association securities, bankers' acceptances, commercial paper and repurchase agreements collateralized by U.S. government securities do not generally qualify for tax-free treatment. The rules on exclusion of this income are different for corporations. It is anticipated, however, that no portion of the funds' distributions to you will qualify for exemption from state and local personal income tax as dividends paid from interest earned on direct obligations of the U.S. Government. Even if the portfolio invests in direct obligations of the U.S. Government, the funds do so only indirectly by investing in the portfolio's shares.

DIVIDENDS-RECEIVED DEDUCTION FOR CORPORATIONS Because the funds' income is indirectly attributable to interest, no portion of its distributions generally will be eligible for the corporate dividends-received deduction. None of the dividends paid by the funds for the most recent fiscal year qualified for such deduction, and it is anticipated that none of the current year's dividends will so qualify.

INVESTMENT IN COMPLEX SECURITIES The Portfolio may invest in complex securities. These investments may be subject to numerous special and complex tax rules. These rules could affect whether gains and losses recognized by the Portfolio are treated as ordinary income or capital gain, accelerate the recognition of income to the Portfolio and/or defer the Portfolio's ability to recognize losses, and, in limited cases, subject the Portfolio to U.S. federal income tax on income from certain of its foreign securities. In turn, these rules may affect the amount, timing or character of the income distributed by the funds to you.

ORGANIZATION, VOTING RIGHTS AND PRINCIPAL HOLDERS
--------------------------------------------------------------------------------

The funds are diversified series of the Institutional Fiduciary Trust, an open-end management investment company, commonly called a mutual fund. The trust was organized as a Massachusetts business trust on January 15, 1985, and is registered with the SEC.

As a shareholder of a Massachusetts business trust, you could, under certain circumstances, be held personally liable as a partner for its obligations. The Agreement and Declaration of Trust, however, contains an express disclaimer of shareholder liability for acts or obligations of the fund. The Declaration of Trust also provides for indemnification and reimbursement of expenses out of the funds' assets if you are held personally liable for obligations of the funds. The Declaration of Trust provides that the funds shall, upon request, assume the defense of any claim made against you for any act or obligation of the fund and satisfy any judgment thereon. All such rights are limited to the assets of the funds. The Declaration of Trust further provides that the funds may maintain appropriate insurance (for example, fidelity bonding and errors and omissions insurance) for the protection of the funds, its shareholders, trustees, officers, employees and agents to cover possible tort and other liabilities.
Furthermore,   the  activities  of  the  funds  as  an  investment  company,  as distinguished from an operating company, would not likely give rise to liabilities in excess of the funds' total assets. Thus, the risk that you would incur financial loss on account of shareholder liability is limited to the unlikely circumstance in which both inadequate insurance exists and the funds themselves are unable to meet their obligations.

Certain Franklin Templeton Funds offer multiple classes of shares. The different classes have proportionate interests in the same portfolio of investment securities. They differ, however, primarily in their sales charge structures and Rule 12b-1 plans. Please note that for selling or exchanging your shares, or for other purposes, the fund's shares are considered Class A shares. Before January 1, 1999, the fund's shares were considered Class I shares.

The trust has noncumulative voting rights. For board member elections, this gives holders of more than 50% of the shares voting the ability to elect all of the members of the board. If this happens, holders of the remaining shares voting will not be able to elect anyone to the board.

The trust does not intend to hold annual shareholder meetings. The trust or a series of the trust may hold special meetings, however, for matters requiring shareholder approval. A meeting may be called by the board to consider the removal of a board member if requested in writing by shareholders holding at least 10% of the outstanding shares. In certain circumstances, we are required to help you communicate with other shareholders about the removal of a board member. A special meeting also may be called by the board in its discretion.

As of August 11, 1999, the principal shareholders of the fund, beneficial or of record, were:

NAME AND ADDRESS                          PERCENTAGE (%)
------------------------------------------------------------

MONEY PORTFOLIO

Franklin Resources Inc.                      11.95
Corporate Accounting
555 Airport Blvd. 4th Floor
Burlingame, CA 94010

Franklin Templeton Distributors Inc.         20.69
Corporate Accounting
555 Airport Blvd. 4th Floor
Burlingame, CA 94010

Templeton International Inc.                  5.45
Corporate Accounting
555 Airport Blvd. 4th Floor
Burlingame, CA 94010

Franklin California Growth Fund              15.35
c/o Fund Accounting Department
3310 Quality Drive
Rancho Cordova, CA 95670

U.S. SECURITIES PORTFOLIO

PNC Bank National Association                10.44
Two PNC Plaza
620 Liberty Avenue
Pittsburgh, PA 15222-2705

PNC Bank National Association                 5.29
Two PNC Plaza
620 Liberty Plaza
Pittsburgh, PA 15222-2705

Franklin Resources Inc.                      17.49
Corporate Accounting
555 Airport Blvd. 4th Floor
Burlingame, CA 94010

City of Anaheim                              13.53
C/o Road A 1992 Loan Fund
201 South Anaheim Blvd. 901
City Hall West
Anaheim, CA 92805

Note: Charles B. Johnson and Rupert H. Johnson, Jr., who are officers and/or trustees of the trust, may be considered beneficial holders of the fund shares held by Franklin Resources, Inc. (Resources). As principal shareholders of Resources, they may be able to control the voting of Resources' shares of the funds.

From time to time, the number of fund shares held in the "street name" accounts of various securities dealers for the benefit of their clients or in centralized securities depositories may exceed 5% of the total shares outstanding.

As of August 11, 1999, the officers and board members, as a group, owned of record and beneficially less than 1% of the outstanding shares of the funds. The board members may own shares in other funds in the Franklin Templeton Group of Funds.

BUYING AND SELLING SHARES
--------------------------------------------------------------------------------

The funds continuously offer their shares through securities dealers who have an agreement with Franklin Templeton Distributors, Inc. (Distributors). A securities dealer includes any financial institution that, either directly or through affiliates, has an agreement with Distributors to handle customer orders and accounts with the funds. This reference is for convenience only and does not indicate a legal conclusion of capacity. Banks and financial institutions that sell shares of the fund may be required by state law to register as securities dealers.

For investors outside the U.S., the offering of fund shares may be limited in many jurisdictions. An investor who wishes to buy shares of the funds should determine, or have a broker-dealer determine, the applicable laws and regulations of the relevant jurisdiction. Investors are responsible for compliance with tax, currency exchange or other regulations applicable to redemption and purchase transactions in any jurisdiction to which they may be subject. Investors should consult appropriate tax and legal advisors to obtain information on the rules applicable to these transactions.

All checks, drafts, wires and other payment mediums used to buy or sell shares of the funds must be denominated in U.S. dollars, drawn on a U.S. bank, and are accepted subject to collection at full face value. Checks drawn in U.S. funds on foreign banks will not be credited to your account and dividends will not begin to accrue until the proceeds are collected, which may take a long period of time. We may, in our sole discretion, either (a) reject any order to buy or sell shares denominated in any other currency or (b) honor the transaction or make adjustments to your account for the transaction as of a date and with a foreign currency exchange factor determined by the drawee bank. We may deduct any applicable banking charges imposed by the bank from your account.

The offering of the fund shares may be suspended at any time and resumed at any time thereafter.

DEALER COMPENSATION Distributors and/or its affiliates may provide financial support to securities dealers that sell shares of the Franklin Templeton Group of Funds. This support is based primarily on the amount of sales of fund shares and/or total assets with the Franklin Templeton Group of Funds. The amount of support may be affected by: total sales; net sales; levels of redemptions; the proportion of a securities dealer's sales and marketing efforts in the Franklin Templeton Group of Funds; a securities dealer's support of, and participation in, Distributors' marketing programs; a securities dealer's compensation programs for its registered representatives; and the extent of a securities dealer's marketing programs relating to the Franklin Templeton Group of Funds. Financial support to securities dealers may be made by payments from Distributors' resources, from Distributors' retention of underwriting concessions and, in the case of funds that have Rule 12b-1 plans, from payments to Distributors under such plans. In addition, certain securities dealers may receive brokerage commissions generated by fund portfolio transactions in accordance with the rules of the National Association of Securities Dealers, Inc.

Distributors routinely sponsors due diligence meetings for registered representatives during which they receive updates on various Franklin Templeton Funds and are afforded the opportunity to speak with portfolio managers. Invitation to these meetings is not conditioned on selling a specific number of shares. Those who have shown an interest in the Franklin Templeton Funds, however, are more likely to be considered. To the extent permitted by their firm's policies and procedures, registered representatives' expenses in attending these meetings may be covered by Distributors.

CDSC WAIVERS.  The CDSC for each class generally will be waived for:

o    Account fees

o Redemptions by the fund when an account falls below the minimum required account size

o    Redemptions following the death of the shareholder or beneficial owner

o Redemptions through a systematic withdrawal plan, up to 1% monthly, 3% quarterly, 6% semiannually or 12% annually of your account's net asset value depending on the frequency of your plan

o Redemptions by Franklin Templeton Trust Company employee benefit plans or employee benefit plans serviced by ValuSelect(R) (not applicable to Class
     B)

o Distributions from individual retirement accounts (IRAs) due to death or disability or upon periodic distributions based on life expectancy (for Class B, this applies to all retirement plan accounts, not only IRAs)

o    Returns  of  excess  contributions  (and  earnings,   if  applicable)  from
     retirement plan accounts

o    Participant   initiated   distributions  from  employee  benefit  plans  or
     participant initiated exchanges among investment choices in employee benefit plans (not applicable to Class B)

EXCHANGE PRIVILEGE If a substantial number of shareholders should, within a short period, sell their fund shares under the exchange privilege, the fund might have to sell portfolio securities it might otherwise hold and incur the additional costs related to such transactions.

The proceeds from the sale of shares of an investment company are generally not available until the seventh day following the sale. The funds you are seeking to exchange into may delay issuing shares pursuant to an exchange until that seventh day. The sale of fund shares to complete an exchange will be effected at net asset value at the close of business on the day the request for exchange is received in proper form.

SYSTEMATIC WITHDRAWAL PLAN Our systematic withdrawal plan allows you to sell your shares and receive regular payments from your account on a monthly, quarterly, semiannual or annual basis. The value of your account must be at least $5,000 and the minimum payment amount for each withdrawal must be at least $50. For retirement plans subject to mandatory distribution requirements, the $50 minimum will not apply. There are no service charges for establishing or maintaining a systematic withdrawal plan.

Payments under the plan will be made from the redemption of an equivalent amount of shares in your account, generally on the 25th day of the month in which a payment is scheduled. If the 25th falls on a weekend or holiday, we will process the redemption on the next business day. When you sell your shares under a systematic withdrawal plan, it is a taxable transaction.

Redeeming shares through a systematic withdrawal plan may reduce or exhaust the shares in your account if payments exceed distributions received from the fund. If a withdrawal amount exceeds the value of your account, your account will be closed and the remaining balance in your account will be sent to you. Because the amount withdrawn under the plan may be more than your actual yield or income, part of the payment may be a return of your investment.

You may discontinue a systematic withdrawal plan, change the amount and schedule of withdrawal payments, or suspend one payment by notifying us by mail or by phone at least seven business days before the end of the month preceding a scheduled payment. The fund may discontinue a systematic withdrawal plan by notifying you in writing and will automatically discontinue a systematic withdrawal plan if all shares in your account are withdrawn or if the fund receives notification of the shareholder's death or incapacity.

REDEMPTIONS IN KIND The fund has committed itself to pay in cash (by check) all requests for redemption by any shareholder of record, limited in amount, however, during any 90-day period to the lesser of $250,000 or 1% of the value of the fund's net assets at the beginning of the 90-day period. This commitment is irrevocable without the prior approval of the U.S. Securities and Exchange Commission (SEC). In the case of redemption requests in excess of these amounts, the board reserves the right to make payments in whole or in part in securities or other assets of the fund, in case of an emergency, or if the payment of such a redemption in cash would be detrimental to the existing shareholders of the fund. In these circumstances, the securities distributed would be valued at the price used to compute the fund's net assets and you may incur brokerage fees in converting the securities to cash. Redemptions in kind are taxable transactions.

SHARE CERTIFICATES We will credit your shares to your fund account. We do not issue share certificates unless you specifically request them. This eliminates the costly problem of replacing lost, stolen or destroyed certificates. If a certificate is lost, stolen or destroyed, you may have to pay an insurance premium of up to 2% of the value of the certificate to replace it.

All purchases of fund shares will be credited to you, in full and fractional fund shares (rounded to the nearest 1/100 of a share), in an account maintained for you by the fund's transfer agent. No share certificates will be issued for fractional shares at any time. No certificates will be issued to you if you have elected to redeem shares by check or by preauthorized bank or brokerage firm account methods.

Any outstanding share certificates must be returned to the fund if you want to sell or exchange those shares or if you would like to start a systematic withdrawal plan. The certificates should be properly endorsed. You can do this either by signing the back of the certificate or by completing a share assignment form. For your protection, you may prefer to complete a share assignment form and to send the certificate and assignment form in separate envelopes.

GENERAL INFORMATION If dividend checks are returned to the fund marked "unable to forward" by the postal service, we will consider this a request by you to change your dividend option to reinvest all distributions. The proceeds will be reinvested in additional shares at net asset value until we receive new instructions.

Distribution or redemption checks sent to you do not earn interest or any other income during the time the checks remain uncashed. Neither the fund nor its affiliates will be liable for any loss caused by your failure to cash such checks. The fund is not responsible for tracking down uncashed checks, unless a check is returned as undeliverable.

In most cases, if mail is returned as undeliverable we are required to take certain steps to try to find you free of charge. If these attempts are unsuccessful, however, we may deduct the costs of any additional efforts to find you from your account. These costs may include a percentage of the account when a search company charges a percentage fee in exchange for its location services.

The wiring of redemption proceeds is a special service that we make available whenever possible. By offering this service to you, the fund is not bound to meet any redemption request in less than the seven day period prescribed by law. Neither the fund nor its agents shall be liable to you or any other person if, for any reason, a redemption request by wire is not processed as described in the prospectus.

Franklin Templeton Investor Services, Inc. (Investor Services) may pay certain financial institutions that maintain omnibus accounts with the fund on behalf of numerous beneficial owners for recordkeeping operations performed with respect to such owners. For each beneficial owner in the omnibus account, the fund may reimburse Investor Services an amount not to exceed the per account fee that the fund normally pays Investor Services. These financial institutions also may charge a fee for their services directly to their clients.

Investor Services may charge you separate fees, negotiated directly with you, for providing special services in connection with your account, such as processing a large number of checks each month. Fees for special services will not increase the fund's expenses.

Special procedures have been designed for banks and other institutions wishing to open multiple accounts. An institution may open a single master account by filing one application form with the fund, signed by personnel authorized to act for the institution. Individual sub-accounts may be opened at the time the master account is filed by listing them, or instructions may be provided to the fund at a later date. These sub-accounts may be established by the institution with registration either by name or number. The investment minimums applicable to the fund are applicable to each sub-account. The fund will provide each institution with a written confirmation for each transaction in a sub-account and arrangements may be made at no additional charge for the transmittal of duplicate confirmations to the beneficial owner of the sub-account.

The fund will provide to each institution, on a quarterly basis or more frequently if requested, a statement setting forth each sub-account's share balance, income earned for the period, income earned for the year to date, and total current market value.

If you buy or sell shares through your securities dealer, we use the net asset value next calculated after your securities dealer receives your request, which is promptly transmitted to the fund.

For institutional accounts, there may be additional methods of buying or selling fund shares than those described in this SAI or in the prospectus.

In the event of disputes involving multiple claims of ownership or authority to control your account, the fund has the right (but has no obligation) to: (a) freeze the account and require the written agreement of all persons deemed by the fund to have a potential property interest in the account, before executing instructions regarding the account; (b) interplead disputed funds or accounts with a court of competent jurisdiction; or (c) surrender ownership of all or a portion of the account to the IRS in response to a notice of levy.

PRICING SHARES
--------------------------------------------------------------------------------

When you buy shares, you pay the net asset value (NAV) per share. When you sell shares, you receive the NAV minus any applicable contingent deferred sales charge (CDSC).

The value of a mutual fund is determined by deducting the fund's liabilities from the total assets of the portfolio. The net asset value per share is determined by dividing the net asset value of the fund by the number of shares outstanding.

The fund calculates the NAV per share each business day at 3:00 p.m. pacific time. The fund does not calculate the NAV on days the New York Stock Exchange
(NYSE) is closed for trading, which include New Year's Day, Martin Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

The valuation of the Portfolio's portfolio securities, including any securities held in a separate account maintained for when-issued securities, is based on the amortized cost of the securities, which does not take into account unrealized capital gains or losses. This method involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in calculation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Portfolio would receive if it sold the instrument. During periods of declining interest rates, the daily yield on shares of the Portfolio computed as described above may tend to be higher than a like computation made by a fund with identical investments but using a method of valuation based upon market prices and estimates of market prices for all of its portfolio instruments. Thus, if the use of amortized cost by the Portfolio resulted in a lower aggregate portfolio value on a particular day, a prospective investor in the Portfolio would be able to obtain a somewhat higher yield than would result from an investment in a fund using only market values, and existing investors in the Portfolio would receive less investment income. The opposite would be true in a period of rising interest rates.

The Portfolio's use of amortized cost, which helps the Portfolio maintain a $1 share price, is permitted by a rule adopted by the U.S. Securities and Exchange Commission (SEC). Under this rule, the Portfolio must adhere to certain conditions. The Portfolio must maintain a dollar-weighted average portfolio maturity of 90 days or less and only buy instruments with remaining maturities of 397 days or less. The Portfolio also must invest only in those U.S. dollar-denominated securities that the manager, in accordance with procedures adopted by the board, determines present minimal credit risks and that are rated in one of the top two ratings by U.S. nationally recognized rating services (or comparable unrated securities), or are instruments issued by an issuer that, with respect to an outstanding issue of short-term debt that is comparable in priority and protection, has received a rating within the two highest ratings. Securities subject to floating or variable interest rates with demand features that comply with applicable SEC rules may have stated maturities in excess of 397 days.

The board has established procedures designed to stabilize, to the extent reasonably possible, the Portfolio's price per share at $1, as computed for the purpose of sales and redemptions. These procedures include a review of the Portfolio's holdings by the board, at such intervals as it may deem appropriate, to determine if the Portfolio's net asset value calculated by using available market quotations deviates from $1 per share based on amortized cost. The extent of any deviation will be examined by the board. If a deviation exceeds 1/2 of 1%, the board will promptly consider what action, if any, will be initiated. If the board determines that a deviation exists that may result in material dilution or other unfair results to investors or existing shareholders, it will take corrective action that it regards as necessary and appropriate, which may include selling portfolio instruments before maturity to realize capital gains or losses or to shorten average portfolio maturity, withholding dividends, redeeming shares in kind, or establishing a net asset value per share by using available market quotations.

THE UNDERWRITER
--------------------------------------------------------------------------------

Franklin Templeton Distributors, Inc. (Distributors) acts as the principal underwriter in the continuous public offering of the fund's shares. Distributors is located at 777 Mariners Island Blvd., San Mateo, CA 94404.

Distributors pays the expenses of the distribution of fund shares, including advertising expenses and the costs of printing sales material and prospectuses used to offer shares to the public. The fund pays the expenses of preparing and printing amendments to its registration statements and prospectuses (other than those necessitated by the activities of Distributors) and of sending prospectuses to existing shareholders.

Distributors may be entitled to reimbursement under the Rule 12b-1 plans for the funds, as discussed below. Distributors received no compensation from the funds for acting as underwriter.

DISTRIBUTION AND SERVICE (12B-1) FEES Each fund has a distribution or "Rule 12b-1" plan. Under each plan, the fund shall pay or may reimburse Distributors or others for the expenses of activities that are primarily intended to sell shares of the fund. These expenses may include, among others, distribution or service fees paid to securities dealers or others who have executed a servicing agreement with the fund, Distributors or its affiliates; a prorated portion of Distributors' overhead expenses; and the expenses of printing prospectuses and reports used for sales purposes, and preparing and distributing sales literature and advertisements.

Payments by each fund under the plan may not exceed 0.15% per year of average daily net assets, payable quarterly. All distribution expenses over this amount will be borne by those who have incurred them.

In addition to the payments that Distributors or others are entitled to under each plan, each plan also provides that to the extent the fund, the manager or Distributors or other parties on behalf of the fund, the manager or Distributors make payments that are deemed to be for the financing of any activity primarily intended to result in the sale of fund shares within the context of Rule 12b-1 under the Investment Company Act of 1940, as amended, then such payments shall be deemed to have been made pursuant to the plan. The terms and provisions of each plan relating to required reports, term, and approval are consistent with Rule 12b-1.

In no event shall the aggregate asset-based sales charges, which include payments made under each plan, plus any other payments deemed to be made pursuant to a plan, exceed the amount permitted to be paid under the rules of the National Association of Securities Dealers, Inc.

To the extent fees are for distribution or marketing functions, as distinguished from administrative servicing or agency transactions, certain banks will not be entitled to participate in the plans as a result of applicable federal law prohibiting certain banks from engaging in the distribution of mutual fund shares. These banking institutions, however, are permitted to receive fees under the plans for administrative servicing or for agency transactions. If you are a customer of a bank that is prohibited from providing these services, you would be permitted to remain a shareholder of the fund, and alternate means for continuing the servicing would be sought. In this event, changes in the services provided might occur and you might no longer be able to avail yourself of any automatic investment or other services then being provided by the bank. It is not expected that you would suffer any adverse financial consequences as a result of any of these changes.

Each plan has been approved in accordance with the provisions of Rule 12b-1. The plans are renewable annually by a vote of the board, including a majority vote of the board members who are not interested persons of the fund and who have no direct or indirect financial interest in the operation of the plans, cast in person at a meeting called for that purpose. It is also required that the selection and nomination of such board members be done by the noninterested members of the fund's board. The plans and any related agreement may be terminated at any time, without penalty, by vote of a majority of the noninterested board members on not more than 60 days' written notice, by Distributors on not more than 60 days' written notice, by any act that constitutes an assignment of the administration agreement between the trust and the administrator or the management agreement between The Money Market Portfolios and the manager or by vote of a majority of the outstanding shares of the Portfolio. Distributors or any dealer or other firm also may terminate their respective distribution or service agreement at any time upon written notice.

The plans and any related agreements may not be amended to increase materially the amount to be spent for distribution expenses without approval by a majority of the outstanding shares, and all material amendments to the plans or any related agreements shall be approved by a vote of the noninterested board members, cast in person at a meeting called for the purpose of voting on any such amendment.

Distributors is required to report in writing to the board at least quarterly on the amounts and purpose of any payment made under the plans and any related agreements, as well as to furnish the board with such other information as may reasonably be requested in order to enable the board to make an informed determination of whether the plans should be continued.

For the fiscal year ended June 30, 1999, the funds did not incur any expenses pursuant to the plans.

PERFORMANCE
--------------------------------------------------------------------------------

Performance quotations are subject to SEC rules. These rules require the use of standardized performance quotations or, alternatively, that every non-standardized performance quotation furnished by the fund be accompanied by certain standardized performance information computed as required by the SEC. Average annual total return, current yield and effective yield quotations used by the fund are based on the standardized methods of computing performance mandated by the SEC. An explanation of these and other methods used by the fund to compute or express performance follows. Regardless of the method used, past performance does not guarantee future results, and is an indication of the return to shareholders only for the limited historical period used.

AVERAGE ANNUAL TOTAL RETURN Average annual total return is determined by finding the average annual rates of return over the periods indicated below that would equate an initial hypothetical $1,000 investment to its ending redeemable value. The calculation assumes income dividends are reinvested at net asset value. The quotation assumes the account was completely redeemed at the end of each period and the deduction of all applicable charges and fees.

The average annual total returns for the indicated periods ended June 30, 1999, were:


                             1 YEAR (%)    5 YEARS (%)    10 YEARS (%)
----------------------------------------------------------------------------

Money Fund                    5.02          5.41            5.43
U.S. Securities Fund          5.57          5.20            5.31

The following SEC formula was used to calculate these figures:

                                       n
                                 P(1+T)  = ERV

where:

P     =     a hypothetical initial payment of $1,000
T     =     average annual total return
n     =     number of years
ERV   =     ending redeemable value of a hypothetical $1,000 payment made at the beginning of each period at the end of each period

CURRENT YIELD Current yield shows the income per share earned by the funds. It is calculated by determining the net change, excluding capital changes, in the value of a hypothetical pre-existing account with a balance of one share at the beginning of the period, subtracting a hypothetical charge reflecting deductions from shareholder accounts, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return. The result is then annualized by multiplying the base period return by 365/7. The current yield for the seven day period ended June 30, 1999, was 4.61% for the Money Fund and 4.47% for the U.S. Securities Fund.

EFFECTIVE YIELD The funds' effective yield is calculated in the same manner as their current yield, except the annualization of the return for the seven day period reflects the results of compounding. The effective yield for the seven day period ended June 30, 1999, was 4.72% for the Money Fund and 4.57% for the U.S. Securities Fund.

The following SEC formula was used to calculate this figure:

                                           365/7
Effective yield = [(Base period return + 1)     ] - 1

OTHER PERFORMANCE QUOTATIONS The fund may include in its advertising or sales material information relating to investment goals and performance results of funds belonging to the Franklin Templeton Group of Funds. Franklin Resources, Inc. is the parent company of the advisors and underwriter of the Franklin Templeton Group of Funds.

COMPARISONS To help you better evaluate how an investment in the fund may satisfy your investment goal, advertisements and other materials about the fund may discuss certain measures of fund performance as reported by various financial publications. Materials also may compare performance (as calculated above) to performance as reported by other investments, indices, and averages. These comparisons may include, but are not limited to, the following examples:

o IBC Money Fund Report(R) - industry averages for seven-day annualized and compounded yields of taxable, tax-free, and government money funds.

o Bank Rate Monitor - a weekly publication that reports various bank investments such as CD rates, average savings account rates and average loan rates.

o Lipper - Mutual Fund Performance Analysis, Lipper - Fixed Income Fund Performance Analysis, and Lipper - Mutual Fund Yield Survey - measure total return and average current yield for the mutual fund industry and rank individual mutual fund performance over specified time periods, assuming reinvestment of all distributions, exclusive of any applicable sales charges.

o Salomon Brothers Bond Market Roundup - a weekly publication that reviews yield spread changes in the major sectors of the money, government agency, futures, options, mortgage, corporate, Yankee, Eurodollar, municipal, and preferred stock markets and summarizes changes in banking statistics and reserve aggregates.

o Consumer Price Index (or Cost of Living Index), published by the U.S. Bureau of Labor Statistics - a statistical measure of change, over time, in the price of goods and services in major expenditure groups.

o Stocks, Bonds, Bills, and Inflation published by Ibbotson Associates - a historical measure of yield, price, and total return for common and small company stock, long term government bonds, Treasury bills and inflation.

o Financial publications: The Wall Street Journal, and Business Week, Changing Times, Financial World, Forbes, Fortune, and Money magazines - provide performance statistics over specified time periods.

From time to time, advertisements or information for the fund may include a discussion of certain attributes or benefits to be derived from an investment in the fund. The advertisements or information may include symbols, headlines, or other material that highlights or summarizes the information discussed in more detail in the communication.

Advertisements or information also may compare the funds' performance to the return on certificates of deposit (CDs) or other investments. You should be aware, however, that an investment in the fund involves the risk of fluctuation of principal value, a risk generally not present in an investment in a CD issued by a bank. CDs are frequently insured by an agency of the U.S. government. An investment in the fund is not insured by any federal, state or private entity.

In assessing comparisons of performance, you should keep in mind that the composition of the investments in the reported indices and averages is not identical to the fund's portfolio, the indices and averages are generally unmanaged, and the items included in the calculations of the averages may not be identical to the formula used by the fund to calculate its figures. In addition, there can be no assurance that the fund will continue its performance as compared to these other averages.

MISCELLANEOUS INFORMATION
--------------------------------------------------------------------------------

The fund may help you achieve various investment goals such as accumulating money for retirement, saving for a down payment on a home, college costs and other long-term goals. The Franklin College Costs Planner may help you in determining how much money must be invested on a monthly basis in order to have a projected amount available in the future to fund a child's college education. (Projected college cost estimates are based upon current costs published by the College Board.) The Franklin Retirement Planning Guide leads you through the steps to start a retirement savings program. Of course, an investment in the fund cannot guarantee that these goals will be met.

The fund is a member of the Franklin Templeton Group of Funds, one of the largest mutual fund organizations in the U.S., and may be considered in a program for diversification of assets. Founded in 1947, Franklin is one of the oldest mutual fund organizations and now services more than 4 million shareholder accounts. In 1992, Franklin, a leader in managing fixed-income mutual funds and an innovator in creating domestic equity funds, joined forces with Templeton, a pioneer in international investing. The Mutual Series team, known for its value-driven approach to domestic equity investing, became part of the organization four years later. Together, the Franklin Templeton Group has over $227 billion in assets under management for more than 7 million U.S. based mutual fund shareholder and other accounts. The Franklin Templeton Group of Funds offers 112 U.S. based open-end investment companies to the public. The fund may identify itself by its NASDAQ symbol or CUSIP number.

Currently, there are more mutual funds than there are stocks listed on the New York Stock Exchange. While many of them have similar investment goals, no two are exactly alike. Shares of the fund are generally sold through securities dealers, whose investment representatives are experienced professionals who can offer advice on the type of investments suitable to your unique goals and needs, as well as the risks associated with such investments.

The Information Services & Technology division of Franklin Resources, Inc. (Resources) established a Year 2000 Project Team in 1996. This team has already begun making necessary software changes to help the computer systems that service the fund and its shareholders to be Year 2000 compliant. After completing these modifications, comprehensive tests are conducted in one of Resources' U.S. test labs to verify their effectiveness. Resources continues to seek reasonable assurances from all major hardware, software or data-services suppliers that they will be Year 2000 compliant on a timely basis. Resources is also beginning to develop a contingency plan, including identification of those mission critical systems for which it is practical to develop a contingency plan. However, in an operation as complex and geographically distributed as Resources' business, the alternatives to use of normal systems, especially mission critical systems, or supplies of electricity or long distance voice and data lines are limited.

APPENDICES

CALIFORNIA GOVERNMENT CODE SECTION 53601. SECURITIES AUTHORIZED FOR INVESTMENT; TEXT OF SECTION EFFECTIVE ON JULY 7, 1988, AMENDED IN 1992, 1995 AND 1996.

The legislative body of a local agency having money in a sinking fund of, or surplus money in, its treasury not required for the immediate necessities of the local agency may invest any portion of the money which it deems wise or expedient in those investments set forth below. A local agency purchasing or obtaining any securities prescribed in this section, in a negotiable, bearer, registered, or nonregistered format, shall require delivery of the securities to the local agency, including those purchased for the agency by financial advisors, consultants, or managers using the agency's funds, by book entry, physical delivery or by third party custodial agreement. The transfer of securities to the counterparty bank's customer book entry account may be used for book entry delivery. For purposes of this section "counterparty" means the other party to the transaction. A counterparty bank's trust department or separate safekeeping department may be used for the physical delivery of the security if the security is held in the name of the local agency. Where this section does not specify a limitation on the term or remaining maturity at the time of the investment, no investment shall be made in any security, other than a security underlying a repurchase or reverse repurchase agreement authorized by this section, that at the time of the investment has a term remaining to maturity in excess of five years, unless the legislative body has granted express authority to make that investment either specifically or as a part of an investment program approved by the legislative body no less than three months prior to the investment:

(a) Bonds issued by the local agency, including bonds payable solely out of the revenues from a revenue-producing property owned, controlled, or operated by the local agency or by a department, board, agency, or authority of the local agency.

(b) United States Treasury notes, bonds, bills, or certificates of indebtedness, or those for which the faith and credit of the United States are pledged for the payment of principal and interest.

(c) Registered state warrants or Treasury notes or bonds of this state, including bonds payable solely out of the revenues from a revenue-producing property owned, controlled, or operated by the state or by a department, board, agency, or authority of the state.

(d) Bonds, notes, warrants, or other evidences of indebtedness of any local agency within this state, including bonds payable solely out of the revenues from a revenue-producing property owned, controlled or operated by the local agency, or by a department, board, agency, or authority of the local agency.

(e) Obligations issued by banks for cooperatives, federal land banks, federal intermediate credit banks, federal home loan banks, the Federal Home Loan Bank Board, the Tennessee Valley Authority, or in obligations, participations, or other instruments of, or issued by, or fully guaranteed as to principal and interest by, the Federal National Mortgage Association; or in guaranteed portions of Small Business Administration notes; or in obligations, participations, or other instruments of, or issued by, a federal agency or a United States government-sponsored enterprise.

(f) Bills of exchange or time drafts drawn on and accepted by a commercial bank, otherwise known as banker's acceptances. Purchases of banker's acceptances may not exceed 270 days maturity or 40 percent of the agency's surplus money that may be invested pursuant to this section. However, no more than 30 percent of the agency's surplus funds may be invested in the banker's acceptances of any one commercial bank pursuant to this section.

This subdivision does not preclude a municipal utility district from investing any surplus money in its treasury in any manner authorized by the Municipal Utility District Act, (Division 6 (commencing with Section 11501) of the Public Utilities Code).

(g) Commercial paper of "prime" quality of the highest ranking or of the highest letter and numerical rating as provided for by Moody's Investors Service, Inc., or Standard and Poor's Corporation. Eligible paper is further limited to issuing corporations that are organized and operating within the United States and having total assets in excess of five hundred million dollars ($500,000,000) and having an "A" or higher rating for the issuer's debt, other than commercial paper, if any, as provided for by Moody's Investors Service, Inc. or Standard and Poor's Corporation. Purchases of eligible commercial paper may not exceed 180 days maturity nor represent more than 10 percent of the outstanding paper of an issuing corporation. Purchases of commercial paper may not exceed 15 percent of the agency's surplus money that may be invested pursuant to this section. An additional 15 percent, or a total of 30 percent of the agency's surplus money, may be invested pursuant to this subdivision. The additional 15 percent may be so invested only if the dollar-weighted average maturity of the entire amount does not exceed 31 days. "Dollar-weighted average maturity" means the sum of the amount of each outstanding commercial paper investment multiplied by the number of days to maturity, divided by the total amount of outstanding commercial paper.

(h) Negotiable certificates of deposit issued by a nationally or state-chartered bank or a state or federal association (as defined by Section 5102 of the Financial Code) or by a state-licensed branch of a foreign bank. Purchases of negotiable certificates of deposit may not exceed 30 percent of the agency's surplus money which may be invested pursuant to this section. For purposes of this section, negotiable certificates of deposits do not come within Article 2 (commencing with Section 53630) of Chapter 4 of Part 1 of Division 2 of Title 5, except that the amount so invested shall be subject to the limitations of
Section 53638.

(i) (1) Investments in repurchase agreements or reverse repurchase agreements of any securities authorized by this section as long as the agreements are subject to this subdivision, including, the delivery requirements specified in this section.

(2) Investments in repurchase agreements may be made, on any investment authorized in this section when the term of the agreement does not exceed one year. The market value of securities that underlay a repurchase agreement shall be valued at 102 percent or greater of the funds borrowed against those securities and the value shall be adjusted no less than quarterly.

(3) Reverse repurchase agreements may be utilized only when either of the following conditions are met:

(A) The security was owned or specifically committed to purchase, by the local agency prior to December 31, 1994, and was sold using a reverse repurchase agreement on December 31, 1994.

(B) The security to be sold on reverse repurchase agreement has been owned and fully paid for by the local agency for a minimum of 30 days prior to sale; the total of all reverse repurchase agreements on investments owned by the local agency not purchased or committed to purchase, prior to December 31, 1994, does not exceed 20 percent of the base value of the portfolio; and the agreement does not exceed a term of 92 days, unless the agreement includes a written codicil guaranteeing a minimum earning or spread for the entire period between the sale of a security using a reverse repurchase agreement and the final maturity date of the same security.

(4) After December 31, 1994, a reverse repurchase agreement may not be entered into with securities not sold on a reverse repurchase agreement and purchased, or committed to purchase, prior to that date, as a means of financing or paying for the security sold on a reverse repurchase agreement, but may only be entered into with securities owned and previously paid for a minimum of 30 days prior to the settlement of the reverse repurchase agreement, in order to supplement the yield on securities owned and previously paid for or to provide funds for the immediate payment of a local agency obligation. Funds obtained or funds within the pool of an equivalent amount to that obtained from selling a security to a counterparty by way of a reverse repurchase agreement, on securities originally purchased subsequent to December 31, 1994, shall not be used to purchase another security with a maturity longer than 92 days from the initial settlement date of the reverse repurchase agreement, unless the reverse repurchase agreement includes a written codicil guaranteeing a minimum earning or spread for the entire period between the sale of a security using a reverse repurchase agreement and the final maturity date of the same security. Reverse repurchase agreements specified in subparagraph (B) of paragraph (3) may not be entered into unless the percentage restrictions specified in that subparagraph are met, including the total of any reverse repurchase agreements specified in subparagraph (A) of paragraph (3).

(5) Investments in reverse repurchase agreements or similar investments in which the local agency sells securities prior to purchase, with a simultaneous agreement to repurchase the security, may only be made upon prior approval of the governing body of the local agency and shall only be made with primary dealers of the Federal Reserve Bank of New York.

(6) (A) "Repurchase agreement" means a purchase of securities by the local agency pursuant to an agreement by which the counterparty seller will repurchase the securities on or before a specified date and for a specified amount and the counterparty will deliver the underlying securities to the local agency by book entry, physical delivery, or by third party custodial agreement. The transfer of underlying securities to the counterparty bank's customer book-entry account may be used for book-entry delivery.

(B) "Securities," for purpose of repurchase under this subdivision, means securities of the same issuer, description, issue date, and maturity.

(C) "Reverse repurchase agreement" means a sale of securities by the local agency pursuant to an agreement by which the local agency will repurchase the securities on or before a specified date and includes other comparable agreements.

(D) For purposes of this section, the base value of the local agency's pool portfolio shall be that dollar amount obtained by totaling all cash balances placed in the pool by all pool participants, excluding any amounts obtained through selling securities by way of reverse repurchase agreements or other similar borrowing methods.

(E) For purposes of this section, the spread is the difference between the cost of funds obtained using the reverse repurchase agreement and the earnings obtained on the reinvestment of the funds.

(j) Medium-term notes of a maximum of five years maturity issued by corporations organized and operating within the United States or by depository institutions licensed by the United States or any state and operating within the United States. Notes eligible for investment under this subdivision shall be rated in a rating category of "A" or its equivalent or better by a nationally recognized rating service. Purchases of medium-term notes may not exceed 30 percent of the agency's surplus money which may be invested pursuant to this section.

(k) (1) Shares of beneficial interest issued by diversified management companies that invest in the securities and obligations as authorized by subdivisions (a) to (j), inclusive, or subdivisions (m) or (n) and that comply with the investment restrictions of this article and Article 2 (commencing with Section 53630). However, notwithstanding these restrictions, a counterparty to a reverse repurchase agreement is not required to be a primary dealer of the Federal Reserve Bank of New York if the company's board of directors finds that the counterparty presents a minimal risk of default, and the value of the securities underlying a repurchase agreement may be 100 percent of the sales price if the securities are marked to market daily.

(2) Shares of beneficial interest issued by diversified management companies that are money market funds registered with the Securities and Exchange Commission under the Investment Company Act of 1940 (15 U.S.C. Sec. 80a-1, et seq.).

(3) If investment is in shares issued pursuant to paragraph (1), the company shall have met either of the following criteria:

(A)  Attained the highest  ranking or the highest  letter and  numerical  rating
provided  by  not  less  than  two  nationally  recognized   statistical  rating
organizations.

(B) Retained an investment adviser registered or exempt from registration with the Securities and Exchange Commission with not less than five years' experience investing in the securities and obligations authorized by subdivisions (a) to
(j), inclusive, or subdivisions (m) or (n) and with assets under management in excess of five hundred million dollars ($500,000,000).

(4) If investment is in shares issued pursuant to paragraph (2), the company shall have met either of the following criteria:

(A)  Attained the highest  ranking or the highest  letter and  numerical  rating
provided  by  not  less  than  two  nationally  recognized   statistical  rating
organizations.

(B) Retained an investment adviser registered or exempt from registration with the Securities and Exchange Commission with not less than five years' experience managing money market mutual funds with assets under management in excess of five hundred million dollars ($500,000,000).

(5) The purchase price of shares of beneficial interest purchased pursuant to this subdivision shall not include any commission that the companies may charge and shall not exceed 20 percent of the agency's surplus money that may be invested pursuant to this section. However, no more than 10 percent of the agency's surplus funds may be invested in shares of beneficial interest of any one mutual fund pursuant to paragraph (1).

(l) Notwithstanding anything to the contrary contained in this section, Section 53635 or any other provision of law, money held by a trustee or fiscal agent and pledged to the payment or security of bonds or other indebtedness, or obligations under a lease, installment sale, or other agreement of a local agency, or certificates of participation in those bonds, indebtedness, lease installment sale, or other agreements, may be invested in accordance with the statutory provisions governing the issuance of those bonds, indebtedness, lease installment sale, or other agreement, or to the extent not inconsistent therewith or if there are no specific statutory provisions, in accordance with the ordinance, resolution, indenture, or agreement of the local agency providing for the issuance.

(m) Notes, bonds, or other obligations that are at all times secured by a valid first priority security interest in securities of the types listed by Section 53651 as eligible securities for the purpose of securing local agency deposits having a market value at least equal to that required by Section 53652 for the purpose of securing local agency deposits. The securities serving as collateral shall be placed by delivery or book entry into the custody of a trust company or the trust department of a bank which is not affiliated with the issuer of the secured obligation, and the security interest shall be perfected in accordance with the requirements of the Uniform Commercial Code or federal regulations applicable to the types of securities in which the security interest is granted.

(n) Any mortgage pass-through security, collateralized mortgage obligation, mortgage-backed or other pay-through bond, equipment lease-backed certificate, consumer receivable pass-through certificate, or consumer receivable-backed bond of a maximum of five years maturity. Securities eligible for investment under this subdivision shall be issued by an issuer having an "A" or higher rating for the issuer's debt as provided by a nationally recognized rating service and rated in a rating category of "AA" or its equivalent or better by a nationally recognized rating service. Purchase of securities authorized by this subdivision may not exceed 20 percent of the agency's surplus money that may be invested pursuant to this section.

CALIFORNIA GOVERNMENT CODE SECTION 53635.
FUNDS OF LOCAL AGENCY; DEPOSIT OR INVESTMENT. TEXT OF SECTION
EFFECTIVE JULY 7, 1988, AMENDED IN 1995 AND 1996.

As far as possible, all money belonging to, or in the custody of, a local agency, including money paid to the treasurer or other official to pay the principal, interest or penalties of bonds, shall be deposited for safekeeping in state or national banks, savings associations or federal associations, credit unions, or federally insured industrial loan companies in this state selected by the treasurer or other official having the legal custody of the money; or, unless otherwise directed by the legislative body pursuant to Section 53601, may be invested in the investments set forth below. A local agency purchasing or obtaining any securities described in this section, in a negotiable, bearer, registered, or nonregistered format, shall require delivery of all the securities to the local agency, including those purchased for the agency by financial advisors, consultants, or managers using the agency's funds, by book entry, physical delivery, or by third-party custodial agreement. The transfer of securities to the counterparty bank's customer book entry account may be used for book-entry delivery. For purposes of this section, "counterparty" means the other party to the transaction. A counterparty bank's trust department or separate safekeeping department may be used for the physical delivery of the security if the security is held in the name of the local agency.

(a) Bonds issued by the local agency, including bonds payable solely out of the revenues from a revenue-producing property owned, controlled, or operated by the local agency or by a department, board, agency or authority of the local agency.

(b) United States Treasury notes, bonds, bills, or certificates of indebtedness, or those for which the faith and credit of the United States are pledged for the payment of principal and interest.

(c) Registered state warrants or Treasury notes or bonds of this state, including bonds payable solely out of the revenues from a revenue-producing property owned, controlled, or operated by the state or by a department, board, agency, or authority of the state.

(d) Bonds, notes, warrants, or other evidences of indebtedness of any local agency within this state, including bonds payable solely out of the revenues from a revenue-producing property owned, controlled, or operated by the local agency, or by a department, board, agency, or authority of the local agency.

(e) Obligations issued by banks for cooperatives, federal land banks, federal intermediate credit banks, federal home loan banks, the Federal Home Loan Bank, the Tennessee Valley Authority, or in obligations, participations, or other instruments of, or issued by, or fully guaranteed as to principal and interest by, the Federal National Mortgage Association; or in guaranteed portions of Small Business Administration notes; or in obligations, participations, or other instruments of, or issued by, a federal agency or a United States government-sponsored enterprise.

(f) Bills of exchange or time drafts drawn on and accepted by a commercial bank, otherwise known as banker's acceptances, which are eligible for purchase by the Federal Reserve System. Purchases of banker's acceptances may not exceed 270 days maturity or 40 percent of the agency's surplus funds which may be invested pursuant to this section. No more than 30 percent of the agency's surplus funds, however, may be invested in the banker's acceptances of any one commercial bank pursuant to this section.

This subdivision does not preclude a municipal utility district from investing any surplus money in its treasury in any manner authorized by the Municipal Utility District Act, Division 6 (commencing with Section 11501) of the Public Utilities Code.

(g) Commercial paper of "prime" quality of the highest ranking or of the highest letter and numerical rating as provided for by Moody's Investors Service, Inc. or Standard and Poor's Corporation. Eligible paper is further limited to issuing corporations that are organized and operating within the United States and having total assets in excess of five hundred million dollars ($500,000,000) and having an "A" or higher rating for the issuer's debt, other than commercial paper, if any, as provided for by Moody's Investors Service, Inc. or Standard and Poor's Corporation. Purchases of eligible commercial paper may not exceed 180 days maturity nor represent more than 10 percent of the outstanding paper of an issuing corporation. Purchases of commercial paper may not exceed 15 percent of the agency's surplus money which may be invested pursuant to this section. An additional 15 percent, or a total of 30 percent of the agency's money or money in its custody, may be invested pursuant to this subdivision. The additional 15 percent may be so invested only if the dollar-weighted average maturity of the entire amount does not exceed 31 days. "Dollar-weighted average maturity" means the sum of the amount of each outstanding commercial paper investment multiplied by the number of days to maturity, divided by the total amount of outstanding commercial paper.

(h) Negotiable certificates of deposit issued by a nationally or state-chartered bank or a savings association or federal association or a state or federal credit union or by a state-licensed branch of a foreign bank. Purchases of negotiable certificates of deposit may not exceed 30 percent of the agency's surplus money which may be invested pursuant to this section. For purposes of this section, negotiable certificates of deposit do not come within Article 2 (commencing with Section 53630) of Chapter 4 of Part 1 of Division 2 of Title 5, except that the amount so invested shall be subject to the limitations of
Section 53638. For purposes of this section, the legislative body of a local agency and the treasurer or other official of the local agency having legal custody of the money are prohibited from depositing or investing local agency funds, or funds in the custody of the local agency, in negotiable certificates of deposit issued by a state or federal credit union if a member of the legislative body of the local agency, or an employee of the administrative officer, manager's office, budget office, auditor-controller's office, or treasurer's office of the local agency also serves on the board of directors, or any committee appointed by the board of directors, the credit committee or supervisory committee of the state or federal credit union issuing the negotiable certificates of deposit.

(i) (1) Investments in repurchase agreements or reverse repurchase agreements of any securities authorized by this section, so long as the agreements are subject to this subdivision, including the delivery requirements specified in this section.

(2) Investments in repurchase agreements may be made, on any investment authorized in this section when the term of the agreement does not exceed one year. The market value of securities that underlay a repurchase agreement shall be valued at 102 percent or greater of the funds borrowed against those securities and the value shall be adjusted no less than quarterly.

(3) Reverse repurchase agreements may be utilized only when either of the following conditions are met:

(A) The security was owned or specifically committed to purchase, by the local agency, prior to repurchase agreement on December 31, 1994, and was sold using a reverse repurchase agreement on December 31, 1994.

(B) The security to be sold on reverse repurchase agreement has been owned and fully paid for by the local agency for a minimum of 30 days prior to sale, the total of all reverse repurchase agreements on investments owned by the local agency not purchased or committed to purchase, prior to December 31, 1994, does not exceed 20 percent of the base value of the portfolio, and the agreement does not exceed a term of 92 days, unless the agreement includes a written codicil guaranteeing a minimum earning or spread for the entire period between the sale or a security using a reverse repurchase agreement and the final maturity date of the same security.

(4) After December 31, 1994, a reverse repurchase agreement may not be entered into with securities not sold on a reverse repurchase agreement and purchased, or committed to purchase, prior to that date, as a means of financing or paying for the security sold on a reverse repurchase agreement, but may only be entered into with securities owned and previously paid for, for a minimum of 30 days prior to the settlement of the reverse repurchase agreement, in order or supplement the yield on securities owned and previously paid for or to provide funds for the immediate payment of a local agency obligation. Funds obtained or funds within the pool of an equivalent amount to that obtained from selling a security to a counterparty by way of a reverse repurchase agreement, on securities originally purchased subsequent to December 31, 1994, shall not be used to purchase another security with a maturity longer than 92 days from the initial settlement date of the reverse repurchase agreement, unless the reverse repurchase agreement includes a written codicil guaranteeing a minimum earning or spread for the entire period between the sale of a security using a reverse repurchase agreement and the final maturity date of the same security. Reverse repurchase agreements specified in subparagraph (B) of paragraph (3) may not be entered into unless the percentage restrictions specified in that subparagraph are met, including the total of any reverse repurchase agreements specified in subparagraph (A) of paragraph (3).

(5) Investments in reverse repurchase agreements or similar investments in which the local agency sells securities prior to purchase, with a simultaneous agreement to repurchase the security, may only be made upon prior approval of the governing body of the local agency and shall only be made with primary dealers of the Federal Reserve Bank of New York.

(6) (A) "Repurchase agreement" means a purchase of securities by the local agency pursuant to an agreement by which the counterparty seller will repurchase the securities on or before a specified date and for a specified amount, and the counterparty will deliver the underlying securities to the local agency by book entry, physical delivery, or by third party custodial agreement. The transfer of underlying securities to the counterparty's bank's customer book-entry account may be used for book-entry delivery.

(B) "Securities," for purpose of repurchase under this subdivision, means securities of the same issuer, description, issue date, and maturity.

(C) "Reverse repurchase agreement" means a sale of securities by the local agency, pursuant to an agreement by which the local agency will repurchase the securities on or before a specified date and includes other comparable agreements.

(D) For purposes of this section, the base value of the local agency's pool portfolio shall be that dollar amount obtained by totaling all cash balances placed in the pool by all pool participants, excluding any amounts obtained through selling securities by way of reverse repurchase agreements or other similar borrowing methods.

(E) For purposes of this section, the spread is the difference between the costs of funds obtained using the reverse repurchase agreement and the earnings obtained on the reinvestment of the funds.

(j) Medium-term notes of a maximum of five years maturity issued by corporations organized and operating within the United States or by depository institutions licensed by the United States or any state and operating within the United States. Notes eligible for investment under this subdivision shall be rated in a rating category of "A" or its equivalent or better by a nationally recognized rating service. Purchases of medium-term notes may not exceed 30 percent of the agency's surplus money which may be invested pursuant to this section.

(k) (1) Shares of beneficial interest issued by diversified management companies that invest in the securities and obligations as authorized by sub divisions (a) to (i), inclusive, or subdivisions (l) or (m) and that comply with the investment restrictions of this article and Article 2 (commencing with Section 53600). However, notwithstanding these restrictions, a counterparty to a reverse repurchase agreement is not required to be a primary dealer of the Federal Reserve Bank of New York if the company's board of directors finds that the counterparty presents a minimal risk of default, and the value of the securities underlying a repurchase agreement may be 100 percent of the sales price if the securities are marked to market daily.

(2) Shares of beneficial interest issued by diversified management companies that are money market funds registered with the Securities and Exchange Commission under the Investment Company Act of 1940 (15 U.S.C. Sec. 80a-1, et seq.).

(3) If investment is in shares issued pursuant to paragraph (1), the company shall have met either of the following criteria:

(A)  Attained the highest  ranking or the highest  letter and  numerical  rating
provided  by  not  less  than  two  nationally  recognized   statistical  rating
organizations.

(B) Retained an investment adviser registered or exempt from registration with the Securities and Exchange Commission with not less than five years' experience investing in the securities and obligations authorized by subdivisions (a) to
(j), inclusive, or subdivisions (l) or (m) and with assets under management in excess of five hundred million dollars ($500,000,000).

(4) If investment is in shares issued pursuant to paragraph (2), the company shall have met either of the following criteria:

(A)  Attained the highest  ranking or the highest  letter and  numerical  rating
provided  by  not  less  than  two  nationally  recognized   statistical  rating
organizations.

(B) Retained an investment adviser registered or exempt from registration with the Securities and Exchange Commission with not less than five years' experience managing money market mutual funds with assets under management in excess of five hundred million dollars ($500,000,000).

(5) The purchase price of shares of beneficial interest purchased pursuant to this subdivision shall not include any commission that the companies may charge and shall not exceed 20 percent of the agency's surplus money that may be invested pursuant to this section. However, no more than 10 percent of the agency's surplus funds may be invested in shares of beneficial interest of any one mutual fund pursuant to paragraph (1).

(l) Notes, bonds, or other obligations which are at all times secured by a valid first priority security interest in securities of the types listed by Section 53651 as eligible securities for the purpose of securing local agency deposits having a market value at least equal to that required by Section 53652 for the purpose of securing local agency deposits. The securities serving as collateral shall be placed by delivery or book entry into the custody of a trust company or the trust department of a bank which is not affiliated with the issuer of the secured obligation, and the security interest shall be perfected in accordance with the requirements of the Uniform Commercial Code or federal regulations applicable to the types of securities in which the security interest is granted.

(m) Any mortgage pass-through security, collateralized mortgage obligation, mortgage-backed or other pay-through bond, equipment lease-backed certificate, consumer receivable pass-through certificate, or consumer receivable-backed bond of a maximum of five years maturity. Securities eligible for investment under this subdivision shall be issued by an issuer having an "A" or higher rating for the issuer's debt as provided by a nationally recognized rating service and rated in a rating category of "AA" or its equivalent or better by a nationally recognized rating service. Purchase of securities authorized by this subdivision may not exceed 20 percent of the agency's surplus money that may be invested pursuant to this section.

DESCRIPTION OF RATINGS
--------------------------------------------------------------------------------

CORPORATE BOND RATINGS

MOODY'S INVESTORS SERVICE, INC. (MOODY'S)

Aaa: Bonds rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edged." Interest payments are protected by a large or exceptionally stable margin, and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa: Bonds rated Aa are judged to be high quality by all standards. Together with the Aaa group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large, fluctuation of protective elements may be of greater amplitude, or there may be other elements present that make the long-term risks appear somewhat larger.

A: Bonds rated A possess many favorable investment attributes and are considered upper medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment sometime in the future.

Baa: Bonds rated Baa are considered medium-grade obligations. They are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. These bonds lack outstanding investment characteristics and, in fact, have speculative characteristics as well.

Ba: Bonds rated Ba are judged to have predominantly speculative elements and their future cannot be considered well assured. Often the protection of interest and principal payments is very moderate and, thereby, not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B: Bonds rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa: Bonds rated Caa are of poor standing. These issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca: Bonds rated Ca represent obligations that are speculative to a high degree. These issues are often in default or have other marked shortcomings.

C: Bonds rated C are the lowest rated class of bonds and can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Note: Moody's applies numerical modifiers 1, 2 and 3 in each generic rating classification from Aa through B in its corporate bond ratings. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; modifier 2 indicates a mid-range ranking; and modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

STANDARD & POOR'S CORPORATION (S&P)

AAA: This is the highest rating assigned by S&P to a debt obligation and indicates an extremely strong capacity to pay principal and interest.

AA: Bonds rated AA also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong and, in the majority of instances, differ from AAA issues only in a small degree.

A: Bonds rated A have a strong capacity to pay principal and interest, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

BBB: Bonds rated BBB are regarded as having an adequate capacity to pay principal and interest. Whereas they normally exhibit protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in the A category.

BB, B, CCC, CC: Bonds rated BB, B, CCC and CC are regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligations. BB indicates the lowest degree of speculation and CC the highest degree of speculation. While these bonds will likely have some quality and protective characteristics, they are outweighed by large uncertainties or major risk exposures to adverse conditions.

C: Bonds rated C are typically subordinated debt to senior debt that is assigned an actual or implied CCC- rating. The C rating also may reflect the filing of a bankruptcy petition under circumstances where debt service payments are continuing. The C1 rating is reserved for income bonds on which no interest is being paid.

D: Debt rated D is in default and payment of interest and/or repayment of principal is in arrears.

Plus (+) or minus (-): The ratings from "AA" to "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

MUNICIPAL BOND RATINGS

MOODY'S INVESTORS SERVICE, INC. (MOODY'S)

Aaa: Municipal bonds rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edged." Interest payments are protected by a large or exceptionally stable margin, and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa: Municipal bonds rated Aa are judged to be high quality by all standards. Together with the Aaa group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large, fluctuation of protective elements may be of greater amplitude, or there may be other elements present that make the long-term risks appear somewhat larger.

A: Municipal bonds rated A possess many favorable investment attributes and are considered upper medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment sometime in the future.

Baa: Municipal bonds rated Baa are considered medium-grade obligations. They are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. These bonds lack outstanding investment characteristics and, in fact, have speculative characteristics as well.

Ba: Municipal bonds rated Ba are judged to have predominantly speculative elements and their future cannot be considered well assured. Often the protection of interest and principal payments may be very moderate and, thereby, not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B: Municipal bonds rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa: Municipal bonds rated Caa are of poor standing. These issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca:  Municipal  bonds rated Ca represent  obligations  that are speculative to a
high   degree.   These  issues  are  often  in  default  or  have  other  marked shortcomings.

C: Municipal bonds rated C are the lowest-rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Con.(-): Municipal bonds for which the security depends upon the completion of some act or the fulfillment of some condition are rated conditionally. These are bonds secured by (a) earnings of projects under construction, (b) earnings of projects unseasoned in operation experience, (c) rentals that begin when facilities are completed, or (d) payments to which some other limiting condition attaches. Parenthetical rating denotes probable credit stature upon the completion of construction or the elimination of the basis of the condition.

STANDARD & POOR'S CORPORATION (S&P)

AAA: Municipal bonds rated AAA are the highest-grade obligations. They possess the ultimate degree of protection as to principal and interest. In the market, they move with interest rates and, hence, provide the maximum safety on all counts.

AA: Municipal bonds rated AA also qualify as high-grade obligations, and in the majority of instances differ from AAA issues only in a small degree. Here, too, prices move with the long-term money market.

A: Municipal bonds rated A are regarded as upper medium-grade. They have considerable investment strength but are not entirely free from adverse effects of changes in economic and trade conditions. Interest and principal are regarded as safe. They predominantly reflect money rates in their market behavior but also, to some extent, economic conditions.

BBB: Municipal bonds rated BBB are regarded as having an adequate capacity to pay principal and interest. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in the A category.

BB, B, CCC, CC: Municipal bonds rated BB, B, CCC and CC are regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligations. BB indicates the lowest degree of speculation and CC the highest degree of speculation. While these bonds will likely have some quality and protective characteristics, they are outweighed by large uncertainties or major risk exposures to adverse conditions.

C: This rating is reserved for income bonds on which no interest is being paid.

D: Debt rated "D" is in default and payment of interest and/or repayment of principal is in arrears.

Plus (+) or minus (-): The ratings from "AA" to "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

FITCH INVESTORS SERVICE, INC. (FITCH)

AAA: Municipal bonds rated AAA are considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal that is unlikely to be affected by reasonably foreseeable events.

AA: Municipal bonds rated AA are considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong although not quite as strong as bonds rated AAA and not significantly vulnerable to foreseeable future developments.

A: Municipal bonds rated A are considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB: Municipal bonds rated BBB are considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have an adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

BB: Municipal bonds rated BB are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. Business and financial alternatives can be identified, however, that could assist the obligor in satisfying its debt service requirements.

B: Municipal bonds rated B are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

CCC: Municipal bonds rated CCC have certain identifiable characteristics which, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

CC: Municipal bonds rated CC are minimally protected. Default in payment of interest and/or principal seems probable over time.

C: Municipal bonds rated C are in imminent default in the payment of interest or principal.

DDD, DD and D: Municipal bonds rated DDD, DD and D are in default on interest and/or principal payments. Such bonds are extremely speculative and should be valued on the basis of their ultimate recovery value in liquidation or reorganization of the obligor. DDD represents the highest potential for recovery while D represents the lowest potential for recovery.

Plus (+) or minus (-) signs are used with a rating symbol to indicate the relative position of a credit within the rating category. Plus or minus signs are not used with the AAA, DDD, DD or D categories.

MUNICIPAL NOTE RATINGS

MOODY'S

Moody's ratings for state, municipal and other short-term obligations will be designated Moody's Investment Grade (MIG). This distinction is in recognition of the differences between short-term credit risk and long-term risk. Factors affecting the liquidity of the borrower are uppermost in importance in short-term borrowing; factors of the first importance in long-term borrowing risk are of lesser importance in the short run. Symbols used will be as follows:

MIG 1: Notes are of the best quality enjoying strong protection from established cash flows of funds for their servicing or from established and broad-based access to the market for refinancing, or both.

MIG 2: Notes are of high quality, with margins of protection ample, although not so large as in the preceding group.

MIG 3: Notes are of favorable quality, with all security elements accounted for, but lacking the undeniable strength of the preceding grades. Market access for refinancing, in particular, is likely to be less well established.

MIG 4: Notes are of adequate quality, carrying specific risk but having protection and not distinctly or predominantly speculative.

S&P

Until June 29, 1984, S&P used the same rating symbols for notes and bonds. After June 29, 1984, for new municipal note issues due in three years or less, the ratings below will usually be assigned. Notes maturing beyond three years will most likely receive a bond rating of the type recited above.

SP-1: Issues carrying this designation have a very strong or strong capacity to pay principal and interest. Issues determined to possess overwhelming safety characteristics will be given a "plus" (+) designation.

SP-2: Issues carrying this designation have a satisfactory capacity to pay principal and interest.

SHORT-TERM DEBT & COMMERCIAL PAPER RATINGS

MOODY'S

Moody's short-term debt ratings are opinions of the ability of issuers to repay punctually senior debt obligations. These obligations have an original maturity not exceeding one year, unless explicitly noted. Moody's commercial paper ratings, which are also applicable to municipal paper investments, are opinions of the ability of issuers to repay punctually their promissory obligations not having an original maturity in excess of nine months. Moody's employs the following designations for both short-term debt and commercial paper, all judged to be investment grade, to indicate the relative repayment capacity of rated issuers:

P-1 (Prime-1): Superior capacity for repayment.

P-2 (Prime-2): Strong capacity for repayment.

S&P

S&P's ratings are a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days. Ratings are graded into four categories, ranging from "A" for the highest quality obligations to "D" for the lowest. Issues within the "A" category are delineated with the numbers 1, 2 and 3 to indicate the relative degree of safety, as follows:

A-1: This designation indicates the degree of safety regarding timely payment is very strong. A "plus" (+) designation indicates an even stronger likelihood of timely payment.

A-2: Capacity for timely payment on issues with this designation is strong. The relative degree of safety, however, is not as overwhelming as for issues designated A-1.

A-3: Issues carrying this designation have a satisfactory capacity for timely payment. They are, however, somewhat more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

FITCH

Fitch's short-term ratings apply to debt obligations that are payable on demand or have original maturities of generally up to three years, including commercial paper, certificates of deposit, medium-term notes, and municipal and investment notes. The short-term rating places greater emphasis than a long-term rating on the existence of liquidity necessary to meet the issuer's obligations in a timely manner.

F-1+: Exceptionally strong credit quality. Regarded as having the strongest degree of assurance for timely payment.

F-1: Very strong credit quality. Reflect an assurance of timely payment only slightly less in degree than issues rated F-1+.

F-2: Good credit quality. A satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues assigned F-1+ and F-1 ratings.

F-3: Fair credit quality. Have characteristics suggesting that the degree of assurance for timely payment is adequate; however, near-term adverse changes could cause these securities to be rated below investment grade.

F-5: Weak credit quality. Have characteristics suggesting a minimal degree of assurance for timely payment and are vulnerable to near-term adverse changes in financial and economic conditions.

D: Default. Actual or imminent payment default.

LOC: The symbol LOC indicates that the rating is based on a letter of credit issued by a commercial bank.







FRANKLIN CASH RESERVES FUND
INSTITUTIONAL FIDUCIARY TRUST

STATEMENT OF  ADDITIONAL INFORMATION
NOVEMBER 1, 1999

P.O. BOX 997151
SACRAMENTO, CA 95899-9983 1-800/321-8563

This Statement of Additional Information (SAI) is not a prospectus. It contains information in addition to the information in the fund's prospectus. The fund's prospectus, dated November 1, 1999, which we may amend from time to time, contains the basic information you should know before investing in the fund. You should read this SAI together with the fund's prospectus.

The audited  financial  statements  and auditor's  report in the trust's  Annual
Report  to  Shareholders,   for  the  fiscal  year  ended  June  30,  1999,  are
incorporated by reference (are legally a part of this SAI).

For a free copy of the current prospectus or annual report, contact your investment representative or call 1-800/DIAL BEN (1-800/342-5236).

CONTENTS

Goal and Strategies
Risks
Officers and Trustees
Management and Other Services
Portfolio Transactions
Distributions and Taxes
Organization, Voting Rights and Principal Holders
Buying and Selling Shares
Pricing Shares
The Underwriter
Performance
Miscellaneous Information
Description of Ratings

-------------------------------------------------------------------------------
MUTUAL FUNDS, ANNUITIES, AND OTHER INVESTMENT PRODUCTS:

o ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY OF THE U.S. GOVERNMENT;

o    ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK;

o    ARE SUBJECT TO INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.
-------------------------------------------------------------------------------

GOAL AND STRATEGIES
-------------------------------------------------------------------------------

The fund's investment goal is to provide investors with as high a level of current income as is consistent with preservation of shareholders' capital and liquidity. This goal is fundamental, which means it may not be changed without shareholder approval. The fund also tries to maintain a stable $1 share price.

U.S. GOVERNMENT SECURITIES Some of U.S. government securities, including U.S. Treasury bills, notes and bonds and securities of the Government National Mortgage Association and the Federal Housing Administration, are issued or guaranteed by the U.S. government or carry a guarantee that is supported by the full faith and credit of the U.S. government. Other U.S. government securities are issued or guaranteed by federal agencies or government-sponsored enterprises and are not considered direct obligations of the U.S. government. Instead, they involve sponsorship or guarantees by government agencies or enterprises. For example, some securities are supported by the right of the issuer to borrow from the U.S. Treasury, such obligations of the Federal Home Loan Bank. Others, such as obligations of the Federal National Mortgage Association, are supported only by the credit of the instrumentality.

BANK OBLIGATIONS The fund may invest in obligations of U.S. banks, foreign branches of U.S. or foreign banks, and U.S. branches of foreign banks. These obligations may include deposits that are fully insured by the U.S. government, its agencies or instrumentalities, such as deposits in banking and savings institutions up to the current limit of the insurance on principal provided by the Federal Deposit Insurance Corporation. Deposits are frequently combined in larger units by an intermediate bank or other institution.

The fund will invest in these obligations or instruments issued by banks and savings institutions with assets of at least $1 billion. Time deposits are non-negotiable deposits that are held in a banking institution for a specified time at a stated interest rate. The fund may not invest more than 10% of its assets in time deposits with more than seven days to maturity.

The fund may invest in an obligation issued by a branch of a bank only if the parent bank has assets of a least $5 billion, and may invest only up to 25% of its assets in obligations of foreign branches of U.S. or foreign banks. The fund may, however, invest more than 25% of its assets in certain domestic bank obligations, including U.S. branches of foreign banks.

VARIABLE MASTER DEMAND NOTES are a type of commercial paper. They are direct arrangements between a lender and a borrower that allow daily changes to the amount borrowed and to the interest rate. The fund, as lender, may increase or decrease the amount provided by the note agreement, and the borrower may repay up to the full amount of the note without penalty. Typically, the borrower may also set the interest rate daily, usually at a rate that is the same or similar to the interest rate on other commercial paper issued by the borrower. The fund does not have any limit on the amount of its assets that may be invested in master demand notes and may invest only in master demand notes of U.S. issuers.

Because variable master demand notes are direct lending arrangements between the lender and the borrower, they generally are not traded and do not have a secondary market. They are, however, redeemable at face value plus accrued interest at any time, although the fund's ability to redeem a note is dependent on the ability of the borrower to pay the principal and interest on demand. When determining whether to invest in a master demand note, the manager considers, among other things, the earning power, cash flow and other liquidity ratios of the issuer.

ASSET-BACKED SECURITIES are typically commercial paper backed by the loans or accounts receivable of an entity, such s a bank or credit card company. The issuer intends to repay using the assets backing the securities (once collected). Therefore, repayment depends largely on the cash-flows generated by the assets backing the securities. Sometimes the credit support for these securities is limited to the underlying assets. In other cases it may be provided by a third party through a letter of credit or insurance guarantee.

Repayment of these securities is intended to be obtained from an identified pool of diversified assets, typically receivables related to a particular industry, such as asset-backed securities related to credit card receivables, automobile receivables, trade receivables or diversified financial assets. The credit quality of most asset-backed commercial paper depends primarily on the credit quality of the assets underlying the securities, how well the entity issuing the security is insulated from the credit risk of the originator (or any other affiliated entities) and the amount and quality of any credit support provided to the securities.

Asset-backed commercial paper is often backed by a pool of assets representing the obligations of a number of different parties. To lessen the effect of failures by obligors on these underlying assets to make payment, the securities may contain elements of credit support. The credit support falls into two categories: liquidity protection and protection against ultimate default on the underlying assets. Liquidity protection refers to the provision of advances, generally by the entity administering the pool of assets, to ensure that scheduled payments on the underlying pool are made in a timely fashion. Protection against ultimate default ensures payment on at least a portion of the assets in the pool. This protection may be provided through guarantees, insurance policies or letters of credit obtained from third parties, through various means of structuring the transaction or through a combination of these approaches. The degree of credit support provided on each issue is based generally on historical information respecting the level of credit risk associated with the payments. Delinquency or loss that exceeds the anticipated amount could adversely impact the return on an investment in an asset-backed security.

CORPORATE OBLIGATIONS may include fixed, floating and variable rate bonds, debentures or notes.

COMMERCIAL PAPER The fund may invest in commercial paper of domestic or foreign issues.

STRIPPED SECURITIES are the separate income and principal components of a debt security. once the securities have been stripped they are referred to as zero coupon securities. Their risks are similar to those of other money market securities although they may be more volatile. Stripped securities do not make periodic payments of interest prior to maturity and the stripping of the interest coupons causes them to be offered at a discount from their face amount. This results in the securities being subject to greater fluctuations in response to changing interest rates than interest-paying securities of similar maturities.

The fund only intends to buy stripped securities that are issued or guaranteed by the U.S. Treasury or by an agency or instrumentality of the U.S. government.

MUNICIPAL SECURITIES The fund may invest up to 10% of its assets in taxable municipal securities. Municipal securities are issued by or on behalf of states, territories or possessions of the U.S., the District of Columbia, or their political subdivisions, agencies or instrumentalities. They are generally issued to raise money for various public purposes, such as constructing public facilities and making loans to public institutions. Certain types of municipal securities are issued to provide funding for privately operated facilities and are generally taxable.

DIVERSIFICATION The fund is diversified. As fundamental policies, the fund may not buy a security if, with respect to 75% of its total assets, more than 5% would be invested in the securities of any one issuer. The fund also may not invest in a security if the fund would own more than 10% of the outstanding voting securities of any one issuer. These limitations do not apply to obligations issued or guaranteed by the U.S. government or its instrumentalities.

As a money market fund, however, the fund must follow certain procedures required by federal securities laws that may be more restrictive than some of the fund's other policies or investment restrictions. With respect to diversification, these procedures require that the fund not invest more than 5% of its total assets in securities of a single issuer, other than U.S. government securities, although it may invest up to 25% of its total assets in securities of a single issuer that are rated in the highest rating category for a period of up to three business days after purchase. The fund also must not invest more than (a) the greater of 1% of its total assets or $1 million in securities issued by a single issuer that are rated in the second highest rating category; and (b) 5% of its total assets in securities rated in the second highest rating category. These procedures are fundamental policies of the fund, except to the extent that the fund invests all of its assets in another registered investment company with the same investment objective and substantially similar policies as the fund.

MUNICIPAL SECURITIES The fund may invest up to 10% of its assets in taxable municipal securities. Municipal securities are issued by or on behalf of states, territories or possessions of the U.S., the District of Columbia, or their political subdivisions, agencies or instrumentalities. They are generally issued to raise money for various public purposes, such as constructing public facilities and making loans to public institutions. Certain types of municipal securities are issued to provide funding for privately operated facilities and are generally taxable.

WHAT ARE SOME OF THE FUND'S OTHER INVESTMENT STRATEGIES AND PRACTICES?

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS are those where payment and delivery for the security take place at a future date. Since the market price of the security may fluctuate during the time before payment and delivery, the fund assumes the risk that the value of the security at delivery may be more or less than the purchase price. When the fund is the buyer in the transaction, it will maintain cash or liquid securities, with an aggregate value equal to the amount of its purchase commitments, in a segregated account with its custodian bank until payment is made. The fund will not engage in when-issued and delayed-delivery transactions for investment leverage purposes.

REPURCHASE AGREEMENTS The fund generally will have a portion of its assets in cash or cash equivalents for a variety of reasons, including waiting for a special investment opportunity or taking a defensive position. To earn income on this portion of its assets, the fund may enter into repurchase agreements. Under a repurchase agreement, the fund agrees to buy securities guaranteed as to payment of principal and interest by the U.S. government or its agencies from a qualified bank or broker-dealer and then to sell the securities back to the bank or broker-dealer after a short period of time (generally, less than seven days) at a higher price. The bank or broker-dealer must transfer to the fund's custodian securities with an initial market value of at least 102% of the dollar amount invested by the fund in each repurchase agreement. The manager will monitor the value of such securities daily to determine that the value equals or exceeds the repurchase price. Repurchase agreements may involve risks in the event of default or insolvency of the bank or broker-dealer, including possible delays or restrictions upon the fund's ability to sell the underlying securities. The fund will enter into repurchase agreements only with parties who meet creditworthiness standards approved by the fund's board of trustees, i.e., banks or broker-dealers that the manager has determined present no serious risk of becoming involved in bankruptcy proceedings within the time frame contemplated by the repurchase transaction. The fund may enter into repurchase agreements with certain U.S. and foreign banks and broker-dealers.

LOANS OF PORTFOLIO SECURITIES To generate additional income, the fund may lend certain of its portfolio securities to qualified banks and broker-dealers. These loans may not exceed 25% of the value of the fund's total assets, measured at the time of the most recent loan. For each loan, the borrower must maintain with the fund's custodian collateral (consisting of cash) with a value at least equal to 100% of the current market value of the loaned securities. The fund retains all or a portion of the interest received on investment of the cash collateral or receives a fee from the borrower. The fund may terminate the loan at any time and obtain the return of the securities loaned within the normal settlement period for the security involved. The fund will continue to receive any interest or dividends paid on the loaned securities and to have voting rights with respect to the securities. As with other extensions of credit, however, there are risks of delay in recovery or even loss of rights in collateral in the event of default or insolvency of the borrower. The fund will loan its securities only to parties who meet creditworthiness standards approved by the fund's board of trustees, i.e., banks or broker-dealers that the manager has determined present no serious risk of becoming involved in bankruptcy proceedings within the time frame contemplated by the loan.

BORROWING The fund may borrow up to 5% of its total assets from banks for temporary or emergency purposes. The fund will not make any new investments while any outstanding loans exceed 5% of its total assets.

ILLIQUID INVESTMENTS The fund's policy is not to invest more than 10% of its net assets in illiquid securities. Illiquid securities are generally securities that cannot be sold within seven days in the normal course of business at approximately the amount at which the fund has valued them.

OTHER LIMITATIONS The fund may not invest more than 5% of its total assets in securities of companies, including predecessors, that have been in continuous operation for less than three years. The fund also may not invest more than 25% of its total assets in any particular industry, although it may invest more than 25% of its assets in certain domestic bank obligations. These limitations do not apply to U.S. government securities, federal agency obligations, or repurchase agreements fully collateralized by U.S. government securities. There are, however, certain tax diversification requirements that may apply to investments in repurchase agreements and other securities that are not treated as U.S. government securities under the Internal Revenue Code.

MASTER/FEEDER STRUCTURE The fund seeks to achieve its investment goal by investing all of its assets in shares of The Money Market Portfolio (Portfolio). The Portfolio has the same investment goal and substantially similar investment policies as the fund, except, in all cases, the fund may pursue its policies by investing in a mutual fund with the same investment goal and substantially similar policies and restrictions as the fund. The investment goal of the Portfolio also is fundamental and may not be changed without shareholder approval.

The fund's structure, where it invests all of its assets in the Portfolio, is sometimes known as a "master/feeder" structure. By investing all of its assets in shares of the Portfolio, the fund, other mutual funds and institutional investors can pool their assets. This may result in asset growth and lower expenses, although there is no guarantee this will happen.

If the fund, as a shareholder of the Portfolio, has to vote on a matter relating to the Portfolio, it will hold a meeting of fund shareholders and will cast its votes in the same proportion as the fund's shareholders voted.

INVESTMENT RESTRICTIONS The fund has adopted the following restrictions as fundamental policies. This means they may only be changed if the change is approved by (i) more than 50% of the fund's outstanding shares or (ii) 67% or more of the fund's shares present at a shareholder meeting if more than 50% of the fund's outstanding shares are represented at the meeting in person or by proxy, whichever is less.

The fund may not:

(1) Borrow money or mortgage or pledge any of its assets, except that borrowings (and a pledge of assets therefor) for temporary or emergency purposes may be made from banks in any amount up to 5% of the fund's total asset value.

(2) Make loans, except (a) through the purchase of debt securities in accordance with the investment objective and policies of the fund, (b) to the extent the entry into a repurchase agreement is deemed to be a loan, or (c) by the loan of its portfolio securities in accordance with the policies described above.

(3) Acquire, lease or hold real estate, provided that this limitation shall not prohibit the purchase of municipal and other debt securities secured by real estate or interests therein.

(4) Buy any securities "on margin" or sell any securities "short," except that it may use such short-term credits as are necessary for the clearance of transactions.

(5) Invest in commodities and commodity contracts, puts, calls, straddles, spreads, or any combination thereof, or interests in oil, gas, or other mineral exploration or development programs, except that it may purchase, hold, and dispose of "obligations with puts attached" in accordance with its stated investment policies.

(6) Purchase securities, in private placements or in other transactions, for which there are legal or contractual restrictions on resale and that are not readily marketable, or enter into a repurchase agreement with more than seven days to maturity if, as a result, more than 10% of the total assets of the fund would be invested in such securities or repurchase agreements, except that, to the extent this restriction is applicable, the fund may purchase, in private placements, shares of another registered investment company having the same investment objectives and policies as the fund.

(7) Act as underwriter of securities issued by other persons, except insofar as the fund may technically be deemed an underwriter under the federal securities laws in connection with the disposition of portfolio securities; except that all or substantially all of the assets of the fund may be invested in another registered investment company having the same investment objectives and policies as the fund.

(8) Purchase securities of other investment companies, except in connection with a merger, consolidation, acquisition, or reorganization; provided that all or substantially all of the assets of the fund may be invested in another registered investment company having the same investment objectives and policies as the fund.

(9) Invest in any issuer for purposes of exercising control or management, except that, to the extent this restriction is applicable, all or substantially all of the assets of the fund may be invested in another registered investment company having the same investment objectives and policies as the fund.

(10) Purchase securities from or sell to the trust's officers and trustees, or any firm of which any officer or trustee is a member, as principal, or retain securities of any issuer if, to the knowledge of the trust, one or more of the trust's officers, trustees, or the manager own beneficially more than 1/2 of 1% of the securities of such issuer and all such officers and trustees together own beneficially more than 5% of such securities.

(11) Invest more than 25% of its assets in securities of any industry, except that this policy is inapplicable where the fund's policies, as described in its current Prospectus, state otherwise, and further does not apply to the extent that the fund invests all or substantially all of its assets in another registered investment company having the same investment objectives and policies. For purposes of this limitation, U.S. government obligations are not considered to be part of any industry.

The Portfolio's investment restrictions are the same as the fund's, except as necessary to reflect the fund's policy to invest all of its assets in shares of the Portfolio.

If a bankruptcy or other extraordinary event occurs concerning a particular security the fund owns, the fund may receive stock, real estate, or other investments that the fund would not, or could not, buy. If this happens, the fund intends to sell such investments as soon as practicable while maximizing the return to shareholders.

Generally, the policies and restrictions discussed in this SAI and in the prospectus apply when the fund makes an investment. In most cases, the fund is not required to sell a security because circumstances change and the security no longer meets one or more of the fund's policies or restrictions. If a percentage restriction or limitation is met at the time of investment, a later increase or decrease in the percentage due to a change in the value or liquidity of portfolio securities will not be considered a violation of the restriction or limitation.

RISKS
--------------------------------------------------------------------------------

FOREIGN SECURITIES The value of foreign and (U.S.) securities is affected by general economic conditions and individual company and industry earnings prospects. While foreign securities may offer significant opportunities for gain, they also involve additional risks that can increase the potential for losses in the fund.

The political, economic and social structures of some countries the fund invests in may be less stable and more volatile than those in the U.S. The risks of investing in these countries include the possibility of the imposition of exchange controls, expropriation, restrictions on removal of currency or other assets, nationalization of assets and punitive taxes.

There may be less publicly available information about a foreign company or government than about a U.S. company or public entity. Certain countries' financial markets and services are less developed than those in the U.S. or other major economies. As a result, they may not have uniform accounting, auditing and financial reporting standards and may have less government supervision of financial markets. Foreign securities markets may have substantially lower trading volumes than U.S. markets, resulting in less liquidity and more volatility than experienced in the U.S. Transaction costs on foreign securities markets are generally higher than in the U.S. The settlement practices may be cumbersome and result in delays that may affect portfolio liquidity. The fund may have greater difficulty exercising rights, pursuing legal remedies, and obtaining judgments with respect to foreign investments in foreign courts than with respect to domestic issuers in U.S. courts.

DERIVATIVES The fund's transactions in stripped securities involve certain risks. These risks include, among others, the risk that the price movements in the underlying securities correlate with price movements in the relevant portion of the fund's portfolio. The fund bears the risk in the same amount as the instrument it has purchased, or that there may be a negative correlation that would result in a loss on both the underlying security and the derivative security.

MASTER/FEEDER STRUCTURE There are some risks associated with the fund's master/feeder structure. If other shareholders in the Portfolio sell their shares, the fund's expenses may increase. Additionally, any economies of scale the fund has achieved as a result of the structure may be diminished. Institutional investors in the Portfolio that have a greater pro rata ownership interest in the Portfolio than the fund could also have effective voting control.

If the Portfolio changes its investment goal or any of its fundamental policies and fund shareholders do not approve the same change for the fund, the fund may need to withdraw its investment from the Portfolio. Likewise, if the board of trustees considers it to be in the fund's best interest, it may withdraw the fund's investment from the Portfolio at any time. If either situation occurs, the board will decide what action to take. Possible solutions might include investing all of the fund's assets in another pooled investment entity with the same investment goal and policies as the fund, or hiring an investment manager to manage the fund's investments. Either circumstance could increase the fund's expenses.

OFFICERS AND TRUSTEES
--------------------------------------------------------------------------------

The trust has a board of trustees. The board is responsible for the overall management of the trust, including general supervision and review of each fund's investment activities. The board, in turn, elects the officers of the trust who are responsible for administering the trust's day-to-day operations.

The name, age and address of the officers and board members, as well as their affiliations, positions held with the trust, and principal occupations during the past five years are shown below.

Frank H. Abbott, III (78)
1045 Sansome Street, San Francisco, CA 94111
TRUSTEE

President and Director, Abbott Corporation (an investment company); director or trustee, as the case may be, of 27 of the investment companies in the Franklin Templeton Group of Funds; and FORMERLY, Director, MotherLode Gold Mines
Consolidated (gold mining) (until 1996) and Vacu-Dry Co. (food processing) (until 1996).

Harris J. Ashton (67)
191 Clapboard Ridge Road, Greenwich, CT 06830
TRUSTEE

Director, RBC Holdings, Inc. (bank holding company) and Bar-S Foods (meat packing company); director or trustee, as the case may be, of 48 of the investment companies in the Franklin Templeton Group of Funds; and FORMERLY, President, Chief Executive Officer and Chairman of the Board, General Host Corporation (nursery and craft centers) (until 1998).

Robert F. Carlson (71)
2120 Lambeth Way, Carmichael, CA 95608
TRUSTEE

Member and past President, Board of Administration, California Public Employees Retirement Systems (CALPERS); director or trustee, as the case may be, of nine of the investment companies in the Franklin Templeton Group of Funds; and FORMERLY, member and Chairman of the Board, Sutter Community Hospitals, member, Corporate Board, Blue Shield of California, and Chief Counsel, California Department of Transportation.

S. Joseph Fortunato (67)
Park Avenue at Morris County, P.O. Box 1945
Morristown, NJ 07962-1945
TRUSTEE

Member of the law firm of Pitney, Hardin, Kipp & Szuch; and director or trustee, as the case may be, of 50 of the investment companies in the Franklin Templeton Group of Funds.

*Charles B. Johnson (66)
777 Mariners Island Blvd., San Mateo, CA 94404
CHAIRMAN OF THE BOARD AND TRUSTEE

President, Chief Executive Officer and Director, Franklin Resources, Inc.; Chairman of the Board and Director, Franklin Advisers, Inc., Franklin Investment Advisory Services, Inc. and Franklin Templeton Distributors, Inc.; Director,
Franklin/Templeton Investor Services, Inc. and Franklin Templeton Services, Inc.; officer and/or director or trustee, as the case may be, of most of the other subsidiaries of Franklin Resources, Inc. and of 49 of the investment companies in the Franklin Templeton Group of Funds.

*Charles E. Johnson (43)
500 East Broward Blvd., Fort Lauderdale, FL 33394-3091
PRESIDENT AND TRUSTEE

Senior Vice President and Director, Franklin Resources, Inc.; Senior Vice President, Franklin Templeton Distributors, Inc.; President and Director, Templeton Worldwide, Inc.; Chairman and Director, Templeton Investment Counsel, Inc.; Vice President, Franklin Advisers, Inc.; officer and/or director of some of the other subsidiaries of Franklin Resources, Inc.; and officer and/or director or trustee, as the case may be, of 33 of the investment companies in the Franklin Templeton Group of Funds.

*Rupert H. Johnson, Jr. (59)
777 Mariners Island Blvd., San Mateo, CA 94404
VICE PRESIDENT AND TRUSTEE

Executive Vice President and Director, Franklin Resources, Inc. and Franklin Templeton Distributors, Inc.; President and Director, Franklin Advisers, Inc. and Franklin Investment Advisory Services, Inc.; Senior Vice President, Franklin Advisory Services, LLC; Director, Franklin/Templeton Investor Services, Inc.; and officer and/or director or trustee, as the case may be, of most of the other subsidiaries of Franklin Resources, Inc. and of 52 of the investment companies in the Franklin Templeton Group of Funds.

Frank W.T. LaHaye (70)
20833 Stevens Creek Blvd., Suite 102, Cupertino, CA 95014
TRUSTEE

General Partner, Miller & LaHaye, which is the General Partner of Peregrine Ventures II (venture capital firm); director or trustee, as the case may be, of 27 of the investment companies in the Franklin Templeton Group of Funds; and FORMERLY, Director, Fischer Imaging Corporation (medical imaging systems), Digital Transmission Systems, Inc. (wireless communications) and Quarterdeck Corporation (software firm), and General Partner, Peregrine Associates, which was the General Partner of Peregrine Ventures (venture capital firm).

Gordon S. Macklin (71)
8212 Burning Tree Road, Bethesda, MD 20817
TRUSTEE

Director, Fund American Enterprises Holdings, Inc. (holding company), Martek Biosciences Corporation, MCI WorldCom (information services), MedImmune, Inc. (biotechnology), Spacehab, Inc. (aerospace services) and Real 3D (software); director or trustee, as the case may be, of 48 of the investment companies in the Franklin Templeton Group of Funds; and FORMERLY, Chairman, White River
Corporation (financial services) and Hambrecht and Quist Group (investment banking), and President, National Association of Securities Dealers, Inc.

Harmon E. Burns (54)
777 Mariners Island Blvd., San Mateo, CA 94404
VICE PRESIDENT

Executive  Vice  President  and Director,  Franklin  Resources,  Inc.,  Franklin
Templeton Distributors, Inc. and Franklin Templeton Services, Inc.; Executive Vice President, Franklin Advisers, Inc.; Director, Franklin Investment Advisory Services, Inc. and Franklin/Templeton Investor Services, Inc.; and officer and/or director or trustee, as the case may be, of most of the other subsidiaries of Franklin Resources, Inc. and of 52 of the investment companies in the Franklin Templeton Group of Funds.

Martin L. Flanagan (39)
777 Mariners Island Blvd., San Mateo, CA 94404
VICE PRESIDENT AND CHIEF FINANCIAL OFFICER

Senior Vice President and Chief Financial Officer, Franklin Resources, Inc., Franklin/Templeton Investor Services, Inc. and Franklin Mutual Advisers, LLC; Executive Vice President, Chief Financial Officer and Director, Templeton Worldwide, Inc.; Executive Vice President, Chief Operating Officer and Director, Templeton Investment Counsel, Inc.; Executive Vice President and Chief Financial Officer, Franklin Advisers, Inc.; Chief Financial Officer, Franklin Advisory Services, LLC and Franklin Investment Advisory Services, Inc.; President and Director, Franklin Templeton Services, Inc.; officer and/or director of some of the other subsidiaries of Franklin Resources, Inc.; and officer and/or director or trustee, as the case may be, of 52 of the investment companies in the Franklin Templeton Group of Funds.

Deborah R. Gatzek (50)
777 Mariners Island Blvd., San Mateo, CA 94404
VICE PRESIDENT AND SECRETARY

Senior Vice President and General Counsel, Franklin Resources, Inc.; Senior Vice President, Franklin Templeton Services, Inc. and Franklin Templeton Distributors, Inc.; Executive Vice President, Franklin Advisers, Inc.; Vice President, Franklin Advisory Services, LLC and Franklin Mutual Advisers, LLC; Vice President, Chief Legal Officer and Chief Operating Officer, Franklin Investment Advisory Services, Inc.; and officer of 53 of the investment companies in the Franklin Templeton Group of Funds.

Diomedes Loo-Tam (60)
777 Mariners Island Blvd., San Mateo, CA 94404
TREASURER AND PRINCIPAL ACCOUNTING OFFICER

Senior Vice President, Franklin Templeton Services, Inc.; and officer of 32 of the investment companies in the Franklin Templeton Group of Funds.

Thomas J. Runkel (41)
777 Mariners Island Blvd., San Mateo, CA 94404
VICE PRESIDENT

Senior Vice President, Franklin Advisers, Inc.; and officer of four of the investment companies in the Franklin Templeton Group of Funds.

*This board member is considered an "interested person" under federal securities laws.
Note: Charles B. Johnson and Rupert H. Johnson, Jr. are brothers and the father and uncle, respectively, of Charles E. Johnson.

The trust pays noninterested board members $310 per month plus $225 per meeting attended. Board members who serve on the audit committee of the trust and other funds in the Franklin Templeton Group of Funds receive a flat fee of $2,000 per committee meeting attended, a portion of which is allocated to the trust. Members of a committee are not compensated for any committee meeting held on the day of a board meeting. Noninterested board members also may serve as directors or trustees of other funds in the Franklin Templeton Group of Funds and may receive fees from these funds for their services. The fees payable to noninterested board members by the trust are subject to reductions resulting from fee caps limiting the amount of fees payable to board members who serve on other boards within the Franklin Templeton Group of Funds. The following table provides the total fees paid to noninterested board members by the trust and by the Franklin Templeton Group of Funds.

                                                             NUMBER OF BOARDS
                           TOTAL FEES       TOTAL FEES       IN THE FRANKLIN
                           RECEIVED        RECEIVED FROM      TEMPLETON GROUP
                           FROM THE        THE FRANKLIN        OF FUNDS ON
     NAME                 TRUST 1 ($)     TEMPLETON GROUP       WHICH EACH
                                           OF FUNDS 2 ($)        SERVES 3
--------------------------------------------------------------------------------
Frank H. Abbott, III        4,502            159,051                27
Harris J. Ashton            4,934            361,157                48
Robert F. Carlson           6,195             78,052                 9
S. Joseph Fortunato         4,597            367,835                50
Frank W.T. LaHaye           4,727            163,753                27
Gordon S. Macklin           4,934            361,157                48

1. For the fiscal year ended June 30, 1999.
2. For the calendar year ended December 31, 1998.
3. We base the number of boards on the number of registered investment companies in the Franklin Templeton Group of Funds. This number does not include the total number of series or funds within each investment company for which the board members are responsible. The Franklin Templeton Group of Funds currently includes 54 registered investment companies, with approximately 162 U.S. based funds or series.

Noninterested board members are reimbursed for expenses incurred in connection with attending board meetings, paid pro rata by each fund in the Franklin Templeton Group of Funds for which they serve as director or trustee. No officer or board member received any other compensation, including pension or retirement benefits, directly or indirectly from the fund or other funds in the Franklin Templeton Group of Funds. Certain officers or board members who are shareholders of Franklin Resources, Inc. may be deemed to receive indirect remuneration by virtue of their participation, if any, in the fees paid to its subsidiaries.

Board members historically have followed a policy of having substantial investments in one or more of the funds in the Franklin Templeton Group of Funds, as is consistent with their individual financial goals. In February 1998, this policy was formalized through adoption of a requirement that each board member invest one-third of fees received for serving as a director or trustee of a Templeton fund in shares of one or more Templeton funds and one-third of fees received for serving as a director or trustee of a Franklin fund in shares of one or more Franklin funds until the value of such investments equals or exceeds five times the annual fees paid such board member. Investments in the name of family members or entities controlled by a board member constitute fund holdings of such board member for purposes of this policy, and a three year phase-in period applies to such investment requirements for newly elected board members. In implementing such policy, a board member's fund holdings existing on February 27, 1998, are valued as of such date with subsequent investments valued at cost.

The board, with approval of all noninterested and interested board members, has adopted written procedures designed to deal with potential conflicts of interest that may arise from the fund and The Money Market Portfolio having substantially the same boards. These procedures call for an annual review of the fund's relationship with the Portfolio. If a conflict exists, the boards may take action, which may include the establishment of a new board. The board has determined that there are no conflicts of interest at the present time.

MANAGEMENT AND OTHER SERVICES
--------------------------------------------------------------------------------

MANAGER AND SERVICES PROVIDED The Money Market Portfolio's manager is Franklin Advisers, Inc. The manager is a wholly owned subsidiary of Franklin Resources, Inc. (Resources), a publicly owned company engaged in the financial services industry through its subsidiaries. Charles B. Johnson and Rupert H. Johnson, Jr. are the principal shareholders of Resources.

The manager provides investment research and portfolio management services, and selects the securities for the Portfolio to buy, hold or sell. The manager also selects the brokers who execute the Portfolio's portfolio transactions. The manager provides periodic reports to the board, which reviews and supervises the manager's investment activities. To protect the Portfolio, the manager and its officers, directors and employees are covered by fidelity insurance.

The manager and its affiliates manage numerous other investment companies and accounts. The manager may give advice and take action with respect to any of the other funds it manages, or for its own account, that may differ from action taken by the manager on behalf of the Portfolio. Similarly, with respect to the Portfolio, the manager is not obligated to recommend, buy or sell, or to refrain from recommending, buying or selling any security that the manager and access persons, as defined by applicable federal securities laws, may buy or sell for its or their own account or for the accounts of any other fund. The manager is not obligated to refrain from investing in securities held by the Portfolio or other funds it manages. Of course, any transactions for the accounts of the manager and other access persons will be made in compliance with the Portfolio's code of ethics.

Under the Portfolio's code of ethics, employees of the Franklin Templeton Group who are access persons may engage in personal securities transactions subject to the following general restrictions and procedures: (i) the trade must receive advance clearance from a compliance officer and must be completed by the close of the business day following the day clearance is granted; (ii) copies of all brokerage confirmations and statements must be sent to a compliance officer;
(iii) all brokerage accounts must be disclosed on an annual basis; and (iv) access persons involved in preparing and making investment decisions must, in addition to (i), (ii) and (iii) above, file annual reports of their securities holdings each January and inform the compliance officer (or other designated personnel) if they own a security that is being considered for a fund or other client transaction or if they are recommending a security in which they have an ownership interest for purchase or sale by a fund or other client.

MANAGEMENT FEES The Portfolio pays the manager a fee equal to an annual rate of 0.15% of the fund's average daily net assets. The fee is computed at the close of business on the last business day of each month according to the terms of the management agreement.

For the last three fiscal years ended June 30, the Portfolio paid the following management fees:

                  MANAGEMENT FEES PAID ($) 1
---------------------------------------------
1999                    3,900,807
1998                    2,830,858
1997                    2,429,509

1. For the fiscal years ended June 30, 1999, 1998 and 1997, management fees, before any advance waiver, totaled $3,996,761, $2,963,304 and $2,547,891, respectively. Under an agreement by the manager to limits its fees, the Portfolio paid the management fees shown.

ADMINISTRATOR AND SERVICES PROVIDED Franklin Advisers, Inc. (Advisers) has an agreement with the fund to provide various administrative, statistical and other services to the fund.

ADMINISTRATION FEES The fund pays Advisers a fee equal to an annual rate of 0.25% of the value of the fund's average daily net assets.

During the last three fiscal years ended June 30, the fund paid Advisers the following administration fees:

                    ADMINISTRATION FEES PAID ($) 1
 -------------------------------------------------
 1999                        369,360
 1998                              0
 1997                         43,899

1. For the fiscal years ended June 30, 1999, 1998 and 1997, administration fees, before any advance waiver, totaled $369,360, $292,245 and $148,055, respectively. Under an agreement by the administrator to limits its fees, the fund paid the administration fees shown.

SHAREHOLDER SERVICING AND TRANSFER AGENT Franklin/Templeton Investor Services, Inc. (Investor Services) is the fund's shareholder servicing agent and acts as the fund's transfer agent and dividend-paying agent. Investor Services is located at 777 Mariners Island Blvd., San Mateo, CA 94404. Please send all
correspondence  to  Investor  Services  to  P.O.  Box  997151,   Sacramento,  CA
95899-9983.

For its services, Investor Services receives a fixed fee per account. The fund also will reimburse Investor Services for certain out-of-pocket expenses, which may include payments by Investor Services to entities, including affiliated entities, that provide sub-shareholder services, recordkeeping and/or transfer agency services to beneficial owners of the fund. The amount of reimbursements for these services per benefit plan participant fund account per year will not exceed the per account fee payable by the fund to Investor Services in connection with maintaining shareholder accounts.

CUSTODIAN Investor Services, as the transfer agent for The Money Market Portfolio, effectively acts as the fund's custodian and holds the fund's shares of the Portfolio on its books. Bank of New York, Mutual Funds Division, 90 Washington Street, New York, NY 10286, acts as custodian of the fund's cash, pending investment in Portfolio shares. Bank of New York also acts as custodian of the securities and other assets of the Portfolio.

AUDITOR PricewaterhouseCoopers LLP, 333 Market Street, San Francisco, CA 94105, is the fund's independent auditor. The auditor gives an opinion on the financial statements included in the trust's Annual Report to Shareholders and reviews the trust's registration statement filed with the U.S. Securities and Exchange Commission (SEC).

PORTFOLIO TRANSACTIONS
--------------------------------------------------------------------------------

The fund will not incur any brokerage or other costs in connection with buying or selling shares of the Portfolio.

Since most purchases by the Portfolio are principal transactions at net prices, the Portfolio incurs little or no brokerage costs. The Portfolio deals directly with the selling or buying principal or market maker without incurring charges for the services of a broker on its behalf, unless it is determined that a better price or execution may be obtained by using the services of a broker. Purchases of portfolio securities from underwriters will include a commission or concession paid by the issuer to the underwriter, and purchases from dealers will include a spread between the bid and ask prices. The Portfolio seeks to obtain prompt execution of orders at the most favorable net price. Transactions may be directed to dealers in return for research and statistical information, as well as for special services provided by the dealers in the execution of orders.

It is not possible to place a dollar value on the special executions or on the research services the manager receives from dealers effecting transactions in portfolio securities. The allocation of transactions in order to obtain additional research services allows the manager to supplement its own research and analysis activities and to receive the views and information of individuals and research staffs of other securities firms. As long as it is lawful and appropriate to do so, the manager and its affiliates may use this research and data in their investment advisory capacities with other clients. If the Portfolio's officers are satisfied that the best execution is obtained, the sale of fund shares, as well as shares of other funds in the Franklin Templeton Group of Funds, also may be considered a factor in the selection of broker-dealers to execute the Portfolio's portfolio transactions.

If purchases or sales of securities of the Portfolio and one or more other investment companies or clients supervised by the manager are considered at or about the same time, transactions in these securities will be allocated among the several investment companies and clients in a manner deemed equitable to all by the manager, taking into account the respective sizes of the funds and the amount of securities to be purchased or sold. In some cases this procedure could have a detrimental effect on the price or volume of the security so far as the Portfolio is concerned. In other cases it is possible that the ability to participate in volume transactions may improve execution and reduce transaction costs to the Portfolio.

During the fiscal years ended June 30, 1999, 1998 and 1997, the Portfolio did not pay any brokerage commissions.

[As of June 30, 1999, neither the fund nor the Portfolio owned securities of their regular broker-dealers.]

DISTRIBUTIONS AND TAXES
--------------------------------------------------------------------------------

The fund does not pay "interest" or guarantee any fixed rate of return on an investment in its shares.

DISTRIBUTIONS OF NET INVESTMENT INCOME The fund declares dividends for each day that its net asset value is calculated. These dividends will equal all of the fund's daily net income payable to shareholders of record as of the close of business the preceding day.

The fund receives income generally in the form of dividends derived on its investment in the Portfolio. This income, less expenses incurred in the operation of the fund, constitutes its net investment income from which dividends may be paid to you. Any distributions by the fund from such income will be taxable to you as ordinary income, whether you take them in cash or in additional shares.

The Portfolio's daily net income includes accrued interest and any original issue or acquisition discount, plus or minus any gain or loss on the sale of portfolio securities and changes in unrealized appreciation or depreciation in portfolio securities (to the extent required to maintain a constant net asset value per share), less the estimated expenses of the Portfolio.

DISTRIBUTIONS OF CAPITAL GAINS The fund may derive capital gains and losses in connection with its investment in shares of the Portfolio. These capital gains are distributed to you as capital gain distributions. Distributions from net short-term capital gains will be taxable to you as ordinary income. Because the fund is a money market fund, it does not anticipate realizing any long-term capital gains.

MAINTENANCE OF $1.00 NET ASSET VALUE Gains and losses derived by the fund on its investment in shares of the Portfolio and unrealized appreciation or depreciation in the value of these securities may require the fund to adjust distributions in order to maintain a $1.00 net asset value. These procedures may result in under- or over-distributions of net investment income.

EFFECT OF FOREIGN INVESTMENTS ON DISTRIBUTIONS Most foreign exchange gains realized on the sale of debt securities are treated as ordinary income by the Portfolio. Similarly, foreign exchange losses realized by the Portfolio on the sale of debt securities are generally treated as ordinary losses by the Portfolio. These gains when distributed will be taxable to the fund as ordinary dividends, and any losses will reduce the Portfolio's ordinary income otherwise available for distribution to the fund. This treatment could increase or reduce the Portfolio's ordinary income distributions to the fund and, in turn, to you.

INFORMATION ON THE TAX CHARACTER OF DISTRIBUTIONS The fund will inform you of the amount of your distributions at the time they are paid, and will advise you of their tax status for federal income tax purposes shortly after the close of each calendar year.

ELECTION TO BE TAXED AS A REGULATED INVESTMENT COMPANY The fund has elected to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code, has qualified as such for its most recent fiscal year, and intends to so qualify during the current fiscal year. As a regulated investment company, the fund generally pays no federal income tax on the income and gains it distributes. The board reserves the right not to maintain the qualification of the fund as a regulated investment company if it determines such course of action to be beneficial to shareholders. In such case, the fund will be subject to federal, and possibly state, corporate taxes on its taxable income and gains, and distributions will be taxed as ordinary dividend income to the extent of the fund's earnings and profits.

EXCISE TAX DISTRIBUTION REQUIREMENTS To avoid federal excise taxes, the Internal Revenue Code requires the fund to distribute to you by December 31 of each year, at a minimum, the following amounts: 98% of its taxable ordinary income earned during the calendar year; 98% of its capital gain net income earned during the twelve month period ending October 31; and 100% of any undistributed amounts from the prior year. The fund intends to declare and pay these amounts in December (or in January of the following year that are treated by you as received in December of the prior year) to avoid these excise taxes, but can give no assurances that its distributions will be sufficient to eliminate all taxes.

REDEMPTION OF FUND SHARES Redemptions and exchanges of fund shares are taxable transactions for federal and state income tax purposes. However, because the fund seeks to maintain a constant $1.00 per share net asset value, you should not expect to realize a capital gain or loss upon redemption or exchange of your fund shares.

U.S. GOVERNMENT OBLIGATIONS Many states grant tax-free status to dividends paid to you from interest earned on direct obligations of the U.S. government, subject in some states to minimum investment requirements that must be met by the fund. Investments in Government National Mortgage Association or Federal National Mortgage Association securities, bankers' acceptances, commercial paper and repurchase agreements collateralized by U.S. government securities do not generally qualify for tax-free treatment. The rules on exclusion of this income are different for corporations. It is anticipated, however, that no portion of the fund's distributions to you will qualify for exemption from state and local personal income tax as dividends paid from interest earned on direct obligations of the U.S. Government. Even if the portfolio invests in direct obligations of the U.S. Government, the fund does so only indirectly by investing in the portfolio's shares.

DIVIDENDS-RECEIVED DEDUCTION FOR CORPORATIONS Because the fund's income is indirectly attributable to interest, no portion of its distributions generally will be eligible for the corporate dividends-received deduction. None of the dividends paid by the fund for the most recent fiscal year qualified for such deduction, and it is anticipated that none of the current year's dividends will so qualify.

INVESTMENT IN COMPLEX SECURITIES The Portfolio may invest in complex securities. These investments may be subject to numerous special and complex tax rules. These rules could affect whether gains and losses recognized by the Portfolio are treated as ordinary income or capital gain, accelerate the recognition of income to the Portfolio and/or defer the Portfolio's ability to recognize losses, and, in limited cases, subject the Portfolio to U.S. federal income tax on income from certain of its foreign securities. In turn, these rules may affect the amount, timing or character of the income distributed by the fund to you.

ORGANIZATION, VOTING RIGHTS AND PRINCIPAL HOLDERS
--------------------------------------------------------------------------------

The fund is a diversified series of Institutional Fiduciary Trust, an open-end management investment company, commonly called a mutual fund. The trust was organized as a Massachusetts business trust on January 15, 1985, and is registered with the SEC.

As a shareholder of a Massachusetts business trust, you could, under certain circumstances, be held personally liable as a partner for its obligations. The Agreement and Declaration of Trust, however, contains an express disclaimer of shareholder liability for acts or obligations of the fund. The Declaration of Trust also provides for indemnification and reimbursement of expenses out of the fund's assets if you are held personally liable for obligations of the fund. The Declaration of Trust provides that the fund shall, upon request, assume the defense of any claim made against you for any act or obligation of the fund and satisfy any judgment thereon. All such rights are limited to the assets of the fund. The Declaration of Trust further provides that the fund may maintain appropriate insurance (for example, fidelity bonding and errors and omissions insurance) for the protection of the fund, its shareholders, trustees, officers, employees and agents to cover possible tort and other liabilities. Furthermore, the activities of the fund as an investment company, as distinguished from an operating company, would not likely give rise to liabilities in excess of the fund's total assets. Thus, the risk that you would incur financial loss on account of shareholder liability is limited to the unlikely circumstance in which both inadequate insurance exists and the fund itself is unable to meet its obligations.

Certain Franklin Templeton Funds offer multiple classes of shares. The different classes have proportionate interests in the same portfolio of investment securities. They differ, however, primarily in their sales charge structures and Rule 12b-1 plans. Please note that for selling or exchanging your shares, or for other purposes, the fund's shares are considered Class A shares. Before January 1, 1999, the fund's shares were considered Class I shares.

The trust has noncumulative voting rights. For board member elections, this gives holders of more than 50% of the shares voting the ability to elect all of the members of the board. If this happens, holders of the remaining shares voting will not be able to elect anyone to the board.

The trust does not intend to hold annual shareholder meetings. The trust or a series of the trust may hold special meetings, however, for matters requiring shareholder approval. A meeting may be called by the board to consider the removal of a board member if requested in writing by shareholders holding at least 10% of the outstanding shares. In certain circumstances, we are required to help you communicate with other shareholders about the removal of a board member. A special meeting also may be called by the board in its discretion.

As of August 11, 1999, the principal shareholders of the fund, beneficial or of record, were:

NAME AND ADDRESS                           PERCENTAGE (%)
----------------------------------------------------------
City National Bank as Trustee
c/o BAC/Plan Member Services
Attn: Kerry Dunbar
1200 5th Ave., Suite 600                     5.84%
Seattle, WA 98101-1188

The Bank of New York
Trust Budget Group Inc.
Savings Plus Plan
1 Wall Street
New York, NY 10005-2500                      7.17%

From time to time, the number of fund shares held in the "street name" accounts of various securities dealers for the benefit of their clients or in centralized securities depositories may exceed 5% of the total shares outstanding. To the best knowledge of the fund, no other person holds beneficially or of record more than 5% of the outstanding shares of the fund.

As of August 11, 1999, the officers and board members, as a group, owned of record and beneficially less than 1% of the outstanding shares of the fund. The board members may own shares in other funds in the Franklin Templeton Group of Funds.

BUYING AND SELLING SHARES
--------------------------------------------------------------------------------

The fund continuously offers its shares through securities dealers who have an agreement with Franklin Templeton Distributors, Inc. (Distributors). A securities dealer includes any financial institution that, either directly or through affiliates, has an agreement with Distributors to handle customer orders and accounts with the fund. This reference is for convenience only and does not indicate a legal conclusion of capacity. Banks and financial institutions that sell shares of the fund may be required by state law to register as securities dealers.

For investors outside the U.S., the offering of fund shares may be limited in many jurisdictions. An investor who wishes to buy shares of the fund should determine, or have a broker-dealer determine, the applicable laws and regulations of the relevant jurisdiction. Investors are responsible for compliance with tax, currency exchange or other regulations applicable to redemption and purchase transactions in any jurisdiction to which they may be subject. Investors should consult appropriate tax and legal advisors to obtain information on the rules applicable to these transactions.

All wires sent and received by the custodian bank and reported by the custodian bank to the fund prior to 3:00 p.m. pacific time, except on holidays, the day before a holiday or the day after a holiday, are normally effective on the same day, provided the fund is notified on time as provided in the prospectus. All wire payments received or reported by the custodian bank to the fund after 3:00 p.m. will be effective on the next business day. All checks or other negotiable bank drafts will normally be effective within two business days for checks drawn on a member bank of the Federal Reserve System and longer for most other checks. All checks, drafts, wires and other payment mediums used to buy or sell shares of the fund must be denominated in U.S. dollars, drawn on a U.S. bank, and are accepted subject to collection at full face value. Checks drawn in U.S. funds on foreign banks will not be credited to your account and dividends will not begin to accrue until the proceeds are collected, which may take a long period of time. We may, in our sole discretion, either (a) reject any order to buy or sell shares denominated in any other currency or (b) honor the transaction or make adjustments to your account for the transaction as of a date and with a foreign currency exchange factor determined by the drawee bank. We may deduct any applicable banking charges imposed by the bank from your account.

The offering of fund shares may be suspended at any time and resumed at any time thereafter.

DEALER COMPENSATION Distributors and/or its affiliates may provide financial support to securities dealers that sell shares of the Franklin Templeton Group of Funds. This support is based primarily on the amount of sales of fund shares and/or total assets with the Franklin Templeton Group of Funds. The amount of support may be affected by: total sales; net sales; levels of redemptions; the proportion of a securities dealer's sales and marketing efforts in the Franklin Templeton Group of Funds; a securities dealer's support of, and participation in, Distributors' marketing programs; a securities dealer's compensation programs for its registered representatives; and the extent of a securities dealer's marketing programs relating to the Franklin Templeton Group of Funds. Financial support to securities dealers may be made by payments from Distributors' resources, from Distributors' retention of underwriting concessions and, in the case of funds that have Rule 12b-1 plans, from payments to Distributors under such plans. In addition, certain securities dealers may receive brokerage commissions generated by fund portfolio transactions in accordance with the rules of the National Association of Securities Dealers, Inc.

Distributors routinely sponsors due diligence meetings for registered representatives during which they receive updates on various Franklin Templeton Funds and are afforded the opportunity to speak with portfolio managers. Invitation to these meetings is not conditioned on selling a specific number of shares. Those who have shown an interest in the Franklin Templeton Funds, however, are more likely to be considered. To the extent permitted by their firm's policies and procedures, registered representatives' expenses in attending these meetings may be covered by Distributors.

EXCHANGE PRIVILEGE If a substantial number of shareholders should, within a short period, sell their fund shares under the exchange privilege, the fund might have to sell portfolio securities it might otherwise hold and incur the additional costs related to such transactions.

The proceeds from the sale of shares of an investment company may not be available until the seventh day following the sale. The funds you are seeking to exchange into may delay issuing shares pursuant to an exchange until that seventh day. The sale of fund shares to complete an exchange will be effected at net asset value at the close of business on the day the request for exchange is received in proper form.

REDEMPTIONS IN KIND The fund has committed itself to pay in cash (by check) all requests for redemption by any shareholder of record, limited in amount, however, during any 90-day period to the lesser of $250,000 or 1% of the value of the fund's net assets at the beginning of the 90-day period. This commitment is irrevocable without the prior approval of the U.S. Securities and Exchange Commission (SEC). In the case of redemption requests in excess of these amounts, the board reserves the right to make payments in whole or in part in securities or other assets of the fund, in case of an emergency, or if the payment of such a redemption in cash would be detrimental to the existing shareholders of the fund. In these circumstances, the securities distributed would be valued at the price used to compute the fund's net assets and you may incur brokerage fees in converting the securities to cash. Redemptions in kind are taxable transactions.

SHARE CERTIFICATES We will credit your shares to your fund account. We do not issue share certificates. This eliminates the costly problem of replacing lost, stolen or destroyed certificates.

All purchases of fund shares will be credited to you, in full and fractional fund shares (rounded to the nearest 1/100 of a share), in an account maintained for you by the fund's transfer agent.

GENERAL INFORMATION If dividend checks are returned to the fund marked "unable to forward" by the postal service, we will consider this a request by you to change your dividend option to reinvest all distributions. The proceeds will be reinvested in additional shares at net asset value until we receive new instructions.

Distribution or redemption checks sent to you do not earn interest or any other income during the time the checks remain uncashed. Neither the fund nor its affiliates will be liable for any loss caused by your failure to cash such checks. The fund is not responsible for tracking down uncashed checks, unless a check is returned as undeliverable.

In most cases, if mail is returned as undeliverable we are required to take certain steps to try to find you free of charge. If these attempts are unsuccessful, however, we may deduct the costs of any additional efforts to find you from your account. These costs may include a percentage of the account when a search company charges a percentage fee in exchange for its location services.

The wiring of redemption proceeds is a special service that we make available whenever possible. By offering this service to you, the fund is not bound to meet any redemption request in less than the seven day period prescribed by law. Neither the fund nor its agents shall be liable to you or any other person if, for any reason, a redemption request by wire is not processed as described in the prospectus.

In the event of disputes involving multiple claims of ownership or authority to control your account, the fund has the right (but has no obligation) to: (a) freeze the account and require the written agreement of all persons deemed by the fund to have a potential property interest in the account, before executing instructions regarding the account; (b) interplead disputed funds or accounts with a court of competent jurisdiction; or (c) surrender ownership of all or a portion of the account to the IRS in response to a notice of levy.

PRICING SHARES
--------------------------------------------------------------------------------

When you buy shares, you pay the net asset value (NAV) per share. When you sell shares, you receive the NAV minus any applicable contingent deferred sales charge (CDSC).

The value of a mutual fund is determined by deducting the fund's liabilities from the total assets of the portfolio. The net asset value per share is determined by dividing the net asset value of the fund by the number of shares outstanding.

The valuation of the Portfolio's portfolio securities, including any securities held in a separate account maintained for when-issued securities, is based on the amortized cost of the securities, which does not take into account unrealized capital gains or losses. This method involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in calculation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Portfolio would receive if it sold the instrument. During periods of declining interest rates, the daily yield on shares of the Portfolio computed as described above may tend to be higher than a like computation made by a fund with identical investments but using a method of valuation based upon market prices and estimates of market prices for all of its portfolio instruments. Thus, if the use of amortized cost by the Portfolio resulted in a lower aggregate portfolio value on a particular day, a prospective investor in the Portfolio would be able to obtain a somewhat higher yield than would result from an investment in a fund using only market values, and existing investors in the Portfolio would receive less investment income. The opposite would be true in a period of rising interest rates.

The Portfolio's use of amortized cost, which helps the Portfolio maintain a $1 share price, is permitted by a rule adopted by the U.S. Securities and Exchange Commission (SEC). Under this rule, the Portfolio must adhere to certain conditions. The Portfolio must maintain a dollar-weighted average portfolio maturity of 90 days or less and only buy instruments with remaining maturities of 397 days or less. The Portfolio also must invest only in those U.S. dollar-denominated securities that the manager, in accordance with procedures adopted by the board, determines present minimal credit risks and that are rated in one of the top two ratings by U.S. nationally recognized rating services (or comparable unrated securities), or are instruments issued by an issuer that, with respect to an outstanding issue of short-term debt that is comparable in priority and protection, has received a rating within the two highest ratings. Securities subject to floating or variable interest rates with demand features that comply with applicable SEC rules may have stated maturities in excess of 397 days.

The board has established procedures designed to stabilize, to the extent reasonably possible, the Portfolio's price per share at $1, as computed for the purpose of sales and redemptions. These procedures include a review of the Portfolio's holdings by the board, at such intervals as it may deem appropriate, to determine if the Portfolio's net asset value calculated by using available market quotations deviates from $1 per share based on amortized cost. The extent of any deviation will be examined by the board. If a deviation exceeds 1/2 of 1%, the board will promptly consider what action, if any, will be initiated. If the board determines that a deviation exists that may result in material dilution or other unfair results to investors or existing shareholders, it will take corrective action that it regards as necessary and appropriate, which may include selling portfolio instruments before maturity to realize capital gains or losses or to shorten average portfolio maturity, withholding dividends, redeeming shares in kind, or establishing a net asset value per share by using available market quotations.

THE UNDERWRITER
--------------------------------------------------------------------------------

Franklin Templeton Distributors, Inc. (Distributors) acts as the principal underwriter in the continuous public offering of the fund's shares. Distributors is located at 777 Mariners Island Blvd., San Mateo, CA 94404.

Distributors pays the expenses of the distribution of fund shares, including advertising expenses and the costs of printing sales material and prospectuses used to offer shares to the public. The fund pays the expenses of preparing and printing amendments to its registration statements and prospectuses (other than those necessitated by the activities of Distributors) and of sending prospectuses to existing shareholders.

Distributors may be entitled to reimbursement under the Rule 12b-1 plans, as discussed below. Except as noted, Distributors received no other compensation from the fund for acting as underwriter.

DISTRIBUTION AND SERVICE (12B-1) FEES The fund has a distribution or "Rule 12b-1" plan. Under the plan, the fund shall pay or may reimburse Distributors or others for the expenses of activities that are primarily intended to sell shares of the fund. These expenses may include, among others, distribution or service fees paid to securities dealers or others who have executed a servicing agreement with the fund, Distributors or its affiliates; a prorated portion of Distributors' overhead expenses; and the expenses of printing prospectuses and reports used for sales purposes, and preparing and distributing sales literature and advertisements.

Payments by the fund under the plan may not exceed 0.25% per year of average daily net assets, payable quarterly. All distribution expenses over this amount will be borne by those who have incurred them.

In addition to the payments that Distributors or others are entitled to under the plan, the plan also provides that to the extent the fund, the manager or Distributors or other parties on behalf of the fund, the manager or Distributors make payments that are deemed to be for the financing of any activity primarily intended to result in the sale of fund shares within the context of Rule 12b-1 under the Investment Company Act of 1940, as amended, then such payments shall be deemed to have been made pursuant to the plan. The terms and provisions of the plan relating to required reports, term, and approval are consistent with Rule 12b-1.

In no event shall the aggregate asset-based sales charges, which include payments made under the plan, plus any other payments deemed to be made pursuant to the plan, exceed the amount permitted to be paid under the rules of the National Association of Securities Dealers, Inc.

To the extent fees are for distribution or marketing functions, as distinguished from administrative servicing or agency transactions, certain banks will not be entitled to participate in the plan as a result of applicable federal law prohibiting certain banks from engaging in the distribution of mutual fund shares. These banking institutions, however, are permitted to receive fees under the plan for administrative servicing or for agency transactions. If you are a customer of a bank that is prohibited from providing these services, you would be permitted to remain a shareholder of the fund, and alternate means for continuing the servicing would be sought. In this event, changes in the services provided might occur and you might no longer be able to avail yourself of any automatic investment or other services then being provided by the bank. It is not expected that you would suffer any adverse financial consequences as a result of any of these changes.

The plan has been approved in accordance with the provisions of Rule 12b-1. The plan is renewable annually by a vote of the board, including a majority vote of the board members who are not interested persons of the fund and who have no direct or indirect financial interest in the operation of the plan, cast in person at a meeting called for that purpose. It is also required that the selection and nomination of such board members be done by the noninterested members of the fund's board. The plan and any related agreement may be terminated at any time, without penalty, by vote of a majority of the noninterested board members on not more than 60 days' written notice, by Distributors on not more than 60 days' written notice, by any act that constitutes an assignment of the administration agreement between the trust and the administrator or the management agreement between The Money Market Portfolios and the manager or by vote of a majority of the outstanding shares of the Portfolio. Distributors or any dealer or other firm also may terminate their respective distribution or service agreement at any time upon written notice.

The plan and any related agreements may not be amended to increase materially the amount to be spent for distribution expenses without approval by a majority of the outstanding shares, and all material amendments to the plan or any related agreements shall be approved by a vote of the noninterested board members, cast in person at a meeting called for the purpose of voting on any such amendment.

Distributors is required to report in writing to the board at least quarterly on the amounts and purpose of any payment made under the plan and any related agreements, as well as to furnish the board with such other information as may reasonably be requested in order to enable the board to make an informed determination of whether the plan should be continued.

For the fiscal year ended June 30, 1999, Distributors' eligible expenditures for advertising, printing, payments to underwriters and broker-dealers and other expenses pursuant to the plan and the amounts the fund paid Distributors under the plan were:

                           DISTRIBUTORS'             AMOUNT PAID
                        ELIGIBLE EXPENSES ($)      BY THE FUND ($)
----------------------------------------------------------------------
                             522,630                  366,332

PERFORMANCE
--------------------------------------------------------------------------------

Performance quotations are subject to SEC rules. These rules require the use of standardized performance quotations or, alternatively, that every non-standardized performance quotation furnished by the fund be accompanied by certain standardized performance information computed as required by the SEC. Average annual total return, current yield and effective yield quotations used by the fund are based on the standardized methods of computing performance mandated by the SEC. Performance figures reflect Rule 12b-1 fees from the date of the plan's implementation. An explanation of these and other methods used by the fund to compute or express performance follows. Regardless of the method used, past performance does not guarantee future results, and is an indication of the return to shareholders only for the limited historical period used.

CURRENT YIELD Current yield shows the income per share earned by the fund. It is calculated by determining the net change, excluding capital changes, in the value of a hypothetical pre-existing account with a balance of one share at the beginning of the period, subtracting a hypothetical charge reflecting deductions from shareholder accounts, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return. The result is then annualized by multiplying the base period return by 365/7. The current yield for the seven day period ended June 30, 1999, was 3.94%.

EFFECTIVE YIELD The fund's effective yield is calculated in the same manner as its current yield, except the annualization of the return for the seven day period reflects the results of compounding. The effective yield for the seven day period ended June 30, 1999, was 4.02%.

The following SEC formula was used to calculate this figure:

                                           365/7
Effective yield = [(Base period return + 1)     ] - 1

OTHER PERFORMANCE QUOTATIONS The fund may include in its advertising or sales material information relating to investment goals and performance results of funds belonging to the Franklin Templeton Group of Funds. Franklin Resources, Inc. is the parent company of the advisors and underwriter of the Franklin Templeton Group of Funds.

COMPARISONS To help you better evaluate how an investment in the fund may satisfy your investment goal, advertisements and other materials about the fund may discuss certain measures of fund performance as reported by various financial publications. Materials also may compare performance (as calculated above) to performance as reported by other investments, indices, and averages. These comparisons may include, but are not limited to, the following examples:

o Lipper - Mutual Fund Performance Analysis, Lipper - Fixed Income Fund Performance Analysis, and Lipper - Mutual Fund Yield Survey - measure total return and average current yield for the mutual fund industry and rank individual mutual fund performance over specified time periods, assuming reinvestment of all distributions, exclusive of any applicable sales charges.

o IBC Money Fund Report(R) - industry averages for seven day annualized and compounded yields of taxable, tax-free and government money funds.

o Bank Rate Monitor - a weekly publication that reports various bank investments such as CD rates, average savings account rates and average loan rates.

o Salomon Brothers Bond Market Roundup - a weekly publication that reviews yield spread changes in the major sectors of the money, government agency, futures, options, mortgage, corporate, Yankee, Eurodollar, municipal, and preferred stock markets and summarizes changes in banking statistics and reserve aggregates.

o Consumer Price Index (or Cost of Living Index), published by the U.S. Bureau of Labor Statistics - a statistical measure of change, over time, in the price of goods and services in major expenditure groups.

o Stocks, Bonds, Bills, and Inflation, published by Ibbotson Associates - a historical measure of yield, price, and total return for common and small company stock, long term government bonds, Treasury bills, and inflation.

o Financial publications: The WALL STREET JOURNAL and BUSINESS WEEK, CHANGING TIMES, FINANCIAL WORLD, FORBES, FORTUNE, and MONEY magazines - provide performance statistics over specified time periods.

From time to time, advertisements or information for the fund may include a discussion of certain attributes or benefits to be derived from an investment in the fund. The advertisements or information may include symbols, headlines, or other material that highlights or summarizes the information discussed in more detail in the communication.

Advertisements or information also may compare the fund's performance to the return on certificates of deposit (CDs) or other investments. You should be aware, however, that an investment in the fund involves the risk of fluctuation of principal value, a risk generally not present in an investment in a CD issued by a bank. CDs are frequently insured by an agency of the U.S. government. An investment in the fund is not insured by any federal, state or private entity.

In assessing comparisons of performance, you should keep in mind that the composition of the investments in the reported indices and averages is not identical to the fund's portfolio, the indices and averages are generally unmanaged, and the items included in the calculations of the averages may not be identical to the formula used by the fund to calculate its figures. In addition, there can be no assurance that the fund will continue its performance as compared to these other averages.

MISCELLANEOUS INFORMATION
--------------------------------------------------------------------------------

The fund may help you achieve various investment goals such as accumulating money for retirement, saving for a down payment on a home, college costs and other long-term goals. The Franklin College Costs Planner may help you in determining how much money must be invested on a monthly basis in order to have a projected amount available in the future to fund a child's college education. (Projected college cost estimates are based upon current costs published by the College Board.) The Franklin Retirement Planning Guide leads you through the steps to start a retirement savings program. Of course, an investment in the fund cannot guarantee that these goals will be met.

The fund is a member of the Franklin Templeton Group of Funds, one of the largest mutual fund organizations in the U.S., and may be considered in a program for diversification of assets. Founded in 1947, Franklin is one of the oldest mutual fund organizations and now services more than 4 million shareholder accounts. In 1992, Franklin, a leader in managing fixed-income mutual funds and an innovator in creating domestic equity funds, joined forces with Templeton, a pioneer in international investing. The Mutual Series team, known for its value-driven approach to domestic equity investing, became part of the organization four years later. Together, the Franklin Templeton Group has over $227 billion in assets under management for more than 7 million U.S. based mutual fund shareholder and other accounts. The Franklin Templeton Group of Funds offers 112 U.S. based open-end investment companies to the public. The fund may identify itself by its NASDAQ symbol or CUSIP number.

Currently, there are more mutual funds than there are stocks listed on the New York Stock Exchange. While many of them have similar investment goals, no two are exactly alike. Shares of the fund are generally sold through securities dealers, whose investment representatives are experienced professionals who can offer advice on the type of investments suitable to your unique goals and needs, as well as the risks associated with such investments.

The Information Services & Technology division of Franklin Resources, Inc. (Resources) established a Year 2000 Project Team in 1996. This team has already begun making necessary software changes to help the computer systems that service the fund and its shareholders to be Year 2000 compliant. After completing these modifications, comprehensive tests are conducted in one of Resources' U.S. test labs to verify their effectiveness. Resources continues to seek reasonable assurances from all major hardware, software or data-services suppliers that they will be Year 2000 compliant on a timely basis. Resources is also beginning to develop a contingency plan, including identification of those mission critical systems for which it is practical to develop a contingency plan. However, in an operation as complex and geographically distributed as Resources' business, the alternatives to use of normal systems, especially mission critical systems, or supplies of electricity or long distance voice and data lines are limited.

DESCRIPTION OF RATINGS
--------------------------------------------------------------------------------

MUNICIPAL NOTE RATINGS

MOODY'S INVESTORS SERVICE, INC. (MOODY'S)

Moody's ratings for state, municipal and other short-term obligations will be designated Moody's Investment Grade (MIG). This distinction is in recognition of the differences between short-term credit risk and long-term risk. Factors affecting the liquidity of the borrower are uppermost in importance in short-term borrowing; factors of the first importance in long-term borrowing risk are of lesser importance in the short run. Symbols used will be as follows:

MIG 1: Notes are of the best quality enjoying strong protection from established cash flows of funds for their servicing or from established and broad-based access to the market for refinancing, or both.

MIG 2: Notes are of high quality, with margins of protection ample, although not so large as in the preceding group.

MIG 3: Notes are of favorable quality, with all security elements accounted for, but lacking the undeniable strength of the preceding grades. Market access for refinancing, in particular, is likely to be less well established.

MIG 4: Notes are of adequate quality, carrying specific risk but having protection and not distinctly or predominantly speculative.

STANDARD & POOR'S CORPORATION (S&P)

Until June 29, 1984, S&P used the same rating symbols for notes and bonds. After June 29, 1984, for new municipal note issues due in three years or less, the ratings below will usually be assigned. Notes maturing beyond three years will most likely receive a bond rating of the type recited above.

SP-1: Issues carrying this designation have a very strong or strong capacity to pay principal and interest. Issues determined to possess overwhelming safety characteristics will be given a "plus" (+) designation.

SP-2: Issues carrying this designation have a satisfactory capacity to pay principal and interest.

SHORT-TERM DEBT & COMMERCIAL PAPER RATINGS

MOODY'S

Moody's short-term debt ratings are opinions of the ability of issuers to repay punctually senior debt obligations. These obligations have an original maturity not exceeding one year, unless explicitly noted. Moody's commercial paper ratings, which are also applicable to municipal paper investments, are opinions of the ability of issuers to repay punctually their promissory obligations not having an original maturity in excess of nine months. Moody's employs the following designations for both short-term debt and commercial paper, all judged to be investment grade, to indicate the relative repayment capacity of rated issuers:

P-1 (Prime-1): Superior capacity for repayment.

P-2 (Prime-2): Strong capacity for repayment.

S&P

S&P's ratings are a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days. Ratings are graded into four categories, ranging from "A" for the highest quality obligations to "D" for the lowest. Issues within the "A" category are delineated with the numbers 1, 2 and 3 to indicate the relative degree of safety, as follows:

A-1: This designation indicates the degree of safety regarding timely payment is very strong. A "plus" (+) designation indicates an even stronger likelihood of timely payment.

A-2: Capacity for timely payment on issues with this designation is strong. The relative degree of safety, however, is not as overwhelming as for issues designated A-1.

A-3: Issues carrying this designation have a satisfactory capacity for timely payment. They are, however, somewhat more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.







                          INSTITUTIONAL FIDUCIARY TRUST
                                FILE NOS. 2-96634
                                    811-4267

                                    FORM N-1A

                                     PART C
                                OTHER INFORMATION

ITEM 23.   EXHIBITS.

The following exhibits are incorporated by reference to the previously filed documents indicated below, except as noted:

      (a)  Agreement and Declaration of Trust

           (i)   Agreement and Declaration of Trust dated January 15, 1985
                 Filing: Post-Effective Amendment No. 24 to Registration Statement on Form N-1A
                 File No. 2-96634
                 Filing Date: September 1, 1995

           (ii) Certificate of Amendment of Agreement and Declaration of Trust dated May 12, 1987
                 Filing: Post-Effective Amendment No. 24 to Registration Statement on Form N-1A
                 File No. 2-96634
                 Filing Date: September 1, 1995

           (iii) Certificate of Amendment of Agreement and Declaration of Trust dated October 9, 1987
                 Filing: Post-Effective Amendment No. 24 to Registration Statement on Form N-1A
                 File No. 2-96634
                 Filing Date: September 1, 1995

           (iv) Certificate of Amendment of Agreement and Declaration of Trust dated November 17, 1987
                 Filing: Post-Effective Amendment No. 24 to Registration Statement on Form N-1A
                 File No. 2-96634
                 Filing Date: September 1, 1995

           (v) Certificate of Amendment of Agreement and Declaration of Trust dated December 8, 1987
                 Filing: Post-Effective Amendment No. 24 to Registration Statement on Form N-1A
                 File No. 2-96634
                 Filing Date: September 1, 1995

           (vi) Certificate of Amendment of Agreement and Declaration of Trust dated December 12, 1989
                 Filing: Post-Effective Amendment No. 24 to Registration Statement on Form N-1A
                 File No. 2-96634
                 Filing Date: September 1, 1995

      (b)  By-Laws

           (i)   By-Laws
                 Filing: Post-Effective Amendment No. 24 to Registration Statement on Form N-1A
                 File No. 2-96634
                 Filing Date: September 1, 1995

           (ii)  Certificate of Amendment of By-Laws dated October 9, 1987
                 Filing: Post-Effective Amendment No. 24 to Registration Statement on Form N-1A
                 File No. 2-96634
                 Filing Date: September 1, 1995

      (c)  Instruments Defining Rights of Security Holders

           Not Applicable

      (d)  Investment Advisory Contracts

           (i) Administration Agreement between Registrant, on behalf of Franklin U.S. Government Securities Money Market Portfolio, and Franklin Advisers, Inc. dated November 1, 1992
                 Filing: Post-Effective Amendment No. 24 to
                 Registration Statement on Form N-1A
                 File No. 2-96634
                 Filing Date: September 1, 1995

           (ii) Administration Agreement between Registrant, on behalf of Money Market Portfolio, and Franklin Advisers, Inc. dated November 1, 1992
                 Filing: Post-Effective Amendment No. 24 to Registration Statement on Form N-1A
                 File No. 2-96634
                 Filing Date: September 1, 1995

           (iii) Administration Agreement between Registrant, on behalf of Franklin Cash Reserves Fund, and Franklin Advisers, Inc. dated July 1, 1994
                 Filing: Post-Effective Amendment No. 24 to Registration Statement on Form N-1A
                 File No. 2-96634
                 Filing Date: September 1, 1995

           (iv) Amendment to Administration Agreement between Registrant, on behalf of Franklin U.S. Government Securities Money Market Portfolio, and Franklin Advisers, Inc. dated August 1, 1995
                 Filing: Post-Effective Amendment No. 26 to Registration Statement on Form N-1A
                 File No. 2-96634
                 Filing date: October 30, 1997

           (v) Amendment to Administration Agreement between Registrant, on behalf of Money Market Portfolio, and Franklin Advisers, Inc. dated August 1, 1995
                 Filing: Post-Effective Amendment No. 26 to Registration Statement on Form N-1A
                 File No. 2-96634
                 Filing date: October 30, 1997

           (vi) Amendment to Administration Agreement between Registrant, on behalf of Franklin Cash Reserves Fund, and Franklin Advisers, Inc. dated August 1, 1995
                 Filing: Post-Effective Amendment No. 26 to Registration Statement on Form N-1A
                 File No. 2-96634
                 Filing date: October 30, 1997

           (vii) Amendment to Administration Agreement between Registrant, on behalf of Franklin U.S. Government Securities Money Market Portfolio, and Franklin Advisers, Inc. dated November 1, 1998

           (viii)Amendment to Administration Agreement between Registrant, on behalf of Money Market Portfolio, and Franklin Advisers, Inc. dated November 1, 1998

      (e)  Underwriting Contracts

           (i) Amended and Restated Distribution Agreement between Registrant and Franklin/Templeton Distributors, Inc. dated April 23, 1995
                 Filing: Post-Effective Amendment No. 24 to Registration Statement on Form N-1A
                 File No. 2-96634
                 Filing Date: September 1, 1995

           (ii) Forms of Dealer Agreements between Franklin/Templeton Distributors, Inc. and Securities Dealers dated March 1, 1998

           (iii) Amendment of Amended and Restated Distribution Agreement between Registrant and Franklin/Templeton Distributors, Inc. dated January 12, 1999

      (f)  Bonus or Profit Sharing Contracts

           Not Applicable

      (g)  Custodian Agreements

           (i) Master Custody Agreement between Registrant and Bank of New York dated February 16, 1996
                 Filing: Post-Effective Amendment No. 25 to
                 Registration Statement on Form N-1A
                 File No. 2-96634
                 Filing Date: October 31, 1996

           (ii) Terminal Link Agreement between Registrant and Bank of New York dated February 16, 1996
                 Filing: Post-Effective Amendment No. 25 to
                 Registration Statement on Form N-1A
                 File No. 2-96634
                 Filing Date: October 31, 1996

           (iii) Amendment to Master Custody Agreement between Registrant and Bank of New York dated May 7, 1997
                 Filing: Post-Effective Amendment No. 26 to Registration Statement on Form N-1A
                 File No. 2-96634
                 Filing date: October 30, 1997

           (iv) Amendment dated February 27, 1998 to Exhibit A of the Master Custody Agreement between the Registrant and Bank of New York dated February 16, 1996
                 Filing: Post-Effective Amendment No. 27 to Registration Statement on Form N-1A
                 File No. 2-96634
                 Filing date: August 24, 1998

      (h)  Other Material Contracts

           Not Applicable

      (i)  Legal Opinion

           (i)   Opinion and consent of counsel dated August 18, 1998
                 Filing: Post-Effective Amendment No. 27 to Registration Statement on Form N-1A
                 File No. 2-96634
                 Filing date: August 24, 1998

      (j)  Other Opinions

           (i)   Consent of Independent Auditors

      (k)  Omitted Financial Statements

           Not Applicable

      (l)  Initial Capital Agreements

           Not Applicable

      (m)  Rule 12b-1 Plan

           (i) Amended and Restated Distribution Plan pursuant to Rule 12b-1 between Registrant, on behalf of Franklin Cash Reserves Fund, and Franklin/Templeton Distributors, Inc. dated July 1, 1994
                 Filing: Post-Effective Amendment No. 24 to Registration Statement on Form N-1A
                 File No. 2-96634
                 Filing Date: September 1, 1995

           (ii) Amended and Restated Distribution Plan pursuant to Rule 12b-1 between Registrant, on behalf of Franklin U.S. Government Securities Money Market Portfolio, and Franklin/Templeton Distributors, Inc. dated December 1, 1993
                 Filing: Post-Effective Amendment No. 24 to Registration Statement on Form N-1A
                 File No. 2-96634
                 Filing Date: September 1, 1995

           (iii) Amended and Restated Distribution Plan pursuant to Rule 12b-1 between Registrant, on behalf of Money Market Portfolio, and Franklin/Templeton Distributors, Inc. dated December 1, 1993
                 Filing: Post-Effective Amendment No. 24 to Registration Statement on Form N-1A
                 File No. 2-96634
                 Filing Date: September 1, 1995

      (o)  Rule 18f-3 Plan

           Not Applicable

      (p)  Powers of Attorney

           (i) Power of Attorney for Institutional Fiduciary Trust dated July 15, 1999

           (ii) Power of Attorney for The Money Market Portfolios dated July 15, 1999

ITEM 24.   PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH
REGISTRANT

           None

ITEM 25.   INDEMNIFICATION

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Please see the Declaration of Trust, By-Laws, Management, Administration, and Distribution Agreements, previously filed as exhibits and incorporated herein by reference.

Notwithstanding the provisions contained in the Registrant's By-Laws, in the absence of authorization by the appropriate court on the merits pursuant to said By-Laws, any indemnification under said Article shall be made by Registrant only if authorized in the manner provided in such By-Laws.

ITEM 26.   BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT ADVISER

The officers and directors of Franklin Advisers, Inc. (Advisers), administrator of Money Market Portfolio, Franklin U. S. Government Securities Money Market Portfolio, and Franklin Cash Reserves Fund, and investment advisor of the Master Fund also serve as officers and/or directors for (1) Advisers corporate parent, Franklin Resources, Inc., and/or (2) other investment companies in the Franklin Templeton Group of Funds. In addition, Mr. Charles B. Johnson was formerly a director of General Host Corporation. For additional information please see Part B and Schedules A and D of Form ADV of Advisers (SEC File 801-26292), incorporated herein by reference, which sets forth the officers and directors of Advisers and information as to any business, profession, vocation or employment of a substantial nature engaged in by those officers and directors during the past two years.

ITEM 27.   PRINCIPAL UNDERWRITERS

a) Franklin/Templeton Distributors, Inc., (Distributors) also acts as principal underwriter of shares of:

Franklin Asset Allocation Fund
Franklin California Tax-Free Income Fund, Inc.
Franklin California Tax-Free Trust
Franklin Custodian Funds, Inc.
Franklin Equity Fund
Franklin Federal Money Fund
Franklin Federal Tax-Free Income Fund
Franklin Floating Rate Trust
Franklin Gold Fund
Franklin High Income Trust
Franklin Investors Securities Trust
Franklin Managed Trust
Franklin Money Fund
Franklin Mutual Series Fund Inc.
Franklin Municipal Securities Trust
Franklin New York Tax-Free Income Fund
Franklin New York Tax-Free Trust
Franklin Real Estate Securities Trust
Franklin Strategic Mortgage Portfolio
Franklin Strategic Series
Franklin Tax-Exempt Money Fund
Franklin Tax-Free Trust
Franklin Templeton Fund Allocator Series
Franklin Templeton Global Trust
Franklin Templeton International Trust
Franklin Templeton Money Fund Trust
Franklin Value Investors Trust
Franklin Templeton Variable Insurance Products Trust

Templeton Capital Accumulator Fund, Inc.
Templeton Developing Markets Trust
Templeton Funds, Inc.
Templeton Global Investment Trust
Templeton Global Opportunities Trust
Templeton Global Real Estate Fund
Templeton Global Smaller Companies Fund, Inc.
Templeton Growth Fund, Inc.
Templeton Income Trust
Templeton Institutional Funds, Inc.
Templeton Variable Products Series Fund

b) The information required by this Item 29 with respect to each director and officer of Distributors is incorporated by reference to Part B of this N-1A and Schedule A of Form BD filed by Distributors with the Securities and Exchange Commission pursuant to the Securities Act of 1934 (SEC File No. 8-5889).

c) Not Applicable. Registrant's principal underwriter is an affiliated person of an affiliated person of the Registrant.

ITEM 28.   LOCATION OF ACCOUNTS AND RECORDS

The accounts,  books or other documents  required to be maintained by Section 31
(a) of the Investment Company Act of 1940 are kept by the Fund or its shareholder services agent, Franklin/Templeton Investor Services, Inc., both of whose address is 777 Mariners Island Blvd., San Mateo, CA 94404.

ITEM 29.   MANAGEMENT SERVICES

There are no management-related service contracts not discussed in Part A or Part B.

ITEM 30.   UNDERTAKINGS

      Not Applicable



                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of San Mateo and the State of California, on the 27th day of August, 1999.

                                    INSTITUTIONAL FIDUCIARY TRUST
                                    (Registrant)

                                    By:   /S/ LEIANN NUZUM
                                          -------------------
                                          Leiann Nuzum
                                          Assistant Secretary

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

CHARLES E. JOHNSON*                 Trustee and Principal
Charles E. Johnson                  Executive Officer
                                      Dated: August 27, 1999

MARTIN L. FLANAGAN*                 Principal Financial Officer
Martin L. Flanagan                    Dated: August 27, 1999

DIOMEDES LOO-TAM*                   Principal Accounting Officer
Diomedes Loo-Tam                      Dated: August 27, 1999

FRANK H. ABBOTT, III*               Trustee
Frank H. Abbott, III                  Dated: August 27, 1999

HARRIS J. ASHTON*                   Trustee
Harris J. Ashton                      Dated: August 27, 1999

ROBERT F. CARLSON*                  Trustee
Robert F. Carlson                     Dated: August 27, 1999

S. JOSEPH FORTUNATO*                Trustee
S. Joseph Fortunato                   Dated: August 27, 1999

CHARLES B. JOHNSON*                 Trustee
Charles B. Johnson                    Dated: August 27, 1999

RUPERT H. JOHNSON, JR.*             Trustee
Rupert H. Johnson, Jr.                Dated: August 27, 1999

FRANK W.T. LAHAYE*                  Trustee
Frank W.T. LaHaye                     Dated: August 27, 1999

GORDON S. MACKLIN*                  Trustee
Gordon S. Macklin                     Dated: August 27, 1999


*By   /S/ LEIANN NUZUM
      -----------------------
      Leiann Nuzum, Attorney-in-Fact
      (Pursuant to Power of Attorney filed herewith)



                                    SIGNATURE

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, as amended, the undersigned has duly consented to the filing of this Registration Statement of Institutional Fiduciary Trust and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of San Mateo and the State of California, on the 27th day of August, 1999.

                                    THE MONEY MARKET PORTFOLIOS

                                    By:   /S/ LEIANN NUZUM
                                          -------------------
                                          Leiann Nuzum
                                          Assistant Secretary

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following officers and trustees of The Money Market Portfolios in the capacities and on the dates indicated:

CHARLES E. JOHNSON*                 Principal Executive Officer
Charles E. Johnson                  and Trustee
                                      Dated: August 27, 1999

MARTIN L. FLANAGAN*                 Principal Financial Officer
Martin L. Flanagan                    Dated: August 27, 1999

DIOMEDES LOO-TAM*                   Principal Accounting Officer
Diomedes Loo-Tam                      Dated: August 27, 1999

FRANK H. ABBOTT, III*               Trustee
Frank H. Abbott, III                  Dated: August 27, 1999

HARRIS J. ASHTON*                   Trustee
Harris J. Ashton                      Dated: August 27, 1999

ROBERT F. CARLSON*                  Trustee
Robert F. Carlson                     Dated: August 27, 1999

S. JOSEPH FORTUNATO*                Trustee
S. Joseph Fortunato                   Dated: August 27, 1999

CHARLES B. JOHNSON*                 Trustee
Charles B. Johnson                    Dated: August 27, 1999

RUPERT H. JOHNSON, JR.*             Trustee
Rupert H. Johnson, Jr.                Dated: August 27, 1999

FRANK W. T. LAHAYE*                 Trustee
Frank W. T. LaHaye                    Dated: August 27, 1999

GORDON S. MACKLIN*                  Trustee
Gordon S. Macklin                     Dated: August 27, 1999


*By   /S/ LEIANN NUZUM
      ----------------------
      Leiann Nuzum, Attorney-in-Fact
      (Pursuant to Power of Attorney filed herewith)



                          INSTITUTIONAL FIDUCIARY TRUST
                             REGISTRATION STATEMENT
                                  EXHIBIT INDEX

EXHIBIT NO.          DESCRIPTION                                 LOCATION

EX-99.a(i)           Agreement and Declaration of Trust          *
                     dated January 15, 1985

EX-99.a(ii)          Certificate of Amendment of                 *
                     Agreement and Declaration of Trust
                     dated May 12, 1987

EX-99.a(iii)         Certificate of Amendment of                 *
                     Agreement and Declaration of Trust
                     dated October 9, 1987

EX-99.a(iv)          Certificate of Amendment of                 *
                     Agreement and Declaration of Trust
                     dated November 17, 1987

EX-99.a(v)           Certificate of Amendment of                 *
                     Agreement and Declaration of Trust
                     dated December 8, 1987

EX-99.a(vi)          Certificate of Amendment of                 *
                     Agreement and Declaration of Trust
                     dated December 12, 1989

EX-99.b(i)           By-Laws                                     *

EX-99.b(ii)          Certificate of Amendment of                 *
                     By-Laws dated October 9, 1987

EX-99.d(i)           Administration Agreement between            *
                     Registrant, on behalf of Franklin
                     U.S. Government Securities Money
                     Market Portfolio, and Franklin
                     Advisers, Inc. dated November 1,
                     1992

EX-99.d(ii)          Administration Agreement between            *
                     Registrant, on behalf of Money
                     Market Portfolio, and Franklin
                     Advisers, Inc. dated November 1,
                     1992

EX-99.d(iii)         Administration Agreement between            *
                     Registrant, on behalf of Franklin
                     Cash Reserve Fund, and Franklin
                     Advisers, Inc. dated July 1, 1994

EX-99.d(iv)          Amendment to Administration                 *
                     Agreement between Registrant, on
                     behalf of Franklin U.S. Government
                     Securities Money Market Portfolio,
                     and Franklin Advisers, Inc. dated
                     August 1, 1995

EX-99.d(v)           Amendment to Administration                 *
                     Agreement between Registrant, on
                     behalf of Money Market Portfolio,
                     and Franklin Advisers, Inc. dated
                     August 1, 1995

EX-99.d(vi)          Amendment to Administration                 *
                     Agreement between Registrant, on
                     behalf of Franklin Cash Reserves
                     Fund, and Franklin Advisers, Inc.
                     dated August 1, 1995

EX-99.d(vii)         Amendment to Administration                 Attached
                     Agreement between Registrant, on
                     behalf of Franklin U.S. Government
                     Securities Money Market Portfolio,
                     and Franklin Advisers, Inc. dated
                     November 1, 1998

EX-99.d(viii)        Amendment to Administration                 Attached
                     Agreement between Registrant, on
                     behalf of Money Market Portfolio,
                     and Franklin Advisers, Inc. dated
                     November 1, 1998

EX-99.e(i)           Amended and Restated Distribution           *
                     Agreement between Registrant and
                     Franklin/Templeton Distributors,
                     Inc. dated April 23, 1995

EX-99.e(ii)          Forms of Dealer Agreements between          Attached
                     Franklin/Templeton Distributors,
                     Inc. and Securities Dealers dated
                     March 1, 1998

EX-99.e(iii)         Amendment of Amended and Restated           Attached
                     Distribution Agreement between
                     Registrant and Franklin/Templeton
                     Distributors, Inc. dated January
                     12, 1999

EX-99.g(i)           Master Custody Agreement between            *
                     Registrant and Bank of New York
                     dated February 16, 1996

EX-99.g(ii)          Terminal Link Agreement between             *
                     Registrant and Bank of New York
                     dated February 16, 1996

EX-99.g(iii)         Amendment to Master Custody                 *
                     Agreement between Registrant and
                     Bank of New York dated May 7, 1997

EX-99.g(iv)          Amendment dated February 27, 1998           *
                     to Exhibit A of the Master Custody
                     Agreement between Registrant and
                     Bank of New York dated February
                     16, 1996

EX-99.i(i)           Opinion and consent of counsel              *
                     dated August 18, 1998

EX-99.j(i)           Consent of Independent Auditors             Attached

EX-99.m(i)           Amended and Restated Distribution           *
                     Plan pursuant to Rule 12b-1
                     between Registrant, on behalf of
                     Franklin Cash Reserves Fund, and
                     Franklin/Templeton Distributors,
                     Inc. dated July 1, 1994

EX-99.m(ii)          Amended and Restated Distribution           *
                     Plan pursuant to Rule 12b-1
                     between Registrant, on behalf of
                     Franklin U.S. Government
                     Securities Money Market Portfolio,
                     and Franklin/Templeton
                     Distributors, Inc. dated December
                     1, 1993

EX-99.m(iii)         Amended and Restated Distribution           *
                     Plan pursuant to Rule 12b-1
                     between Registrant, on behalf of
                     Money Market Portfolio, and
                     Franklin/Templeton Distributors,
                     Inc. dated December 1, 1993

EX-99.p(i)           Power of Attorney for                       Attached
                     Institutional Fiduciary Trust
                     dated July 15, 1999

EX-99.p(ii)          Power of Attorney for The Money             Attached
                     Market Portfolios dated July 15,
                     1999


*Incorporated by Reference